UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10345

Nuveen Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
April 30, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen AMT-Free Municipal Credit Income Fund
NVG
Nuveen Municipal Credit Income Fund
NZF
Nuveen Municipal High Income Opportunity Fund
NMZ
Nuveen Municipal Credit Opportunities Fund
NMCO
Nuveen Dynamic Municipal Opportunities Fund
NDMO

IMPORTANT DISTRIBUTION NOTICE
for Shareholders of the Nuveen Dynamic Municipal Opportunity Fund (NDMO)
Semi-annual Shareholder Report for the period ending April 30, 2023
The Nuveen Dynamic Municipal Opportunity Fund (NDMO) seeks to offer attractive cash flow to its shareholders, by converting the expected long-term total return potential of the Fund’s portfolio of investments into regular monthly distributions. Following is a discussion of the
Managed Distribution Policy the Fund uses to achieve this.
The Fund pays monthly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow.
As a result, the Fund’s regular common share distributions (presented $0.0620 per share) may be derived from a variety of sources, including:
Net investment income consisting of regular interest and dividends
Realized capital gains or,
Possibly, returns of capital representing in certain cases unrealized capital appreciation.
Such distributions are sometimes referred to as "managed distributions." The Fund seeks to establish a distribution rate that roughly corresponds to the Adviser's projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. The
Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which the Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the
Fund's Managed Distribution Policy could change.
When it pays a distribution, the Fund provides holders of its Common Shares a notice of the estimated sources of the Fund's distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.
You should not draw any conclusions about the Fund's investment performance from the amount of this distribution or from the terms of the Fund's
Managed Distribution Policy. The Fund's actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Fund's actual total returns. The Managed Distribution Policy provides that the
Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause the Fund to terminate its Managed Distribution Policy.

Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Fund Leverage 6
Common Share Information 7
About the Funds’ Benchmarks 10
Performance Overview and Holding Summaries 12
Shareholder Meeting Report 22
Portfolios of Investments 23
Statement of Assets and Liabilities 199
Statement of Operations 200
Statement of Changes in Net Assets 201
Statement of Cash Flows 204
Financial Highlights 206
Notes to Financial Statements 214
Risk Considerations 232
Additional Fund Information 233
Glossary of Terms Used in this Report 234

Chair’s Letter
to Shareholders
Dear Shareholders,
The significant measures taken by the U.S. Federal Reserve (Fed) and other global central banks over the past year to contain inflation have begun to take effect. From March 2022 to
May 2023, the Fed raised the target fed funds rate by 5.00% to a range of 5.00% to 5.25%, marking the fastest interest rate hiking cycle in its history. Across most of the world, inflation rates have fallen from their post-pandemic highs but currently remain well above the levels that central banks consider supportive of their economies’ long-term growth.
At the same time, the U.S. and other large economies have remained surprisingly resilient, even as financial conditions have tightened. Despite contracting in the first half of 2022, U.S.
gross domestic product grew 2.1% in the year overall compared to 2021 and expanded at a more moderate pace of 1.3% in the first quarter of 2023. A relatively strong jobs market has helped support consumer sentiment and spending despite historically high inflation. Markets are concerned that these conditions could keep upward pressure on prices and wages, although the recent collapse of three regional U.S. banks (Silicon Valley Bank, Signature
Bank and First Republic Bank) and major European bank Credit Suisse is likely to add further downward pressure to the economy as the banking system slows lending in response.
Fed officials are closely monitoring inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis, including pausing rate adjustments at the most recent meeting in June 2023 in order to assess the effects of monetary policy so far on the economy. While uncertainty has increased given the unpredictable outcome of tighter credit conditions on the economy, the Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. The debt ceiling debate in Congress was also looming over the markets until the government passed an increase to the debt limit in early June 2023 and averted a default scenario. We encourage investors to keep a long-term perspective amid the short-term noise. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
June 21, 2023

Important Notices

For Shareholders of
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Fund Mergers Update for Nuveen Municipal Credit Income Fund (NZF)
Effective prior to the opening of business on April 17, 2023, Nuveen Ohio Quality Municipal Income Fund (NUO) and Nuveen
Georgia Quality Municipal Income Fund (NKG) (the “Target Funds”) were each merged into NZF (the “Acquiring Fund”) (“each a
Merger”). Refer to Note 1 and Note 11 of the Notes to Financial Statements within this report for further details on the Merger.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Update for Nuveen Municipal High Income Opportunity Fund (NMZ)
On May 31, 2023, John V. Miller no longer served as a portfolio manager of the Fund. Daniel Close and Stephen Candido continued
to serve as portfolio managers of the Fund.
Portfolio Manager Update for Nuveen Municipal Credit Opportunities Fund (NMCO)
On May 31, 2023 John V. Miller no longer served as a portfolio manager of the Fund. Stephen Candido, Steven Hlavin, and Daniel
Close continued to serve as portfolio managers of the Fund.
Portfolio Manager Update for Nuveen Dynamic Municipal Opportunities Fund (NDMO)
On May 31, 2023, John V. Miller no longer served as a portfolio manager of the Fund. Daniel Close, Stephen Candido, and Timothy
Ryan continued to serve as portfolio managers of the Fund.

Fund Leverage
IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage significantly contributed to relative performance during the reporting period. In addition, the Funds’ use of leverage was accretive to overall common share income.
As of April 30, 2023, the Funds’ percentages of leverage are as shown in the accompanying table.
i
THE FUNDS’ REGULATORY LEVERAGE
As of April 30, 2023, the Funds have issued and outstanding preferred shares as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NVG NZF NMZ NMCO NDMO
Effective Leverage
*
40.75% 39.00% 39.43% 42.07% 26.82%
Regulatory Leverage
*
37.75% 33.36% 22.44% 40.74% 26.76%
* Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund.
Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Variable Rate
Preferred*
Variable Rate
Remarketed
Preferred**
Fund
Shares Issued
at Liquidation
Preference
Shares Issued
at Liquidation
Preference Total
NVG $67,400,000 $1,686,600,000 $1,754,000,000
NZF   $ 1,172,000,000 $146,000,000 $1,318,000,000
NMZ $357,000,000 $- $357,000,000
NMCO $350,000,000 $100,000,000 $450,000,000
NDMO $240,000,000 $- $240,000,000
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.

Common Share Information
(Unaudited)

NVG, NZF, NMZ and NMCO COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the distributions for NVG, NZF, NMZ and NMCO are current as of April 30, 2023. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.
During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.
NVG, NZF, NMZ and NMCO seek to pay regular monthly dividends out of their net investment income at a rate that reflects their past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by NVG, NZF, NMZ and NMCO during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented within the Notes to Financial Statements of this report.
COMMON SHARE DISTRIBUTION INFORMATION FOR NDMO
NDMO makes regular cash distributions to shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board of
Trustees, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular distributions (a “Managed Distribution Program”). The practice of maintaining a stable distribution level had no material effect on the Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.
This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution
Policy.
The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. It is estimated that the Fund has distributed more than its income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NVG NZF NMZ NMCO
November $0.0545 $0.0505 $0.0535 $0.0575
December 0.0545 0.0505 0.0535 0.0575
January 0.0425 0.0430 0.0455 0.0525
February 0.0425 0.0430 0.0455 0.0525
March 0.0425 0.0430 0.0455 0.0525
April 0.0425 0.0432 0.0455 0.0500
Total Distributions from Net Investment Income $0.2790 $0.2732 $0.2890 $0.3225
Yields
NVG NZF NMZ NMCO
Market Yield
1
4.32% 4.44% 5.06% 5.41%
Taxable-Equivalent Yield
1
7.30% 7.50% 8.55% 9.14%
1
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-
Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Common Share Information
(Unaudited) (continued)
The amounts and sources of distributions reported in this notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund's investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.
The following table provides information regarding the Fund’s distributions and total return performance over various time periods. This information is intended to help you better understand whether the Fund’s returns for the specified time periods were sufficient to meet its distributions.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on
Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE EQUITY SHELF PROGRAMS
During the current reporting period, the Fund was authorized by the Securities and Exchange Commission to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, the Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund's NAV per common share. The maximum aggregate offering under these Shelf Offerings are as shown in the accompanying table.
During the current reporting period, Funds’ sold common shares through their Shelf Offering at a weighted average premium to their NAV per common share as shown in the accompanying table.
Refer to Notes to Financial Statements, for further details of Shelf Offerings and the Fund’s transactions.
COMMON SHARE REPURCHASES
During August 2022, the Funds’ Board of 0Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.
During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2023, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Data as of April 30, 2023
Fiscal YTD
Per Share Estimated Sources of Distribution
Estimated
Percentage of Distributions
Per Share
Distribution
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
Net
Investment
Income
Long-Term
Gains
Short-Term
Gains
Return of
Capital
$0.4300 $0.2201 $0.0000 $0.0000 $0.2099 51.2% 0.0% 0.0% 48.8%
Data as of April 30, 2023
Annualized Cumulative
Latest
Monthly Current
Since
Inception Fiscal YTD Fiscal
Inception
Date
Per Share
Distribution
Fiscal YTD
Distribution
Net Asset
Value (NAV)
Distribution
on NAV
Return
on NAV
Distributions
on NAV
YTD Return
on NAV
8/26/2020 $0.0620 $0.4300 $11.03 7.80% (4.91)% 3.90% 10.79%
NVG NMZ* NMCO NDMO
Maximum aggregate offering Unlimited Unlimited $90,000,000 $250,000,000
* The Fund carried forward 13,340,607 common shares from the 19,500,000 additional previously authorized common shares.
NMZ NMCO
Common shares sold through shelf offering 904,034 30,416
Weighted average premium to NAV per common share sold 1.23% 1.12%

OTHER COMMON SHARE INFORMATION
As of April 30, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NVG NZF NMZ NMCO NDMO
Common shares repurchased and retired 202,500 47,500 0 0 0
Common shares authorized for repurchase 21,350,000 16,535,000 10,755,000 5,425,000 5,945,000
NVG NZF NMZ NMCO NDMO
Common share NAV $13.55 $13.59 $11.16 $11.95 $11.03
Common share price $11.80 $11.67 $10.80 $11.09 $10.63
Premium/(Discount) to NAV (12.92)% (14.13)% (3.23)% (7.20)% (3.63)%
Average premium/(discount) to NAV (11.20)% (11.67)% (3.89)% (4.82)% (2.36)%

About the Funds’ Benchmarks
NVG Blended Benchmark:
Consists of: 1) 60% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 40% S&P
Municipal Bond High Yield Index (defined herein). The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
NZF Blended Benchmark:
Consists of: 1) 60% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 40% S&P
Municipal Bond High Yield Index (defined herein). The Fund’s performance was measured against the S&P Municipal Bond Index through April 10, 2016. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond High Yield Index:
An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index
: An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Investment Grade Index:
An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen AMT-Free Municipal Credit Income
Fund
Performance Overview and Holding Summaries April 30, 2023
NVG
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the NVG Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond
High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10,
2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NVG at Common Share NAV 3/25/02 13.47% (1.62)% 1.79% 3.36%
NVG at Common Share Price 3/25/02 9.48% (9.80)% 0.83% 3.28%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%
NVG Blended Benchmark — 7.74% 1.62% 2.47% 2.75%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 162.0%
Common Stocks 1.8%
Corporate Bonds 0.1%
Short-Term Municipal Bonds 0.7%
Other Assets & Liabilities, Net 3.1%
Floating Rate Obligations (7.2)%
MFP Shares, Net (17.8)%
VRDP Shares, Net (42.7)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 9.8%
AAA 3.9%
AA 13.6%
A 23.7%
BBB 20.2%
BB or Lower 10.2%
N/R (not rated) 17.5%
N/A (not applicable) 1.1%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 18.5%
Health Care 14.8%
Transportation 11.0%
Tax Obligation/General 10.8%
Utilities 9.5%
U.S. Guaranteed 9.5%
Education and Civic
Organizations 9.4%
Other 15.3%
Common Stocks 1.1%
Corporate Bonds 0.1%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 15.3%
California 7.8%
Texas 7.1%
Colorado 6.4%
Ohio 5.5%
New York 5.4%
Puerto Rico 4.3%
New Jersey 3.8%
Connecticut 3.2%
Pennsylvania 3.1%
Florida 2.6%
Wisconsin 2.6%
District of Columbia 2.3%
Georgia 2.2%
South Carolina 1.9%
Massachusetts 1.8%
Arizona 1.5%
Alabama 1.5%
Missouri 1.4%
Rhode Island 1.4%
Kentucky 1.3%
Minnesota 1.3%
Indiana 1.3%
Michigan 1.3%
North Dakota 1.3%
Other 12.4%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Credit Income Fund
Performance Overview and Holding Summaries April 30, 2023
NZF
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
* For purposes of Fund performance, relative results are measured against the NZF Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond
High Yield Index. The Fund’s performance was measured against the S&P Municipal Bond Index through April 10,
2016.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NZF at Common Share NAV 9/25/01 13.20% (0.75)% 2.20% 3.37%
NZF at Common Share Price 9/25/01 10.24% (7.03)% 1.22% 3.10%
S&P Municipal Bond Index — 7.15% 2.44% 2.06% 2.27%
NZF Blended Benchmark — 7.74% 1.62% 2.47% 2.75%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 157.8%
Common Stocks 4.5%
Investment Companies 0.0%
Variable Rate Senior Loan
Interests 0.0%
Other Assets & Liabilities, Net 3.4%
Borrowings (2.5)%
Floating Rate Obligations (13.3)%
MFP Shares, Net (24.3)%
VRDP Shares, Net (25.6)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 5.7%
AAA 1.2%
AA 16.0%
A 26.3%
BBB 22.5%
BB or Lower 11.9%
N/R (not rated) 13.7%
N/A (not applicable) 2.7%
Total 100%
Portfolio Composition
(% of total investments)
Health Care 20.4%
Tax Obligation/Limited 19.1%
Transportation 18.2%
Tax Obligation/General 13.7%
Utilities 9.6%
U.S. Guaranteed 5.5%
Education and Civic
Organizations 3.9%
Other 6.8%
Common Stocks 2.8%
Variable Rate Senior Loan
Interests 0.0%
Investment Companies 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Illinois 14.3%
California 13.9%
New York 9.9%
Ohio 6.5%
Florida 6.0%
Texas 5.5%
New Jersey 4.7%
Colorado 4.4%
Puerto Rico 4.2%
Georgia 3.8%
Pennsylvania 3.5%
Washington 2.4%
South Carolina 2.0%
Wisconsin 1.9%
Indiana 1.6%
Louisiana 1.4%
Oklahoma 1.4%
Virginia 1.3%
North Dakota 1.3%
Michigan 1.2%
Other 8.8%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal High Income Opportunity Fund
Performance Overview and Holding Summaries as of April 30, 2023
NMZ
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NMZ at Common Share NAV 11/19/03 14.88% (2.37)% 2.23% 4.01%
NMZ at Common Share Price 11/19/03 12.64% (6.27)% 2.76% 3.65%
S&P Municipal Yield Index — 9.47% 0.45% 2.99% 3.57%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 155.0%
Common Stocks 5.0%
Variable Rate Senior Loan
Interests 0.0%
Corporate Bonds 0.0%
Other Assets & Liabilities, Net 3.7%
Floating Rate Obligations (34.8)%
AMTP Shares, Net (28.9)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.2%
AA 9.2%
A 14.7%
BBB 14.9%
BB or Lower 8.3%
N/R (not rated) 48.6%
N/A (not applicable) 3.1%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 28.7%
Transportation 16.0%
Education and Civic
Organizations 12.5%
Health Care 11.6%
Tax Obligation/General 6.4%
Housing/Multifamily 5.9%
Industrials 4.9%
Other 10.9%
Common Stocks 3.1%
Corporate Bonds 0.0%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 12.3%
Illinois 11.7%
California 9.7%
Colorado 9.0%
Puerto Rico 6.5%
New York 6.4%
Wisconsin 5.5%
Texas 4.0%
Missouri 3.1%
Ohio 3.0%
New Jersey 2.7%
Arizona 2.6%
Virginia 2.5%
Kentucky 2.2%
District of Columbia 2.2%
Michigan 2.0%
South Carolina 1.6%
Pennsylvania 1.4%
Alabama 1.3%
Indiana 1.2%
Oklahoma 1.0%
Iowa 0.9%
Nevada 0.8%
Virgin Islands 0.8%
Louisiana 0.7%
Other 4.9%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Municipal Credit Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2023
NMCO
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NMCO at Common Share NAV 9/16/19 10.09% (4.44)% (1.16)%
NMCO at Common Share Price 9/16/19 9.80% (7.39)% (3.01)%
S&P Municipal Yield Index — 9.47% 0.45% 0.84%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 158.7%
Common Stocks 10.2%
Corporate Bonds 0.3%
Other Assets & Liabilities, Net 3.3%
Floating Rate Obligations (3.9)%
MFP Shares, Net (68.6)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.1%
AA 1.0%
A 3.5%
BBB 11.7%
BB or Lower 21.3%
N/R (not rated) 56.4%
N/A (not applicable) 6.0%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 20.4%
Transportation 15.1%
Education and Civic
Organizations 11.3%
Industrials 10.4%
Tax Obligation/General 8.0%
Health Care 7.7%
Consumer Staples 6.2%
Other 14.7%
Common Stocks 6.0%
Corporate Bonds 0.2%
Total 100%
States and Territories
1
(% of total municipal bonds)
Florida 16.5%
Illinois 9.5%
Puerto Rico 8.6%
New York 7.4%
Colorado 7.3%
Ohio 6.8%
Wisconsin 6.2%
California 4.2%
Alabama 3.7%
Pennsylvania 3.6%
Arizona 3.4%
New Jersey 2.4%
Texas 2.3%
District of Columbia 2.1%
Virgin Islands 2.1%
Nevada 1.7%
Georgia 1.3%
Tennessee 1.2%
Indiana 0.9%
Oklahoma 0.8%
Louisiana 0.8%
New Mexico 0.8%
Kansas 0.7%
Iowa 0.7%
Virginia 0.7%
Other 4.3%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Nuveen Dynamic Municipal Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2023
NDMO
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
April 30, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year
Since
Inception
NDMO at Common Share NAV 8/26/20 10.79% (4.66)% (4.91)%
NDMO at Common Share Price 8/26/20 17.35% 0.55% (6.07)%
S&P Municipal Yield Index — 9.47% 0.45% (0.10)%
S&P Municipal Bond Index — 7.15% 2.44% (0.98)%

Holdings Summaries as of April 30, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s
Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 117.5%
U.S. Government and Agency
Obligations 15.1%
Corporate Bonds 0.5%
Other Assets & Liabilities, Net 3.5%
Floating Rate Obligations (0.1)%
MFP Shares, Net (36.5)%
Net Assets 100%
Portfolio Credit Quality
(% of total investment exposure)
AAA 15.4%
AA 14.0%
A 11.9%
BBB 6.7%
BB or Lower 9.6%
N/R (not rated) 42.4%
Total 100%
Portfolio Composition
(% of total investments)
Tax Obligation/Limited 28.3%
Transportation 15.3%
Education and Civic
Organizations 13.5%
Tax Obligation/General 11.1%
Industrials 6.6%
Health Care 4.3%
Other 9.1%
U.S. Government and Agency
Obligations 11.4%
Corporate Bonds 0.4%
Total 100%
States and Territories
1
(% of total municipal bonds)
Colorado 14.6%
Florida 12.0%
Texas 11.0%
New York 10.8%
California 8.8%
Illinois 6.4%
Arizona 5.4%
Pennsylvania 3.8%
Puerto Rico 3.2%
Wisconsin 3.0%
Ohio 2.8%
Indiana 2.6%
Arkansas 1.5%
District of Columbia 1.5%
Washington 1.3%
Missouri 1.0%
Alabama 1.0%
Maryland 0.9%
Virginia 0.9%
New Mexico 0.8%
Kentucky 0.7%
Michigan 0.7%
Massachusetts 0.6%
Minnesota 0.6%
West Virginia 0.5%
Other 3.6%
Total 100%
1 See the Portfolio of Investments for the remaining states comprising "Other" and not listed in the table above.

Shareholder Meeting Report
A special meeting of shareholders was held on February 8, 2023 for NZF; at this meeting the only proposal presented to preferred shareholders was to approve an Agreement and Plan of Merger.
NZF
Preferred
Shares
To approve an Agreement and Plan of Merger
For 10,320
Against —
Abstain —
Total 10,320

Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NVG
vb
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 163.9%   (99.6% of Total Investments)
X
4,686,472,592 MUNICIPAL BONDS - 162.0% (98.4% of Total Investments)
X 4,686,472,592
Alabama - 2.4% (1.5% of Total Investments)
$ 3,645 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   $ 3,676,894
5,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax
Bonds, Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 A-   4,938,550
7,500 Black Belt Energy Gas District, Alabama, Gas Project Revenue Bonds,
Prepay Morgan Stanley Series 2022C-1, 5.250%, 2/01/53, (Mandatory
Put 6/01/29)
3/29 at 100.15 A1   7,971,375
30,730 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds,
Series 2016A, 5.000%, 9/01/46
No Opt. Call A2   31,598,123
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R   8,065,089
The Improvement District of the City of Mobile - McGowin Park Project,
Alabama, Sales Tax Revenue Bonds, Series 2016A:
1,000 5.250%, 8/01/30 8/26 at 100.00 N/R   958,340
1,300 5.500%, 8/01/35 8/26 at 100.00 N/R   1,219,387
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
3,205 4.500%, 5/01/32, 144A 2021 2021 5/29 at 100.00 N/R   2,938,732
4,220 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   3,734,700
5,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series
2019B, 4.000%, 9/01/44
9/29 at 100.00 AA-   4,833,050
Total Alabama 69,934,240
Alaska - 0.5% (0.3% of Total Investments)
Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
4,490 4.000%, 6/01/41 6/31 at 100.00 A-   4,240,131
8,100 4.000%, 6/01/50 6/31 at 100.00 BBB+   7,168,176
1,220 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%,
6/01/50
6/31 at 100.00 BBB-   1,218,304
19,045 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2, 0.000%,
6/01/66
6/31 at 30.73 N/R   2,416,430
Total Alaska 15,043,041
Arizona - 2.4% (1.5% of Total Investments)
1,475 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB   1,354,802
6,290 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB+   5,701,822

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 3,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39,
144A
6/28 at 100.00 N/R   $ 3,329,764
3,142 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021
960240 (4)
7/27 at 100.00 N/R   2,419,491
4,885 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project,
Series 2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB-   4,024,116
1,350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56, 144A
7/31 at 100.00 BB+   982,976
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B:
1,730 5.000%, 7/01/49, 144A 7/29 at 100.00 Ba2   1,544,699
1,975 5.000%, 7/01/54, 144A 7/29 at 100.00 Ba2   1,730,357
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016,
5.000%, 7/01/47
7/26 at 100.00 Baa3   805,896
Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA   7,450,080
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA   10,815,664
Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A:
620 5.000%, 7/01/35, 144A 7/25 at 100.00 BB   621,972
1,025 5.000%, 7/01/46, 144A 7/25 at 100.00 BB   946,895
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,130 5.250%, 7/01/36 7/26 at 100.00 BB-   1,128,926
1,850 5.375%, 7/01/46 7/26 at 100.00 BB-   1,758,999
2,135 5.500%, 7/01/51 7/26 at 100.00 BB-   2,029,104
2,920 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   2,921,431
885 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   889,230
3,050 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   3,127,745
5,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 AA+   5,590,850
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
6,820 5.000%, 12/01/32 No Opt. Call BBB+   7,253,070
2,365 5.000%, 12/01/37 No Opt. Call BBB+   2,453,451
2,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A2   2,005,260
Total Arizona 70,886,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.3% (0.2% of Total Investments)
Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006:
$ 2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call Aa2   $ 1,548,853
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call Aa2   6,865,306
Total Arkansas 8,414,159
California - 12.8% (7.8% of Total Investments)
6,135 Alhambra Unified School District, Los Angeles County, California,
General Obligation Bonds, Capital Appreciation Series 2009B,
0.000%, 8/01/30 - AGC Insured
No Opt. Call AA   4,949,350
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C:
6,820 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA  (5) 4,652,127
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call AA   3,642,447
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 BBB   4,109,553
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 -
BAM Insured
11/31 at 100.00 Aa3   2,779,344
1,650 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   1,723,689
2,325 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-
1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   1,549,729
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R   1,336,460
1,430 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   1,327,054
455 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB+   459,614
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   8,579,209
5,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49 (6)
No Opt. Call AAA   5,925,800
12,940 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49, (UB) (6)
No Opt. Call AAA   15,335,970
10,000 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2021V-2, 5.000%, 4/01/51, (UB) (6)
No Opt. Call AAA   11,835,600
8,300 California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45, (UB) (6)
No Opt. Call AAA   9,889,201
1,600 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 A  (5) 1,604,400
6,665 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB)
(6)
8/25 at 100.00 AA-   6,827,759
5,000 California Health Facilities Financing Authority, Revenue Bonds, Sutter
Health, Series 2013A, 5.000%, 8/15/52, (Pre-refunded 8/15/23)
8/23 at 100.00 A+  (5) 5,025,850

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A:
$ 3,065 5.000%, 7/01/31, 144A 7/26 at 100.00 BB   $ 3,073,674
1,000 5.000%, 7/01/36, 144A 7/26 at 100.00 BB   972,670
555 5.000%, 7/01/41, 144A 7/26 at 100.00 BB   520,302
195 5.000%, 7/01/46, 144A 7/26 at 100.00 BB   176,621
California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A:
260 5.000%, 6/01/36 6/26 at 100.00 BBB-   265,286
435 5.000%, 6/01/46 6/26 at 100.00 BBB-   436,492
3,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   3,026,550
5,425 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3   5,504,748
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo
Newhall Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB-   2,057,400
735 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/46, 144A
6/26 at 100.00 N/R   693,664
715 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2016A, 5.000%,
6/01/36, 144A
6/25 at 100.00 N/R   692,292
570 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education ? Obligated Group, Series 2017A, 5.125%,
6/01/47, 144A
6/26 at 100.00 N/R   528,025
80 California State, General Obligation Bonds, Series 2002, 5.000%,
10/01/32 - NPFG Insured
5/23 at 100.00 AA-   80,158
5 California State, General Obligation Bonds, Series 2004, 5.000%,
4/01/31 - AMBAC Insured
5/23 at 100.00 AA-   5,010
10,695 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB   10,677,781
65,430 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   62,736,247
7,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB   7,095,990
4,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B,
4.000%, 7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R  (5) 4,045,680
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
25 5.750%, 7/01/30 (4),(7) 1/22 at 100.00 N/R   24,727
71 5.750%, 7/01/35 (4),(7) 1/22 at 100.00 N/R   71,362
5,000 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured,
(ETM)
No Opt. Call Baa2  (5) 4,689,350
5,330 CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   3,552,711
4,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R   2,661,160

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/33 - AGM Insured
No Opt. Call A1   $ 2,413,018
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call Aa3   7,131,869
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, 777 Place-Pomona, Senior Lien Series
2021A-1, 3.600%, 5/01/47, 144A
5/32 at 100.00 N/R   1,582,720
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Escondido Portfolio, Social Senior Lien
Series 2021A-2, 4.000%, 6/01/58, 144A
6/31 at 100.00 N/R   3,820,550
4,720 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1, 3.400%, 10/01/46, 144A
10/31 at 100.00 N/R   3,641,150
20,985 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R   14,361,714
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series
2021A-2, 3.000%, 12/01/56
12/31 at 100.00 N/R   3,338,400
2,475 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,682,901
12,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   9,366,875
El Rancho Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2010 Series 2011A:
2,615 6.900%, 8/01/31 - AGM Insured 8/28 at 100.00 A1   3,092,211
3,600 7.050%, 8/01/34 - AGM Insured 8/28 at 100.00 A1   4,260,492
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call BBB+   2,799,680
5,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB+   3,372,500
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
910 0.000%, 1/15/42 (8) 1/31 at 100.00 Baa2   1,062,379
6,610 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (5) 6,748,546
4,595 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 Baa2   3,832,460
33,860 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   3,755,413
1,825 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   1,911,724
Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call AA   5,336,016
5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call AA   5,363,330

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,075 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
5/23 at 100.00 AA   $ 1,076,225
7,575 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (8)
8/35 at 100.00 AA   6,976,651
3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   3,883,656
Oceanside Unified School District, San Diego County, California,
General Obligation Bonds, Capital Appreciation, 2008 Election Series
2009A:
3,960 0.000%, 8/01/26 - AGC Insured No Opt. Call Aa3   3,586,176
605 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 553,448
530 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 484,839
270 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 246,993
540 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 493,987
1,715 0.000%, 8/01/28 - AGC Insured No Opt. Call Aa3   1,463,341
170 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 148,287
225 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 196,263
110 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3  (5) 95,951
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 N/R   3,907,851
Palo Alto, California, Certificates of Participation, Public Safety Building,
Series 2021:
2,560 2.000%, 11/01/42 11/30 at 100.00 AA+   1,772,672
1,940 2.125%, 11/01/44 11/30 at 100.00 AA+   1,335,147
3,700 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A, 0.000%,
8/01/25 - NPFG Insured
No Opt. Call BBB-   3,421,871
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB-   9,218,089
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/30 - AMBAC Insured
No Opt. Call A+   7,109,049
700 Pleasanton Unified School District, Alameda County, California, General
Obligation Bonds, Election of 2022, Series 2023, 4.000%, 8/01/48
8/31 at 100.00 Aa2   691,096
670 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (5) 671,347
San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015:
480 5.000%, 9/01/40 9/25 at 100.00 N/R   487,344
905 5.000%, 9/01/46 9/25 at 100.00 N/R   915,109
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
2,680 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (5) 2,781,786
8,275 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (5) 8,589,285
3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call AAA   2,764,608
4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 -
AGM Insured
No Opt. Call AA   2,854,852
5,690 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42
8/25 at 41.10 A3   2,110,762

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
$ 2,455 6.250%, 7/01/24 No Opt. Call Baa2   $ 2,506,015
2,455 6.250%, 7/01/24, (ETM) No Opt. Call Baa2  (5) 2,504,959
3,500 Saugus Union School District, Los Angeles County, California, General
Obligation Bonds, Series 2006, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call A+   3,470,005
605 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   639,993
Total California 370,972,661
Colorado - 10.6% (6.4% of Total Investments)
4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R   3,256,089
850 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R   806,404
Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A:
883 5.500%, 12/01/36 5/23 at 102.00 N/R   887,591
1,175 5.750%, 12/01/46 5/23 at 102.00 N/R   1,178,208
700 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series
2017A, 5.000%, 12/01/47
5/23 at 103.00 N/R   656,971
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
5/23 at 103.00 N/R   3,344,017
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
5/23 at 103.00 N/R   1,657,298
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
1,140 5.000%, 12/01/37, 144A 5/23 at 103.00 N/R   1,083,923
5,465 5.000%, 12/01/47, 144A 5/23 at 103.00 N/R   4,959,652
1,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   1,281,686
195 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-
refunded 12/01/23)
12/23 at 100.00 BB+  (5) 196,640
1,200 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
5/23 at 103.00 N/R   1,124,724
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+   775,918
1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+   1,182,032
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 A+   3,230,251
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+   1,406,073

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan Society
Project, Refunding Series 2017:
$ 2,460 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (5) $ 2,690,207
23,470 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R  (5) 25,666,322
5,755 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 Baa1   5,219,555
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A, 4.000%,
12/01/50
12/27 at 103.00 A-   4,015,942
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013:
765 5.500%, 6/01/33, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (5) 766,331
1,575 5.625%, 6/01/43, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R  (5) 1,577,898
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
1,410 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 1,472,548
2,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 2,088,720
5,870 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 6,130,393
6,920 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R  (5) 7,226,971
2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB-   1,893,283
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds,
Class I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 AAA   9,877,049
4,105 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   4,022,695
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   548,178
1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017A, 5.250%, 12/01/47
5/23 at 103.00 N/R   1,416,730
1,262 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax,
Refunding Series 2017B, 5.250%, 12/01/47
5/23 at 103.00 N/R   1,203,355
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R   493,620
10,640 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   10,684,475
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
2,190 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R   2,212,645
445 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R   449,049
11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   5,214,222
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B:
35,995 0.000%, 9/01/23 - NPFG Insured No Opt. Call A   35,587,176
6,525 0.000%, 9/01/26 - NPFG Insured No Opt. Call A   5,874,001
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
17,030 0.000%, 9/01/25 - NPFG Insured No Opt. Call A   15,807,417

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   $ 7,262,129
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call A   29,976,851
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call A   17,453,800
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call A   996,498
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call A   4,647,230
5,575 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   5,626,346
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R   554,730
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 N/R   473,530
Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015:
1,005 5.750%, 12/15/46 (4) 12/23 at 100.00 N/R   659,983
5,355 6.000%, 12/15/50 (4) 12/23 at 100.00 N/R   3,528,838
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Series 2015, 5.375%,
12/01/45
5/23 at 101.00 N/R   491,225
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 N/R   841,097
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 A2   4,459,178
North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A:
1,000 5.625%, 12/01/37 5/23 at 103.00 N/R   1,011,290
1,000 5.750%, 12/01/47 5/23 at 103.00 N/R   1,007,430
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
3,380 5.000%, 12/01/39 12/24 at 103.00 N/R   3,248,180
6,900 5.000%, 12/01/49 12/24 at 103.00 N/R   6,251,262
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016:
660 5.000%, 12/01/36 12/26 at 100.00 Baa3   677,807
1,060 5.000%, 12/01/46 12/26 at 100.00 Baa3   1,071,819
660 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   670,903
1,335 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41, 144A
3/26 at 103.00 N/R   1,229,722
4,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 N/R   2,190,840
2,760 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R   2,722,657

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   $ 1,168,230
Reata South Metropolitan District, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2018:
1,310 5.375%, 12/01/37 12/23 at 103.00 N/R   1,302,468
2,765 5.500%, 12/01/47 12/23 at 103.00 N/R   2,677,073
5,050 Regional Transportation District, Colorado, Private Activity Bonds,
Denver Transit Partners Eagle P3 Project, Series 2020A, 3.000%,
7/15/37
1/31 at 100.00 Baa1   4,267,604
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   1,140,229
930 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/46
5/23 at 102.00 N/R   871,261
1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%,
12/01/37
5/23 at 103.00 N/R   980,660
STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds, Refunding
& improvement Series 2019A:
1,000 5.000%, 12/01/38 12/24 at 103.00 N/R   935,560
570 5.000%, 12/01/49 12/24 at 103.00 N/R   515,685
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 4.250%, 12/01/50
12/25 at 102.00 N/R   601,887
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%,
12/01/50
12/25 at 103.00 N/R   2,474,703
450 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation
and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R   377,955
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R   376,740
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/51
3/26 at 103.00 N/R   724,644
3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 AA   3,590,423
8,260 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   7,768,447
Total Colorado 305,993,173
Connecticut - 5.2% (3.1% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 A1   2,398,396
1,600 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 A1   1,634,816
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 A1   2,922,248
Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470 5.000%, 11/01/36 11/27 at 100.00 A3   1,578,780
750 5.000%, 11/01/37 11/27 at 100.00 A3   801,982

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 2,175 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A   $ 2,203,840
1,610 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut College, Refunding Series 2016L-1, 4.000%,
7/01/46
7/26 at 100.00 A2   1,494,048
5,580 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Connecticut State University System, Series 2013N, 5.000%,
11/01/31, (Pre-refunded 11/01/23)
11/23 at 100.00 AA-  (5) 5,629,550
1,100 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB   1,067,682
5,570 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A   5,704,237
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Healthcare Facility Expansion Church Home of Hartford Inc.
Project, Series 2016A:
590 5.000%, 9/01/46, 144A 9/26 at 100.00 BB   496,208
2,540 5.000%, 9/01/53, 144A 9/26 at 100.00 BB   2,052,015
3,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54,
144A
10/24 at 104.00 BB   2,337,870
1,915 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3   1,951,921
1,125 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-
refunded 7/01/23)
7/23 at 100.00 N/R  (5) 1,126,305
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Nuvance Health Series 2019A:
1,270 4.000%, 7/01/41 7/29 at 100.00 Baa2   1,160,983
3,370 4.000%, 7/01/49 7/29 at 100.00 Baa2   2,905,345
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Refunding Series 2015L:
6,665 4.125%, 7/01/41 7/25 at 100.00 A-   6,512,172
7,030 5.000%, 7/01/45 7/25 at 100.00 A-   7,162,515
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Quinnipiac University, Series 2016M:
500 5.000%, 7/01/34 7/26 at 100.00 A-   526,720
1,250 5.000%, 7/01/36 7/26 at 100.00 A-   1,304,200
6,145 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A3   6,373,041
4,025 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+   3,668,425
2,250 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 BBB-   2,232,517
Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Yale-New Haven Health Issue, Series 2014E:
2,610 5.000%, 7/01/32 7/24 at 100.00 AA-   2,666,115
2,740 5.000%, 7/01/33 7/24 at 100.00 AA-   2,797,513
900 5.000%, 7/01/34 7/24 at 100.00 AA-   918,234
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 AA-   3,586,100
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 AA-   2,749,455

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 AA-   $ 4,036,050
Connecticut State, General Obligation Bonds, Series 2018A:
3,500 5.000%, 4/15/35, (UB) (6) 4/28 at 100.00 AA-   3,841,635
5,000 5.000%, 4/15/38, (UB) (6) 4/28 at 100.00 AA-   5,396,400
3,855 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 Aa3   3,883,797
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 Aa3   1,441,962
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2016A:
5,300 5.000%, 9/01/33 9/26 at 100.00 Aa3   5,667,502
1,075 5.000%, 9/01/34 9/26 at 100.00 Aa3   1,146,907
3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 Aa3   3,594,010
Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 A1  (5) 512,590
1,000 5.000%, 8/15/31, (Pre-refunded 8/15/24) 8/24 at 100.00 A1  (5) 1,025,180
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
5/23 at 100.00 A1   55,027
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
8/24 at 100.00 AA   230,044
2,315 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series
2017, 5.000%, 4/01/39, 144A
4/27 at 100.00 N/R   2,315,278
10,015 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 AA  (5) 10,311,945
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 Aa3   2,500,932
1,055 Milford, Connecticut, General Obligation Bonds, Series 2018, 4.000%,
11/01/37
11/24 at 100.00 AA+   1,065,423
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 BBB+   1,641,264
985 New Haven, Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 8/01/33, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 BBB+  (5) 1,007,852
New Haven, Connecticut, General Obligation Bonds, Series 2015:
790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 BBB+   827,572
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 BBB+   1,695,930
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 BBB+   521,105
New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,045 5.000%, 8/01/35 8/27 at 100.00 BBB+   1,104,450
1,425 5.000%, 8/01/36 8/27 at 100.00 BBB+   1,497,803
900 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1   921,510
795 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-
refunded 8/01/24)
8/24 at 100.00 AA-  (5) 814,422
2,220 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-Second Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 AA-   2,343,632

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 Aa2   $ 501,655
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R   972,758
1,500 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 A2   1,503,780
1,005 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 BBB   1,100,777
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 A+   2,507,800
760 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 A+   769,599
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 A+   2,378,970
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA-   468,109
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA-   410,210
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA-   641,427
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA-   467,659
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA-   466,970
Total Connecticut 149,553,169
Delaware - 0.1% (0.1% of Total Investments)
Kent County, Delaware, Student Housing & Dining Facility Revenue
Bonds, Collegiate Housing Foundation - Dover LLC Delaware State
University Project, Series 2018A:
2,585 5.000%, 7/01/53 1/28 at 100.00 BB-   2,356,693
1,000 5.000%, 7/01/58 1/28 at 100.00 BB-   899,690
Total Delaware 3,256,383
District of Columbia - 3.7% (2.2% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident
Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
5/23 at 100.00 BB-   3,627,288
1,100 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call BBB   1,123,870
186,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/23 at 24.22 N/R   42,962,280
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at
Rock Creek Project, Series 2017A, 5.000%, 7/01/42
7/24 at 103.00 N/R   1,330,395
3,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series 2019A,
5.000%, 10/01/44
10/28 at 100.00 A   3,158,190
Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A:
3,390 4.000%, 10/01/52 - AGM Insured 10/31 at 100.00 A1   3,265,553
17,595 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 A1   12,336,734
20,135 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 A1   14,531,027
11,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, 6.500%,
10/01/41, (Pre-refunded 10/01/26) - AGC Insured
10/26 at 100.00 A2  (5) 12,357,950

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 10,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1   $ 11,372,900
Total District of Columbia 106,066,187
Florida - 4.2% (2.5% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R   964,864
1,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/50,
144A
7/26 at 100.00 N/R   859,830
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2018:
1,290 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R   1,303,171
1,045 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R   1,049,065
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
1,290 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   949,040
1,250 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   903,113
Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School
Project, Series 2017A:
1,065 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1   1,074,191
1,470 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1   1,462,091
3,788 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
2018 1 (4)
6/28 at 100.00 N/R   492,444
Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2017A:
6,050 5.125%, 6/15/37, 144A 6/27 at 100.00 N/R   5,992,707
1,885 5.250%, 6/15/47, 144A 6/27 at 100.00 N/R   1,790,976
880 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37, 144A
10/27 at 100.00 Ba1   851,822
735 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49, 144A
10/27 at 100.00 Ba1   664,197
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA-   4,771,386
785 Cityplace Community Development District, Florida, Special
Assessment and  Revenue Bonds, Refunding Series 2012, 5.000%,
5/01/26
No Opt. Call A   805,198
1,480 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (5) 1,500,409
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1:
240 5.250%, 11/01/37 11/28 at 100.00 N/R   242,417
305 5.600%, 11/01/46 11/28 at 100.00 N/R   307,458
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015:
280 5.250%, 5/01/35 5/26 at 100.00 N/R   281,918
315 5.300%, 5/01/36 5/26 at 100.00 N/R   317,599
475 5.500%, 5/01/45 5/26 at 100.00 N/R   476,378
655 5.500%, 5/01/46 5/26 at 100.00 N/R   656,277

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2017A:
$ 255 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R   $ 258,662
665 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R   668,963
415 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Classical Preparatory Incorporated Project, Series
2018A, 6.000%, 6/15/37, 144A
6/26 at 100.00 N/R   420,959
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
2,375 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   2,391,673
3,735 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   3,705,755
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
2,075 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   1,973,118
1,335 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   1,249,640
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Mater Academy Projects, Series 2020A:
4,330 5.000%, 6/15/50 6/27 at 100.00 BBB   4,269,943
3,405 5.000%, 6/15/55 6/27 at 100.00 BBB   3,314,325
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A:
3,090 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   3,121,487
3,450 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   3,460,212
550 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2014A, 6.125%, 6/15/44, 144A
6/24 at 100.00 N/R   556,556
4,380 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.125%, 6/15/47, 144A
6/27 at 100.00 N/R   3,931,532
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A:
1,485 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R   1,531,837
4,350 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R   4,446,135
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 Aaa   3,698,558
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R   1,405,367
2,215 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R   1,927,404
625 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37,
144A
5/27 at 100.00 N/R   625,894
4,140 Martin County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Martin Memorial Medical Center, Series 2015, 5.000%,
11/15/45, (Pre-refunded 11/15/24)
11/24 at 100.00 N/R  (5) 4,250,124
Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017:
1,080 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R   1,048,108
1,920 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R   1,814,726

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,965 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 BBB+   $ 6,020,653
2,130 Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%,
7/01/46
7/27 at 100.00 BB+   1,751,052
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+   5,019,800
4,785 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.350%, 8/01/35
8/26 at 100.00 N/R   4,862,804
5,070 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   4,707,850
Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1:
2,890 5.000%, 10/01/49 10/29 at 100.00 BBB-   2,933,148
3,345 4.000%, 10/01/54 10/29 at 100.00 BBB-   2,894,060
2,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022, 5.000%,
11/01/47
11/32 at 100.00 BBB-   2,021,980
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   798,245
5,000 Sarasota County Public Hospital District, Florida, Hospital Revenue
Bonds, Sarasota Memorial Hospital Project, Series 2018, 4.000%,
7/01/48
7/28 at 100.00 A1   4,684,900
220 Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1   166,382
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016:
170 4.750%, 11/01/28 11/27 at 100.00 N/R   171,712
370 5.375%, 11/01/36 11/27 at 100.00 N/R   374,484
905 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 N/R   915,978
185 Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health
System - St. Joseph's Hospital, Series 1993, 5.125%, 12/01/23 - NPFG
Insured, (ETM)
5/23 at 100.00 N/R  (5) 190,056
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A-   5,124,026
Total Florida 120,424,659
Georgia - 3.5% (2.2% of Total Investments)
4,000 Brookhaven Urban Redevelopment Agency, Georgia, Revenue Bonds,
Series 2023A, 4.000%, 7/01/48
7/33 at 100.00 AAA   4,000,800
17,085 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Transmission Corporation Vogtle Project,
Series 2012, 2.750%, 1/01/52
5/31 at 100.00 A1   11,407,142
5,775 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017C, 4.125%, 11/01/45
2/28 at 100.00 BBB   5,288,398
11,255 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   10,306,654

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 15,305 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (5) $ 15,998,776
Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2018A:
2,680 3.950%, 12/01/43 6/27 at 100.00 AAA   2,644,865
4,085 4.000%, 12/01/48 6/27 at 100.00 AAA   4,033,121
Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A:
2,215 4.350%, 12/01/43, (UB) (6) 6/32 at 100.00 AAA   2,231,524
3,000 4.550%, 12/01/48, (UB) (6) 6/32 at 100.00 AAA   3,020,520
2,930 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Series 2019A, 5.000%, 1/01/56
7/28 at 100.00 BBB+   2,977,700
1,300 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%,
6/15/37, 144A
6/27 at 100.00 N/R   1,319,383
10,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 BBB-   9,622,300
4,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3   3,598,680
10,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 BBB+   10,031,700
5,630 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2019A, 5.000%, 1/01/49
7/28 at 100.00 BBB+   5,746,428
10,090 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 A3   10,263,750
Total Georgia 102,491,741
Guam - 0.5% (0.3% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB   1,501,005
Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017:
1,335 5.000%, 7/01/36 7/27 at 100.00 Baa2   1,379,068
1,665 5.000%, 7/01/40 7/27 at 100.00 Baa2   1,699,349
3,695 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (5) 3,707,600
4,770 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2   4,834,300
Total Guam 13,121,322
Hawaii - 0.3% (0.2% of Total Investments)
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   1,288,485
5,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1   5,007,500
170 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB   170,245

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii (continued)
$ 2,470 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40
7/25 at 100.00 AA-   $ 2,433,666
Total Hawaii 8,899,896
Idaho - 1.0% (0.6% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health
Project, Series 2014:
3,300 4.375%, 7/01/34 7/24 at 100.00 A   3,333,693
12,495 4.750%, 7/01/44 7/24 at 100.00 A   12,413,408
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+   1,258,075
1,750 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series
2023A, 4.000%, 8/15/48
8/33 at 100.00 Aa1   1,720,617
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A:
500 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R   420,775
1,415 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R   1,129,863
12,555 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R   9,278,271
Total Idaho 29,554,702
Illinois - 25.0% (15.2% of Total Investments)
675 Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2013A, 5.000%, 1/01/25, (Pre-refunded
7/01/23)
7/23 at 100.00 A2  (5) 676,870
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   70,304,019
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 A   1,008,490
1,110 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023, 5.750%, 4/01/48
4/33 at 100.00 A   1,224,608
5,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
5/23 at 100.00 Ba2   5,225,279
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   9,146,592
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017H:
5,835 5.000%, 12/01/36 12/27 at 100.00 BB+   5,925,326
4,940 5.000%, 12/01/46 12/27 at 100.00 BB+   4,899,195
6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB+   6,004,986
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   41,022,988
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   15,561,387
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   21,241,303
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call BB+   1,044,725

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A:
$ 1,405 4.000%, 12/01/50 12/29 at 100.00 A+   $ 1,306,116
2,000 5.000%, 12/01/55 12/29 at 100.00 A+   2,072,420
12,215 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   12,396,515
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2022B:
2,565 4.500%, 1/01/56 1/31 at 100.00 A+   2,578,005
5,000 5.250%, 1/01/56 1/31 at 100.00 A+   5,360,850
1,355 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/39
1/32 at 100.00 Baa3   1,478,305
32,670 Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999,
0.000%, 1/01/32 - FGIC Insured
No Opt. Call Baa2   22,841,557
2,500 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/33
1/24 at 100.00 Baa3   2,513,775
17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   18,749,501
2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB   2,636,026
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 A   3,020,700
10,000 Cook County Community College District 508, Illinois, General
Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%,
12/01/43
12/23 at 100.00 BBB   10,015,700
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum
of Natural History, Series 2002.RMKT:
2,500 4.450%, 11/01/36 11/25 at 102.00 A2   2,580,150
3,400 5.500%, 11/01/36 11/23 at 100.00 A   3,439,678
Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A:
1,700 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R   1,744,489
115 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R   118,053
Illinois Finance Authority, Health Services Facility Lease Revenue Bonds,
Provident Group - UIC Surgery Center, LLC - University of Illinois Health
Services Facility Project, Series 2020:
3,835 4.000%, 10/01/50 10/30 at 100.00 BBB+   3,201,496
5,190 4.000%, 10/01/55 10/30 at 100.00 BBB+   4,237,583
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
37,655 4.000%, 2/15/41 2/27 at 100.00 Aa2   37,237,406
80 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (5) 83,548
1,755 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R  (5) 1,832,834
Illinois Finance Authority, Revenue Bonds, Centegra Health System,
Series 2014A:
1,485 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (5) 1,522,199
19,025 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 N/R  (5) 19,501,577
500 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   496,710
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   3,174,520
10,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47, (UB)
(6)
8/32 at 100.00 AA-   10,661,400

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 12,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System,
Series 2015A, 5.000%, 11/15/45
11/25 at 100.00 A   $ 12,122,520
1,435 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A   1,441,113
Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University
Research Building Project, Series 2017C:
1,000 5.000%, 8/01/42 8/27 at 100.00 BBB+   1,005,170
1,000 5.000%, 8/01/46 8/27 at 100.00 BBB+   1,000,030
1,000 5.000%, 8/01/47 8/27 at 100.00 BBB+   1,000,520
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3   573,933
6,140 5.000%, 8/15/44 8/25 at 100.00 A3   6,151,482
10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago
Medicine, Series 2022A, 5.000%, 8/15/52, (UB) (6)
8/32 at 100.00 AA-   10,619,500
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
17,765 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R  (5) 18,670,660
2,235 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA-   2,310,319
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 Aaa   3,923,073
3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 BB+   3,726,425
Illinois State, General Obligation Bonds, December Series 2017A:
11,800 5.000%, 12/01/38 12/27 at 100.00 Baa1   12,259,374
1,330 5.000%, 12/01/39 12/27 at 100.00 Baa1   1,378,479
Illinois State, General Obligation Bonds, February Series 2014:
3,275 5.000%, 2/01/24 No Opt. Call BBB+   3,308,470
1,575 5.250%, 2/01/34 2/24 at 100.00 Baa1   1,592,609
7,500 5.000%, 2/01/39 2/24 at 100.00 Baa1   7,533,750
5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 Baa1   5,411,172
Illinois State, General Obligation Bonds, May Series 2014:
510 5.000%, 5/01/36 5/24 at 100.00 BBB+   514,697
1,915 5.000%, 5/01/39 5/24 at 100.00 Baa1   1,926,299
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 Baa1   4,885,127
1,495 Illinois State, General Obligation Bonds, May Series 2023B, 4.500%,
5/01/48 (WI/DD, Settling 5/10/23)
5/32 at 100.00 BBB+   1,485,312
13,200 Illinois State, General Obligation Bonds, November Series 2016,
5.000%, 11/01/41
11/26 at 100.00 Baa1   13,447,500
31,460 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   33,686,424
2,040 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB+   2,187,839
5,000 Illinois State, General Obligation Bonds, November Series 2019B,
4.000%, 11/01/35
11/29 at 100.00 Baa1   5,032,700
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 Baa1   5,302,300
Illinois State, General Obligation Bonds, Series 2013:
2,000 5.250%, 7/01/31 7/23 at 100.00 Baa1   2,007,140
4,140 5.500%, 7/01/38 7/23 at 100.00 BBB+   4,156,684

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A:
$ 5,000 5.000%, 1/01/35 5/23 at 100.00 AA-   $ 5,005,700
5,590 5.000%, 1/01/38 5/23 at 100.00 AA-   5,594,752
18,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   19,382,405
20,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 AA-   21,983,142
4,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.000%, 1/01/44 (WI/DD, Settling 5/18/23)
7/33 at 100.00 Aa3   4,679,080
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   542,203
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
8,380 4.000%, 6/15/50 12/29 at 100.00 BBB   7,288,589
7,290 5.000%, 6/15/50 12/29 at 100.00 BBB   7,371,429
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A:
2,910 4.000%, 12/15/42 12/31 at 100.00 BBB   2,670,332
9,945 4.000%, 12/15/47 12/31 at 100.00 BBB   8,789,093
4,500 4.000%, 6/15/52 12/31 at 100.00 BBB   3,872,520
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A:
2,890 0.000%, 12/15/52 No Opt. Call BBB   639,615
5,185 5.000%, 6/15/53 12/25 at 100.00 BBB   5,205,221
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1:
25,000 0.000%, 6/15/44 - AGM Insured No Opt. Call BBB   9,432,250
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call BBB   15,433,200
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call BBB   3,387,800
8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call Baa2   7,304,325
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call Baa2   17,017,081
20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call BBB   12,085,130
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call Baa2   4,879,906
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   426,568
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM
Insured
3/24 at 100.00 AA   1,855,944
2,615 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call Aa3   3,134,888
7,025 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R  (5) 7,165,360
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call Baa2   3,663,840

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien
Series 2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 A1   $ 12,428,853
6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24
- AGM Insured
No Opt. Call Aa3   6,077,635
Total Illinois 724,064,363
Indiana - 2.0% (1.2% of Total Investments)
2,650 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2   2,585,048
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa2   12,096,794
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+   18,259,676
Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA-   9,174,600
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call AA-   17,285,600
Total Indiana 59,401,718
Iowa - 1.2% (0.7% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   10,908,762
10,045 5.000%, 12/01/50 12/29 at 103.00 BBB-   9,985,031
5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
8/23 at 102.00 N/R   4,285,089
36,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2,
0.000%, 6/01/65
6/31 at 25.58 N/R   4,301,132
4,315 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB+   4,272,756
Total Iowa 33,752,770
Kansas - 0.4% (0.2% of Total Investments)
1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+   923,730
Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015:
3,180 5.000%, 9/01/27 9/25 at 100.00 N/R   3,044,850
2,380 5.750%, 9/01/32 9/25 at 100.00 N/R   2,235,724
2,575 6.000%, 9/01/35 9/25 at 100.00 N/R   2,418,878
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R   2,422,650
Total Kansas 11,045,832
Kentucky - 2.1% (1.3% of Total Investments)
5,800 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 BBB-   5,922,438
10,140 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB-   10,278,614

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A:
$ 4,345 5.000%, 7/01/37 7/25 at 100.00 Baa2   $ 4,369,506
17,515 5.000%, 1/01/45 7/25 at 100.00 Baa2   17,335,821
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
4,360 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2   4,943,673
8,510 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2   9,665,998
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, First Tier Series 2013A:
2,390 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (5) 2,397,313
480 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (5) 481,647
5,000 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 BBB+   5,073,600
Total Kentucky 60,468,610
Louisiana - 1.4% (0.8% of Total Investments)
2,525 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   2,527,929
Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 1998A:
5,290 5.750%, 7/01/25, (UB) No Opt. Call A2   5,438,067
135 5.750%, 7/01/25, (ETM), (UB) No Opt. Call A2  (5) 143,368
12,840 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   12,134,571
8,970 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/46
10/33 at 100.00 BBB   8,917,884
Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015:
1,065 4.250%, 5/15/40 5/25 at 100.00 A3   1,068,067
5,000 5.000%, 5/15/47 5/25 at 100.00 A3   5,068,950
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (5) 1,011,720
3,275 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   3,541,814
Total Louisiana 39,852,370
Maine - 1.8% (1.1% of Total Investments)
7,530 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2013, 5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1  (5) 7,549,578
Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A:
5,450 4.000%, 7/01/41 7/26 at 100.00 Ba1   4,906,581
10,265 4.000%, 7/01/46 7/26 at 100.00 Ba1   8,763,538
10,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39, (Pre-
refunded 7/01/24) 2022 2022
7/24 at 100.00 A+  (5) 10,208,100
1,105 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, MaineHealth Issue, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 A+   1,056,667

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine (continued)
$ 4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 AA+   $ 2,661,165
8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 AA+   6,308,706
7,695 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 AA+   5,766,094
915 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+   616,692
3,000 Maine State Housing Authority, Single Family Mortgage Purchase
Bonds, Social Series 2023A, 4.600%, 11/15/48
5/32 at 100.00 AA+   2,996,790
Total Maine 50,833,911
Maryland - 2.0% (1.2% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
1,280 5.000%, 9/01/33 9/27 at 100.00 CCC+   1,302,656
3,050 5.000%, 9/01/39 9/27 at 100.00 CCC+   3,016,114
3,025 5.000%, 9/01/46 9/27 at 100.00 CCC+   2,851,184
1,000 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A
2/26 at 100.00 N/R   943,820
Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C:
6,600 2.450%, 9/01/41 9/30 at 100.00 Aa1   4,972,638
12,000 2.550%, 9/01/44 9/30 at 100.00 Aa1   8,840,520
7,975 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 Baa3   6,815,754
13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3   13,491,290
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 A+   5,054,350
1,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 Baa1  (5) 1,529,490
Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016:
2,000 4.750%, 7/01/36, 144A 1/26 at 100.00 N/R   2,009,300
2,300 5.000%, 7/01/46, 144A 1/26 at 100.00 N/R   2,310,557
Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B:
1,335 4.250%, 11/01/37 11/24 at 103.00 B   1,077,332
1,250 4.500%, 11/01/43 11/24 at 103.00 B   999,125
2,650 5.000%, 11/01/47 11/24 at 103.00 B   2,231,512
Total Maryland 57,445,642
Massachusetts - 2.9% (1.8% of Total Investments)
Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A:
2,245 5.250%, 7/01/34 7/24 at 100.00 B-   2,067,982
6,195 5.500%, 7/01/44 7/24 at 100.00 B-   5,429,484
Massachusetts Development Finance Agency Revenue Refunding
Bonds, NewBridge on the Charles, Inc. Issue, Series 2017:
8,200 4.125%, 10/01/42, 144A 5/23 at 105.00 BB+   7,067,006
3,000 5.000%, 10/01/57, 144A 5/23 at 105.00 BB+   2,692,950

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015:
$ 2,980 4.500%, 1/01/45 1/25 at 100.00 Baa2   $ 2,830,195
2,085 5.000%, 1/01/45 1/25 at 100.00 Baa2   2,092,173
4,035 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 Baa2   3,463,321
16,280 Massachusetts Development Finance Agency, Revenue Bonds,
Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50,
(UB) (6)
No Opt. Call AAA   19,067,462
900 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 B+   787,257
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA-   7,574,160
7,405 Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB) (6)
No Opt. Call AAA   9,387,244
2,785 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
6/24 at 100.00 AA-   2,706,658
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1:
3,340 2.375%, 12/01/46 6/30 at 100.00 Aa2   2,237,633
3,600 2.450%, 12/01/51 6/30 at 100.00 Aa2   2,266,020
8,310 2.550%, 12/01/56 6/30 at 100.00 Aa2   5,088,961
4,500 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 AA+   3,197,340
3,500 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023-227, 4.900%, 12/01/48
6/32 at 100.00 AA+   3,588,305
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 AA+   2,010,713
425 Massachusetts Water Pollution Abatement Trust, Revenue Bonds,
MWRA Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
5/23 at 100.00 AAA   425,943
Total Massachusetts 83,980,807
Michigan - 2.0% (1.2% of Total Investments)
5,060 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA   5,629,048
3,665 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA   3,650,670
Michigan Finance Authority, Hospital Revenue Bonds, Sparrow
Obligated Group, Refunding Series 2015:
4,495 4.000%, 11/15/35, (Pre-refunded 5/15/25) 5/25 at 100.00 A-  (5) 4,596,362
2,410 4.000%, 11/15/36, (Pre-refunded 5/15/25) 5/25 at 100.00 A-  (5) 2,464,346
Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI:
5,470 5.000%, 12/01/45 6/26 at 100.00 AA-   5,587,386
145 5.000%, 12/01/45, (Pre-refunded 6/01/26) 6/26 at 100.00 N/R  (5) 154,822
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   2,822,992
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+   898,140

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Housing Development Authority, Single Family Mortgage
Revenue Bonds, Social Series 2021A:
$ 21,675 2.350%, 12/01/46 12/30 at 100.00 Aa2   $ 14,927,789
8,280 2.500%, 6/01/52 12/30 at 100.00 Aa2   5,480,035
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 Aa2   6,509,400
Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D:
3,550 5.000%, 12/01/40 12/25 at 100.00 A   3,655,399
2,730 5.000%, 12/01/45 12/25 at 100.00 A   2,795,657
Total Michigan 59,172,046
Minnesota - 2.1% (1.3% of Total Investments)
Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A:
155 4.000%, 8/01/36 8/26 at 100.00 BB+   132,156
440 4.000%, 8/01/41 8/26 at 100.00 BB+   356,378
1,875 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 BB-   1,780,031
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+   1,722,270
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A:
8,520 4.250%, 2/15/43 2/28 at 100.00 A-   8,497,251
25,830 4.250%, 2/15/48 2/28 at 100.00 A-   25,068,532
Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A:
340 5.250%, 6/01/42 6/32 at 100.00 N/R   325,754
215 5.500%, 6/01/57 6/32 at 100.00 N/R   205,759
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 N/R   1,294,972
2,020 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022A, 4.250%,
1/01/52
1/32 at 100.00 A+   1,978,226
2,225 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 AA+   1,787,276
Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2020I:
2,255 2.150%, 7/01/45 1/30 at 100.00 AA+   1,611,987
3,625 2.200%, 1/01/51 1/30 at 100.00 AA+   2,595,319
5,585 Minnesota Housing Finance Agency, Residential Housing Finance
Bonds, Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 AA+   4,540,102
Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride
Academy Project, Series 2016A:
405 5.000%, 4/01/36 4/26 at 100.00 N/R   336,547
605 5.000%, 4/01/46 4/26 at 100.00 N/R   448,523
1,340 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A   1,349,300
90 Saint Paul Housing and Redevelopment Authority, Minnesota,
Multifamily Housing Revenue Bonds, 2700 University at Westgate
Station, Series 2015B, 4.250%, 4/01/25
5/23 at 100.00 N/R   88,924

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A:
$ 2,785 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (5) $ 2,932,020
3,190 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R  (5) 3,358,400
Total Minnesota 60,409,727
Mississippi - 0.2% (0.1% of Total Investments)
3,720 Mississippi Development Bank, Special Obligation Bonds, Gulfport
Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM
Insured, (ETM)
No Opt. Call A1  (5) 3,771,448
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue
Bonds, Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 Aaa   670,040
Total Mississippi 4,441,488
Missouri - 2.3% (1.4% of Total Investments)
1,650 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%,
5/15/31
5/23 at 100.00 A-   1,650,215
Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016:
400 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R   372,548
1,520 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R   1,330,228
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 -
AMBAC Insured
No Opt. Call A2   13,025,850
4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/50
5/27 at 100.00 BB-   3,539,741
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
1,575 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   1,459,678
1,055 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   967,625
7,030 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A,
4.000%, 11/15/48
5/28 at 100.00 A+   6,645,389
Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series
2015B:
1,410 5.000%, 5/01/40 11/23 at 100.00 BBB-   1,421,816
2,000 5.000%, 5/01/45 11/23 at 100.00 BBB-   2,016,760
7,040 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2   6,893,638
5,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 A+   5,125,780
3,990 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%,
2/15/44
2/29 at 100.00 A1   3,864,275
405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   405,288
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
1,650 5.000%, 12/01/35 12/25 at 100.00 N/R   1,567,087
455 5.125%, 12/01/45 12/25 at 100.00 N/R   413,395

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A-   $ 4,762,519
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue
Bonds, Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 -
AMBAC Insured
No Opt. Call N/R   11,267,514
Total Missouri 66,729,346
Montana - 0.0% (0.0% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds,
Immanuel Lutheran Corporation, Series 2017A:
1,175 5.250%, 5/15/37 5/25 at 102.00 N/R   1,058,087
375 5.250%, 5/15/47 5/25 at 102.00 N/R   305,884
Total Montana 1,363,971
Nebraska - 0.9% (0.6% of Total Investments)
Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding Series
2015:
2,090 4.125%, 11/01/36 11/25 at 100.00 A   2,106,072
1,865 5.000%, 11/01/48 11/25 at 100.00 A   1,885,161
7,825 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 AAA   6,096,614
Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2023A:
5,000 4.550%, 9/01/48, (UB) (6) 3/32 at 100.00 AA+   4,994,450
5,000 4.600%, 9/01/53, (UB) (6) 3/32 at 100.00 AAA   4,926,900
6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+   6,968,708
Total Nebraska 26,977,905
Nevada - 1.2% (0.7% of Total Investments)
410 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB   391,566
Henderson, Nevada, Local Improvement Bonds, Local Improvement
District T-21 Black Mountain Ranch, Series 2022:
750 3.500%, 9/01/45 9/31 at 100.00 N/R   539,783
500 4.000%, 9/01/51 9/31 at 100.00 N/R   394,235
23,505 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 A   21,928,285
2,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 A   2,163,179
1,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony
Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35,
144A
5/23 at 100.00 N/R   914,690
500 Nevada State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/37, 144A
7/25 at 100.00 BBB-   495,945
3,950 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transportation Rail Access Corridor Project, Series
2018A, 4.000%, 6/01/43
12/28 at 100.00 A2   3,753,290
3,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   448,910

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 N/R   $ 3,155,879
Total Nevada 34,185,762
New Hampshire - 1.2% (0.7% of Total Investments)
14,470 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 AA   13,470,412
11,969 National Finance Authority, New Hampshire, Municipal Certificates
Series 2022-1 Class A, 4.375%, 9/20/36 2022 1
No Opt. Call BBB   11,797,561
5,000 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018B, 4.625%,
11/01/42, 144A
7/23 at 100.00 B   4,221,100
5,630 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%,
7/01/43, (Mandatory Put 7/02/40), 144A
7/25 at 100.00 B   4,213,830
500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 BBB+   493,680
Total New Hampshire 34,196,583
New Jersey - 6.1% (3.7% of Total Investments)
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB:
34,310 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 A-  (5) 37,751,293
2,110 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 A-  (5) 2,321,633
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1:
6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call A-   7,017,973
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call A-   5,662,861
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
11,335 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 A-  (5) 11,916,712
655 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R  (5) 688,615
3,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA-   3,349,753
2,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call A-   1,802,277
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call A   13,765,600
18,025 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
6/24 at 100.00 A-   18,158,746
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA:
13,690 4.750%, 6/15/38 6/25 at 100.00 A-   13,939,706
7,935 5.000%, 6/15/45 6/25 at 100.00 A-   8,065,610
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 A-   5,319,350
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series
2005D-1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A1   35,074,472
5,000 South Jersey Transportation Authority, New Jersey, Transportation
System Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 Baa2   4,582,400
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
1,420 5.000%, 6/01/46 6/28 at 100.00 BBB+   1,462,898

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,580 5.250%, 6/01/46 6/28 at 100.00 BBB+   $ 1,652,917
3,410 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   3,395,951
1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM
Insured
No Opt. Call A1   1,403,110
Total New Jersey 177,331,877
New Mexico - 0.2% (0.1% of Total Investments)
3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa   2,416,394
Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2019A:
670 5.000%, 5/15/44 5/26 at 103.00 BB+   573,393
1,200 5.000%, 5/15/49 5/26 at 103.00 BB+   987,060
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   840,000
Total New Mexico 4,816,847
New York - 8.6% (5.2% of Total Investments)
14,650 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   14,653,077
1,350 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,356,102
9,320 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   7,375,102
7,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R   5,386,349
14,215 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52,
(UB) (6)
5/32 at 100.00 A-   13,407,446
1,535 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 -
NPFG Insured
No Opt. Call Baa2   1,555,446
9,700 Dormitory Authority of the State of New York, Revenue Bonds,
Columbia University, Series 2017A, 5.000%, 10/01/47, (UB) (6)
No Opt. Call AAA   11,516,519
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A-   4,129,870
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
2,700 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB-   2,626,020
5,600 5.000%, 12/01/45, 144A 6/25 at 100.00 BBB-   5,360,152
15,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 Aa1   14,741,100
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+   2,149,302
2,120 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Refunding Series 2020B, 5.570%, 2/01/41
2/30 at 100.00 N/R   2,057,057

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 2,695 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2017A, 6.240%, 2/01/47
2/27 at 100.00 N/R   $ 2,754,101
2,965 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2018A, 6.760%, 2/01/48
2/28 at 100.00 N/R   3,110,077
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2020A:
400 5.530%, 2/01/40 2/30 at 100.00 N/R   388,068
1,270 5.730%, 2/01/50 2/30 at 100.00 N/R   1,226,109
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
1,210 4.450%, 2/01/41 2/30 at 100.00 A2   958,477
2,380 4.600%, 2/01/51 2/30 at 100.00 A2   1,772,743
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
2,790 5.000%, 11/15/50 5/30 at 100.00 BBB+   2,886,869
3,155 5.250%, 11/15/55 5/30 at 100.00 BBB+   3,317,577
7,495 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-2,
4.000%, 11/15/47
11/30 at 100.00 BBB+   7,011,198
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49
11/30 at 100.00 BBB+   4,633,400
2,210 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2017C-1,
5.000%, 11/15/24
No Opt. Call BBB+   2,253,913
7,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Climate Certified Series 2020E,
4.000%, 11/15/45
11/30 at 100.00 BBB+   7,096,350
3,585 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Saint Anns Community Project, Series 2019, 5.000%,
1/01/50
1/26 at 103.00 N/R   2,605,650
1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014, 5.000%, 7/01/31
7/24 at 100.00 A-   1,020,960
6,735 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.000%, 4/01/41
4/32 at 100.00 A+   6,679,167
20,000 New York City Housing Development Corporation, New
York,  Sustainable Impact Revenue Bonds, Williamsburg Housing
Preservation LP, Series 2020A, 2.800%, 2/01/50
2/28 at 100.00 Aa2   13,998,400
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2016 Series BB-1, 5.000%, 6/15/46
6/25 at 100.00 AA+   11,860,754
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2023 Series DD, 4.125%, 6/15/46, (UB) (6)
6/33 at 100.00 AA+   9,952,400
5 New York City, New York, General Obligation Bonds, Fiscal Series
2005M, 5.000%, 4/01/26 - FGIC Insured
5/23 at 100.00 AA   5,007
28,615 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   27,805,768

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 18,685 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.125%, 9/15/50
3/30 at 100.00 Aaa   $ 14,756,666
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa1   2,314,522
3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 Aa2   2,619,365
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 Aa1   5,942,950
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 AA+   973,510
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2022A, 4.000%, 11/15/52
11/32 at 100.00 AA-   4,842,300
2,500 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 4.000%, 5/15/48
5/33 at 100.00 AA+   2,450,675
10,060 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 AA+   9,661,222
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   6,592,605
Total New York 247,804,345
North Carolina - 0.1% (0.0% of Total Investments)
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community
Inc., Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 N/R   1,816,986
Total North Carolina 1,816,986
North Dakota - 2.0% (1.2% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 A-   9,656,674
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 BBB-   4,581,698
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021:
1,000 3.000%, 12/01/46 - AGM Insured 12/31 at 100.00 BBB-   773,790
5,000 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 BBB-   3,709,800
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group, Series
2017, 5.000%, 12/01/36
12/26 at 100.00 N/R   902,780
2,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023A,, 5.000%, 5/01/48
5/31 at 100.00 Baa2   2,004,300
3,820 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 Aa1   2,956,222
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2022F, 4.250%, 1/01/47
1/32 at 100.00 Aa1   975,990
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance
Program Bonds, Social Series 2023A, 4.700%, 7/01/47
7/32 at 100.00 Aa1   1,012,260

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Dakota (continued)
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
$ 8,300 5.000%, 6/01/38 6/28 at 100.00 BB+   $ 7,511,500
1,700 5.000%, 6/01/43 6/28 at 100.00 BB+   1,455,285
28,050 5.000%, 6/01/53 6/28 at 100.00 BB+   22,302,835
2,535 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R   1,140,750
Total North Dakota 58,983,884
Ohio - 9.0% (5.5% of Total Investments)
9,495 $280,000,000, Count of Washington, Ohio, Hospital Facilities Revenue
Bonds, Series 2022, (Memorial Health System Obligated Group),
6.750%, 12/01/52
12/32 at 100.00 N/R   9,529,467
2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 BBB+   1,523,600
70,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   8,592,119
Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1:
52,465 3.000%, 6/01/48 6/30 at 100.00 BBB+   38,590,631
8,255 4.000%, 6/01/48 6/30 at 100.00 BBB+   7,308,564
39,810 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   37,163,033
Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement Series 2017:
2,750 5.250%, 11/01/37 11/27 at 100.00 N/R   2,552,110
3,200 5.250%, 11/01/47 11/27 at 100.00 N/R   2,786,944
3,345 Cleveland Heights-University Heights City School District, Ohio,
General Obligation Bonds, School Improvement Series 2014, 5.000%,
12/01/51, (Pre-refunded 6/01/23)
6/23 at 100.00 A1  (5) 3,349,616
5,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 BB   4,455,050
37,150 Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB) (6)
6/24 at 100.00 A1   37,199,038
Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A:
1,165 4.000%, 9/01/40 9/29 at 100.00 BB+   1,030,943
1,750 4.000%, 9/01/45 9/29 at 100.00 BB+   1,497,545
2,000 5.000%, 9/01/49 9/29 at 100.00 BB+   1,857,740
6,840 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   6,402,787
3,985 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017A, 3.250%, 12/01/42
12/27 at 100.00 AA-   3,443,279
Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call A1   4,838,323
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call A1   7,021,620
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
5/23 at 100.00 Ba2   10,549,080

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 8,500 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   $ 85
1,050 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   11
2,020 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project,
Refunding Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R   20
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2005B, 3.125%, 1/01/34 (4)
No Opt. Call N/R   10
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   25,075,650
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   481,454
1,240 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 A+   1,476,989
1,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   16
1,130 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   11
20,505 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   19,867,705
20,480 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   19,843,482
3,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   2,369, 250
1,330 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   1,328,258
Total Ohio 260,134,430
Oklahoma - 0.9% (0.6% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
3,965 5.500%, 8/15/52 8/28 at 100.00 BB-   3,730,589
20,510 5.500%, 8/15/57 8/28 at 100.00 BB-   18,939,139
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022:
1,150 5.500%, 8/15/41 8/32 at 100.00 N/R   1,120,422
1,390 5.500%, 8/15/44 8/32 at 100.00 N/R   1,342,712
2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   2,341,802
Total Oklahoma 27,474,664

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A:
$ 500 5.125%, 11/15/40 11/25 at 102.00 N/R   $ 461,080
220 5.250%, 11/15/50 11/25 at 102.00 N/R   194,665
315 5.375%, 11/15/55 11/25 at 102.00 N/R   279,622
Multnomah County Hospital Facilities Authority, Oregon, Revenue
Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,000 5.400%, 10/01/44 10/24 at 100.00 N/R   881,060
800 5.500%, 10/01/49 10/24 at 100.00 N/R   699,592
Total Oregon 2,516,019
Pennsylvania - 5.1% (3.1% of Total Investments)
14,790 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A   13,758,102
2,540 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   2,488,743
Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A:
13,235 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   13,228,912
3,145 3.500%, 4/01/41 (4) No Opt. Call N/R   31
1,245 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   13
1,240 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   12
9,365 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   6,950,422
20,970 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 B   11,927,736
Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016:
2,410 5.125%, 3/15/36 3/27 at 100.00 BBB-   2,498,495
6,420 5.125%, 3/15/46 3/27 at 100.00 BBB-   6,540,825
1,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 Baa2   968,640
10,850 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured, (UB) (6)
6/28 at 100.00 A1   10,684,646
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
435 5.000%, 1/01/29 1/25 at 100.00 BBB+   438,628
170 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (5) 175,610
395 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (5) 408,035
2,500 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A-   2,566,450
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series
2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB-   1,136,175

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 820 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue
Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47, (Pre-
refunded 12/01/23)
12/23 at 100.00 N/R  (5) $ 829,364
1,750 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 N/R   1,666,805
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A:
11,030 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (5) 11,429,065
1,200 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (5) 1,243,416
10,765 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   3,444,800
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 AA+   2,814,700
3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 AA+   2,285,967
13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 Aa3   14,593,350
3,705 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A1   3,789,437
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A1   12,139,600
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3   15,346,050
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3   4,737,250
Total Pennsylvania 148,091,279
Puerto Rico - 7.0% (4.2% of Total Investments)
4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R   1,348,151
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   1,994,939
3,780 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   3,741,935
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
2,000 5.000%, 7/01/30, 144A No Opt. Call N/R   2,027,500
6,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   5,999,580
19,925 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   19,245,956
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
7,500 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   7,524,375
7,510 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   6,383,801
8,070 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R   6,630,231
145 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+   146,018
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,014 0.000%, 7/01/31 7/28 at 91.88 N/R   2,051,178
9,834 0.000%, 7/01/33 7/28 at 86.06 N/R   6,024,702
301 4.500%, 7/01/34 7/25 at 100.00 N/R   301,855

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 14,497 0.000%, 7/01/46 7/28 at 41.38 N/R   $ 3,961,160
23,858 0.000%, 7/01/51 7/28 at 30.01 N/R   4,876,337
13,340 4.750%, 7/01/53 7/28 at 100.00 N/R   12,507,050
28,183 5.000%, 7/01/58 7/28 at 100.00 N/R   27,213,505
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 N/R   654,322
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
8,040 4.329%, 7/01/40 7/28 at 100.00 N/R   7,495,692
22,017 4.329%, 7/01/40 7/28 at 100.00 N/R   20,526,449
9,556 4.784%, 7/01/58 7/28 at 100.00 N/R   8,896,158
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
3,784 5.625%, 7/01/29 No Opt. Call N/R   4,006,499
5,341 5.750%, 7/01/31 No Opt. Call N/R   5,728,436
21,409 0.000%, 7/01/33 7/31 at 89.94 N/R   12,522,124
10,178 4.000%, 7/01/33 7/31 at 103.00 N/R   9,336,180
8,369 4.000%, 7/01/35 7/31 at 103.00 N/R   7,506,491
10,691 4.000%, 7/01/37 7/31 at 103.00 N/R   9,366,599
3,318 4.000%, 7/01/41 7/31 at 103.00 N/R   2,794,586
848 4.000%, 7/01/46 7/31 at 103.00 N/R   690,145
Total Puerto Rico 201,501,954
Rhode Island - 2.2% (1.3% of Total Investments)
1,000 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 6.000%,
9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (5) 1,008,590
3,430 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71, 3.100%,
10/01/44
4/29 at 100.00 AA+   2,925,378
10,530 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A,
2.550%, 10/01/42
4/31 at 100.00 AA+   8,118,525
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/23 at 17.96 CCC-   48,735,643
3,280 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2015B, 4.500%, 6/01/45
6/25 at 100.00 N/R   3,249,299
Total Rhode Island 64,037,435
South Carolina - 2.6% (1.6% of Total Investments)
7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call A-   5,911,736
2,000 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2022B, 4.350%, 7/01/47
7/31 at 100.00 Aaa   1,969,260
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A:
890 5.000%, 4/01/49 4/26 at 103.00 BBB-   777,887
1,165 4.000%, 4/01/54 4/26 at 103.00 BBB-   793,877
1,630 5.000%, 4/01/54 4/26 at 103.00 BBB-   1,389,836
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020:
405 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R   372,272
1,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R   845,260

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Health Facilities
Revenue Bonds, Lutheran Homes of South Carolina Inc., Refunding
Series 2017B:
$ 1,000 5.000%, 5/01/37 5/23 at 104.00 N/R   $ 871,810
750 5.000%, 5/01/42 5/23 at 104.00 N/R   615,503
44,325 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   44,535,987
7,565 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 3.000%,
12/01/41 - BAM Insured
12/30 at 100.00 A3   6,300,662
5,085 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 A-   5,110,272
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/55
6/32 at 100.00 A-   4,418,950
Total South Carolina 73,913,312
South Dakota - 1.1% (0.7% of Total Investments)
12,435 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1   12,711,927
3,765 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 A1   3,897,980
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 AAA   4,569,660
South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Social Series 2023A:
6,250 4.350%, 11/01/43, (UB) (6) 11/31 at 100.00 AAA   6,321,000
4,000 4.550%, 5/01/48, (UB) (6) 11/31 at 100.00 AAA   4,040,160
Total South Dakota 31,540,727
Tennessee - 0.4% (0.3% of Total Investments)
1,350 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 Baa2   1,361,840
1,490 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019, 4.000%, 11/15/48
2/29 at 100.00 A   1,380,321
2,645 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37 (4)
7/27 at 100.00 N/R   1,938,891
4,100 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2022A,
5.500%, 10/01/53, (Mandatory Put 12/01/30)
9/30 at 100.10 Baa1   4,345,467
855 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 AA+   667,233
10,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R   2,200,000
Total Tennessee 11,893,752
Texas - 11.7% (7.1% of Total Investments)
3,465 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   3,582,949

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,910 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   $ 3,007,805
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (6)
11/25 at 100.00 AA-   5,605,766
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital,
Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement
Series 2015, 5.000%, 12/01/45
12/25 at 100.00 BB   2,318,650
2,225 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   2,293,619
3,960 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Areas 2-5
Major Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   4,093,254
360 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R   364,518
3,940 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020A, 5.000%, 1/01/49
1/30 at 100.00 A-   4,134,242
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 A-   3,516,624
13,685 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 A-  (5) 14,278,108
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 A-   5,536,879
Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2013A:
765 4.350%, 12/01/42 5/23 at 100.00 BBB-   710,402
685 4.400%, 12/01/47 5/23 at 100.00 BBB-   620,521
4,000 Clifton Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education Charter School, Series 2015A,
5.000%, 12/01/45
6/25 at 100.00 BBB-   4,005,440
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016:
455 5.750%, 9/01/28 9/23 at 103.00 N/R   470,060
725 6.500%, 9/01/46 9/23 at 103.00 N/R   748,911
2,520 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A, 6.375%, 9/01/42, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R  (5) 2,544,393
400 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BB+   388,528
1,255 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%,
5/01/38
5/23 at 100.00 Baa2   1,233,414
9,930 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/23 at 100.00 Baa2   9,717,796
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B:
20,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (5) 20,166,800
10,000 5.000%, 4/01/53, (Pre-refunded 10/01/23), (UB) 10/23 at 100.00 N/R  (5) 10,073,200
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228:
5,470 11.750%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) (6) 10/23 at 100.00 N/R  (5) 5,630,326

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 4,255 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   $ 4,339,164
4,080 Harris County, Texas, General Obligation Toll Road Revenue Bonds,
Tender Option Bond Trust 2015-XF0074, 6.546%, 8/15/32 - AGM
Insured, 144A, (IF)
No Opt. Call AAA   6,827,676
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 A1   1,731,180
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Refunding Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 BBB   6,044,760
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB   7,330,807
1,940 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2  (5) 1,027,715
Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle
Registration Fee Revenue Bonds, Senior Lien Series 2022A:
2,295 0.000%, 12/01/42 12/31 at 68.27 BBB-   804,879
3,000 0.000%, 12/01/43 12/31 at 65.48 BBB-   992,010
3,000 0.000%, 12/01/44 12/31 at 62.57 BBB-   938,100
4,000 0.000%, 12/01/45 12/31 at 59.85 BBB-   1,182,600
7,165 0.000%, 12/01/46 12/31 at 57.36 BBB-   2,002,403
7,580 0.000%, 12/01/47 12/31 at 55.10 BBB-   2,002,105
7,095 0.000%, 12/01/48 12/31 at 52.91 BBB-   1,770,841
7,550 0.000%, 12/01/49 12/31 at 50.78 BBB-   1,780,215
5,140 0.000%, 12/01/50 12/31 at 48.73 BBB-   1,143,547
4,000 0.000%, 12/01/51 12/31 at 46.73 BBB-   836,880
5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 AAA   4,588,450
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A1   3,645,908
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call A1   4,200,684
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 A   4,724,854
17,000 Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM
Insured, (ETM)
No Opt. Call A1  (5) 21,817,800
940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 A-   972,045
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A   1,020,170
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013:
3,095 5.750%, 12/01/33 12/25 at 100.00 B1   3,172,468
3,125 6.125%, 12/01/38 12/25 at 100.00 B1   3,186,000
Montgomery County Toll Road Authority, Texas, Toll Road Revenue
Bonds, Senior Lien Series 2018:
1,900 5.000%, 9/15/43 9/25 at 100.00 BBB-   1,905,776
1,785 5.000%, 9/15/48 9/25 at 100.00 BBB-   1,778,003
New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Legacy at Willow Bend Project,
Series 2016:
2,335 5.000%, 11/01/46 11/23 at 103.00 BB   1,833,909

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 6,015 5.000%, 11/01/51 11/23 at 103.00 BB   $ 4,592,272
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project,
Series 2014, 5.500%, 1/01/43
1/25 at 100.00 N/R   627,722
210 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (5) 222,499
4,530 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - College Station I LLC - Texas A&M University Project,
Series 2014A, 4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 A1   4,554,734
820 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - San Antonio 1, L.L.C. - Texas A&M University - San
Antonio Project, Series 2016A, 5.000%, 4/01/48, (Pre-refunded
4/01/26)
4/26 at 100.00 N/R  (5) 868,806
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation -
Stephenville II, L.L.C. - Tarleton State University Project, Series 2014A:
1,000 5.000%, 4/01/34, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 1,015,040
2,200 5.000%, 4/01/39, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 2,233,088
1,600 5.000%, 4/01/46, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R  (5) 1,624,064
5,540 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/39, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (5) 5,625,870
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
2,590 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (5) 3,254,309
3,910 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (5) 5,114,906
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A2   2,045,920
610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1   616,216
1,080 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edwards University Project, Series 2016,
4.000%, 6/01/41
6/26 at 100.00 BBB   950,303
1,870 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3  (5) 1,883,838
19,955 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 A1   18,689,853
3,955 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate
Series 2012, 4.125%, 12/01/45
2/25 at 100.00 Baa2   3,476,010
2,565 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 AA+   2,560,870
Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2021A:
7,155 2.250%, 9/01/46 3/30 at 100.00 AA+   4,935,805
6,905 2.350%, 9/01/51 3/30 at 100.00 AA+   4,554,883

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corporation, Senior
Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed
Lanes Project, Refunding  Series 2020A:
$ 5,810 4.000%, 12/31/36 12/30 at 100.00 Baa2   $ 5,672,071
2,735 4.000%, 6/30/37 12/30 at 100.00 Baa2   2,653,196
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding First Tier Series 2015B:
11,280 0.000%, 8/15/36 8/24 at 59.60 A3   6,250,699
10,000 0.000%, 8/15/37 8/24 at 56.94 A3   5,256,700
Texas Transportation Commission, Central Texas Turnpike System
Revenue Bonds, Refunding Second Tier Series 2015C:
5,230 5.000%, 8/15/37 8/24 at 100.00 Baa1   5,306,933
31,775 5.000%, 8/15/42 8/24 at 100.00 Baa1   32,119,123
7,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa3   7,502,925
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   4,075,544
970 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
11/23 at 100.00 N/R   979,826
Total Texas 337,907,179
Utah - 0.3% (0.2% of Total Investments)
Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A:
510 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R   409,071
1,095 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R   830,470
5,085 Downtown East Streetcar Sewer Public Infrastructure District, South Salt
Lake, Salt Lake County, Utah, Limited Tax General Obligation Bonds,
Series 2022A, 6.000%, 3/01/53, 144A
9/27 at 103.00 N/R   5,112,459
3,360 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax
Allocation Revenue Bonds, Series 2021, 4.625%, 6/01/57, 144A
12/26 at 103.00 N/R   2,544,259
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R   376,620
Total Utah 9,272,879
Vermont - 0.0% (0.0% of Total Investments)
1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 N/R   1,369,919
Total Vermont 1,369,919
Virgin Islands - 0.2% (0.1% of Total Investments)
1,790 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
5/23 at 100.00 A1   1,791,414
4,715 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   4,546,203
Total Virgin Islands 6,337,617
Virginia - 0.9% (0.6% of Total Investments)
Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015:
1,180 5.300%, 3/01/35, (Pre-refunded 3/01/25) 3/25 at 100.00 N/R  (5) 1,227,141
1,085 5.600%, 3/01/45, (Pre-refunded 3/01/25) 3/25 at 100.00 N/R  (5) 1,134,823

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia (continued)
$ 5,500 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.000%, 7/01/60
7/30 at 100.00 AA   $ 5,985,595
James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing Inc.,
Refunding Series 2021A:
1,115 4.000%, 12/01/40 12/27 at 103.00 N/R   889,246
2,690 4.000%, 12/01/50 12/27 at 103.00 N/R   1,923,592
2,000 Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45,
144A
9/27 at 100.00 N/R   1,874,600
1,000 Virginia College Building Authority, Educational Facilities Revenue
Bonds, Marymount University Project, Green Series 2015B, 5.250%,
7/01/35, 144A
7/25 at 100.00 Ba3   1,006,210
10,980 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%,
12/01/49
6/30 at 100.00 A+   10,621,942
1,995 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41,
144A
4/28 at 112.76 N/R   2,042,761
Total Virginia 26,705,910
Washington - 1.5% (0.9% of Total Investments)
5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38
7/25 at 100.00 AA-   5,149,800
Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
1,030 17.922%, 10/01/44, 144A, (IF) (6) 10/24 at 100.00 N/R   1,017,033
220 17.922%, 10/01/44, (Pre-refunded 10/01/24), 144A, (IF) (6) 10/24 at 100.00 N/R   217,230
11,005 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 5.000%, 9/01/55
9/30 at 100.00 A2   11,427,922
Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A:
5,450 5.000%, 1/01/46, 144A 1/25 at 102.00 BB   4,099,653
3,650 5.000%, 1/01/51, 144A 1/25 at 102.00 BB   2,661,215
21,510 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB) (6)
No Opt. Call AA+   18,460,958
Total Washington 43,033,811
West Virginia - 1.5% (0.9% of Total Investments)
1,900 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.500%, 6/01/37, 144A
6/27 at 100.00 N/R   1,939,805
440 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   391,543
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Cabell Huntington Hospital, Inc. Project, Refunding & Improvement
Series 2018A, 5.000%, 1/01/43
1/29 at 100.00 Baa2   965,960

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 40,950 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (5) $ 41,017,977
Total West Virginia 44,315,285
Wisconsin - 4.2% (2.5% of Total Investments)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Cornerstone Charter Academy, North Carolina, Series 2016A:
1,750 5.000%, 2/01/36, 144A 2/26 at 100.00 N/R   1,675,047
305 5.125%, 2/01/46, 144A 2/26 at 100.00 N/R   282,772
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   1,518,873
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47, 144A
6/24 at 100.00 N/R   455,220
1,480 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R   1,426,276
6,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.625%, 6/15/37, 144A
6/24 at 100.00 N/R   5,524,320
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2017A:
1,000 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R   1,003,940
1,790 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R   1,770,077
15,205 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52, (UB) (6)
10/32 at 100.00 AA-   14,425,592
35,100 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   30,485,754
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   1,020,000
Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A:
1,055 5.000%, 12/01/27 No Opt. Call BBB   1,080,172
1,815 5.200%, 12/01/37 12/27 at 100.00 BBB   1,861,428
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020:
75 5.000%, 4/01/40, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 N/R  (5) 86,559
1,225 5.000%, 4/01/40, 144A 4/30 at 100.00 BB   1,198,944
4,520 5.000%, 4/01/50, 144A 4/30 at 100.00 BB   4,198,266
245 5.000%, 4/01/50, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 N/R  (5) 282,760
Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A:
4,050 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB-   4,070,250
1,575 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB-   1,553,391
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 BBB-   2,413,625
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012:
11,000 5.000%, 6/01/32 5/23 at 100.00 A3   11,001,430
1,000 5.000%, 6/01/39 5/23 at 100.00 A3   981,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021:
$ 2,405 4.000%, 10/01/51 10/28 at 102.00 N/R   $ 1,719,503
3,845 4.000%, 10/01/61 10/28 at 102.00 N/R   2,578,649
1,450 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R   1,379,283
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, American Baptist Homes of the Midwest Obligated
Group, Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 N/R   808,940
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014:
1,000 5.375%, 10/01/44 5/23 at 102.00 N/R   871,890
1,500 5.500%, 10/01/49 5/23 at 102.00 N/R   1,308,330
2,275 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series 2021,
4.000%, 1/01/57
1/27 at 103.00 N/R   1,540,198
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A,
5.000%, 7/01/34
7/24 at 100.00 A   1,020,260
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/54
11/26 at 103.00 N/R   1,410,237
10,570 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 A1   10,030,084
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Refunding
Series 2013, 5.000%, 8/15/33, (Pre-refunded 8/15/23)
8/23 at 100.00 N/R  (5) 1,004,910
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
2,565 5.000%, 12/01/44 5/23 at 102.00 N/R   2,147,829
1,775 5.250%, 12/01/49 5/23 at 102.00 N/R   1,509,726
Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A:
2,800 3.150%, 11/01/44 11/28 at 100.00 Aa3   2,269,652
3,000 3.200%, 11/01/49 11/28 at 100.00 Aa3   2,312,760
Total Wisconsin 120,228,447
Wyoming - 0.1% (0.1% of Total Investments)
2,500 Wyoming Community Development Authority, Housing Revenue
Bonds, 2023 Series 1, 4.400%, 12/01/43
6/32 at 100.00 AA+   2,509,250
Total Wyoming 2,509,250
Total Municipal Bonds (cost $4,839,132,952) 4,686,472,592
Shares Description (1) Value
X 52,470,004 COMMON STOCKS - 1.8% (1.1% of Total Investments)
X 52,470,004
Independent Power and Renewable Electricity Producers - 1.8% (1.1% of Total Investments)
676,308 Energy Harbor Corp (9),(10) $ 52,470,004
Total Independent Power and Renewable Electricity Producers 52,470,004
Total Common Stocks (cost $15,015,822) 52,470,004

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NVG
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 2,713,150 CORPORATE BONDS - 0.1% (0.1% of Total Investments)
X 2,713,150
Independent Power And Renewable Electricity Producers - 0.1% (0.1% of Total Investments)
$ 8,479 Talen Energy Corp 0.000% 8/31/23 N/R $ 2,713,150
Total Independent Power And Renewable Electricity Producers 2,713,150
Total Corporate Bonds (cost $–) 2,713,150
Total Long-Term Investments (cost $4,854,148,774) 4,741,655,746
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.7% (0.4% of Total Investments)
X 20,000,000 MUNICIPAL BONDS - 0.7% (0.4% of Total Investments)
X 20,000,000
New York - 0.2% (0.1% of Total Investments)
$ 5,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales
Tax Green Series 2022-XF1321, 4.080%, 5/15/28, (Mandatory Put
5/5/2023), 144A (11)
No Opt. Call A- $ 5,000,000
Total New York 5,000,000
South Carolina - 0.5% (0.3% of Total Investments)
15,000 South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Tender Option Bond Trust 2016-XM0384, 4.020%,
6/01/37, (Mandatory Put 5/5/2023), 144A (11)
12/23 at 100.00 A- 15,000,000
Total South Carolina 15,000,000
Total Short-Term Investments (cost $20,000,000) 20,000,000
Total Investments (cost $4,874,148,774 ) - 164.6% 4,761,655,746
Floating Rate Obligations - (7.2)% (207,070,000)
MFP Shares, Net - (17.8)%(12) (515,805,687)
VRDP Shares, Net- (42.7)%(13) (1,233,840,625)
Other Assets & Liabilities, Net -   3.1% 88,003,435
Net Assets Applicable to Common Shares - 100% $ 2,892,942,869
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.

(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority,
Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality
Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%,
3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation
Project, Refunding Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(12) MFP Shares, Net as a percentage of Total Investments is 10.8%.
(13) VRDP Shares, Net as a percentage of Total Investments is 25.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Municipal Credit Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 162.3%   (100.0% of Total Investments)
X
4,155,249,272 MUNICIPAL BONDS - 157.8% (97.2% of Total Investments)
X 4,155,249,272
Alabama - 0.7% (0.4% of Total Investments)
$ 8,585 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   $ 8,660,119
2,115 Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health
System - Providence Hospital and St. Vincent's Hospital, Series 1995,
5.000%, 11/01/25, (ETM)
5/23 at 100.00 N/R  (4) 2,227,518
2,280 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 Aa2   2,330,981
2,720 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 Aa2   2,780,819
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   345,256
1,350 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien
Series 2013A, 5.250%, 10/01/48 - AGM Insured
10/23 at 102.00 BB+   1,382,441
Total Alabama 17,727,134
Alaska - 0.2% (0.2% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 Baa2   1,026,010
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 Baa2   3,024,576
2,400 5.000%, 1/01/34, (AMT) 7/25 at 100.00 Baa2   2,458,104
Total Alaska 6,508,690
Arizona - 1.3% (0.8% of Total Investments)
2,820 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A2   2,849,243
2,131 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021
960240 (5)
7/27 at 100.00 N/R   1,640,888
3,185 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R   3,201,849
1,750 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 A2   1,801,660
10,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue
Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 AA-   10,250,600
Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility
Revenue Bonds, Mesa Project, Series 2012:
400 5.000%, 7/01/27, (AMT) 5/23 at 100.00 A1   400,308
950 5.000%, 7/01/32, (AMT) 5/23 at 100.00 A1   950,627
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
1,790 5.375%, 7/01/46 7/26 at 100.00 BB-   1,701,950
2,140 5.500%, 7/01/51 7/26 at 100.00 BB-   2,033,856

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 595 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2016, 6.500%, 2/01/48, 144A
2/24 at 100.00 N/R   $ 597,844
2,060 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2017, 6.750%, 2/01/50, 144A
2/28 at 100.00 N/R   2,112,509
35 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019,
5.125%, 7/01/39
7/25 at 100.00 N/R   32,855
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
50 5.000%, 12/01/32 No Opt. Call BBB+   53,175
7,235 5.000%, 12/01/37 No Opt. Call BBB+   7,505,589
Total Arizona 35,132,953
Arkansas - 0.7% (0.4% of Total Investments)
10,055 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   10,039,515
6,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   5,385,060
2,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   1,866,140
Total Arkansas 17,290,715
California - 21.8% (13.4% of Total Investments)
2,000 ABC Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2000B, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call AA-   1,983,980
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call AA   3,634,979
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 BBB   536,247
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R   1,941,838
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Series 2005B:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call A   2,952,948
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call A   4,272,713
1,510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   1,252,485
1,515 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R   1,440,992
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/36
5/23 at 100.00 N/R   1,265,772
60 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+   55,681

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 22,650 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49, (UB)
(6)
11/26 at 100.00 A3   $ 23,198,356
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 Baa1   3,324,160
California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A:
3,840 5.000%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 A  (4) 3,850,560
710 5.000%, 7/01/37, (Pre-refunded 7/01/23) 7/23 at 100.00 A  (4) 711,952
825 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45,
144A
7/25 at 100.00 BB+   827,186
34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 A1   32,757,543
22,130 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call BB-   21,582,282
1,795 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authority Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3   1,821,386
2,000 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/51, 144A
6/26 at 100.00 N/R   1,849,640
2,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/38,
(Pre-refunded 6/01/23)
6/23 at 100.00 A+  (4) 2,002,760
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
2,500 5.250%, 12/01/44 12/24 at 100.00 BB   2,503,650
11,712 5.500%, 12/01/54 12/24 at 100.00 BB   11,693,144
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,250 5.000%, 12/01/41, 144A 6/26 at 100.00 BB   2,242,372
4,730 5.000%, 12/01/46, 144A 6/26 at 100.00 BB   4,529,590
33,550 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   32,168,747
17,205 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB   17,122,932
16 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (5),(7)
1/22 at 100.00 N/R   16,109
11 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (5),(7)
1/22 at 100.00 N/R   10,873
9,955 Capistrano Unified School District, Orange County, California, Special
Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%,
9/01/31 - FGIC Insured
No Opt. Call Baa2   7,354,157
Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Election 2012 Series 2013B:
1,865 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 N/R  (4) 1,873,094
1,135 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 AA  (4) 1,140,062
3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC
Insured
No Opt. Call A+   2,214,534

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 6,050 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%,
10/01/46, 144A
10/31 at 100.00 N/R   $ 4,565,451
6,215 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   4,637,136
CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior Lien
Series 2021A-1:
2,330 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R   1,764,346
10,145 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R   6,943,035
3,005 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R   2,202,905
21,855 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   14,393,922
15,120 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   10,126,469
1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-
1 Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R   1,340,196
2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1,
Series 2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call AA-   2,139,524
3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2,
Series 2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call AA-   2,968,896
3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%,
1/15/34 - AGM Insured
No Opt. Call BBB+   2,633,538
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
3,000 0.000%, 1/15/26 (8) No Opt. Call Baa2   3,091,050
1,560 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 1,590,342
3,560 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2  (4) 3,634,618
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A,
0.000%, 8/01/30 - NPFG Insured
No Opt. Call AAA   3,639,544
5,855 Fremont Union High School District, Santa Clara County, California,
General Obligation Bonds, Refunding Series 2017A, 4.000%, 8/01/46
8/27 at 100.00 AAA   5,822,271
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call A+   1,694,950
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
8,495 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 A+  (4) 8,896,474
3,170 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A,
0.000%, 6/01/26 - AGM Insured, (ETM)
No Opt. Call Aa3  (4) 2,920,141
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust
2015-XF1038:
2,445 14.939%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) (6) 6/25 at 100.00 Aa1  (4) 2,906,665

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,250 14.951%, 6/01/40, 144A, (IF) (6) 6/25 at 100.00 Aa1   $ 1,486,225
15,000 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 Aa2   14,910,000
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call AAA   2,820,470
5,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 -
NPFG Insured
No Opt. Call Aa2   3,904,750
2,500 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 -
FGIC Insured
No Opt. Call AA-   1,886,200
25,000 Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 4.000%,
9/01/58 - BAM Insured, (UB) (WI/DD, Settling 5/04/23)
9/33 at 100.00 AA   24,323,000
225 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 4.709%, 11/15/27 (3-Month
LIBOR*0.67% reference rate + 1.450% spread) (9)
No Opt. Call A-   222,631
12,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/41, (AMT), (UB) (6)
5/25 at 100.00 AA   12,148,320
2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/42,
(AMT)
11/31 at 100.00 AA   2,309,233
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D:
4,930 4.000%, 5/15/46, (AMT) 11/31 at 100.00 AA-   4,745,076
70 4.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 N/R  (4) 75,010
9,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series 2022A,
4.000%, 5/15/49, (AMT)
5/32 at 100.00 AA-   8,559,450
2,000 Martinez Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-
refunded 8/01/24)
8/24 at 100.00 Aa3  (4) 2,071,860
1,000 Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 Aa3  (4) 1,096,670
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 AA+   10,042,800
2,335 Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 BBB-   2,323,699
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A:
1,030 0.000%, 8/01/28 (8) 2/28 at 100.00 AA   1,143,568
2,320 0.000%, 8/01/43 (8) 8/35 at 100.00 AA   2,136,743
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+   6,359,340
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup
Prepay Contracts, Series 2009C:
2,700 7.000%, 11/01/34 No Opt. Call BBB+   3,290,490
2,200 6.500%, 11/01/39 No Opt. Call BBB+   2,581,282
North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B:
7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call AA+   7,210,722

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call AA+   $ 3,786,620
10,885 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series 2005B,
0.000%, 8/01/25 - FGIC Insured
No Opt. Call A+   10,149,501
7,750 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 Aa2   7,736,515
6,000 Palomar Pomerado Health, California, General Obligation Bonds,
Capital Appreciation, Election of 2004, Series 2007A, 0.000%,
8/01/24 - NPFG Insured
No Opt. Call BBB-   5,733,120
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A,
6.750%, 8/01/40
8/30 at 100.00 BBB-   14,286,677
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB-   5,808,500
1,750 Paramount Unified School District, Los Angeles County, California,
General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 - AGM
Insured
No Opt. Call Aa3   1,730,522
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM
Insured
No Opt. Call A1   2,787,232
205 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A  (4) 205,412
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM
Insured
No Opt. Call BBB+   2,569,065
165 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R   167,524
2,750 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 A   2,813,635
2,360 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 A2   2,462,164
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%,
5/01/44, (AMT)
5/24 at 100.00 A+   9,026,910
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D:
13,015 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A+   13,456,339
33,485 5.000%, 5/01/48, (AMT), (UB) (6) 5/28 at 100.00 A+   34,381,728
6,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%,
5/01/44, (AMT)
5/29 at 100.00 A+   6,922,650
12,535 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%,
5/01/45, (AMT)
5/29 at 100.00 A+   13,022,737
5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 BBB+   4,698,950
2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/44
1/25 at 100.00 BBB   2,748,654

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series
2014A:
$ 6,630 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) $ 6,881,807
3,160 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 A  (4) 3,280,017
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 A3   1,811,002
Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A:
7,500 0.000%, 6/01/36 5/23 at 48.61 N/R   3,630,075
37,555 0.000%, 6/01/47 5/23 at 25.95 N/R   9,258,810
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%,
8/01/27 - FGIC Insured
No Opt. Call AA-   1,585,242
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 0.000%, 8/01/36 - AGM Insured (8)
8/31 at 100.00 AA   4,270,371
Total California 572,903,515
Colorado - 7.0% (4.3% of Total Investments)
1,500 Anthem West Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 A1   1,566,135
1,206 Base Village Metropolitan District 2, Colorado, General Obligation
Bonds, Refunding Series 2016A, 5.500%, 12/01/36
5/23 at 102.00 N/R   1,212,271
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A:
775 6.000%, 12/01/37 5/23 at 103.00 N/R   760,213
2,320 6.125%, 12/01/47 5/23 at 103.00 N/R   2,275,108
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
5/23 at 103.00 N/R   671,745
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017:
770 5.000%, 12/01/37, 144A 5/23 at 103.00 N/R   732,124
2,210 5.000%, 12/01/47, 144A 5/23 at 103.00 N/R   2,005,641
625 Central Platte Valley Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2013A, 6.000%, 12/01/38, (Pre-
refunded 12/01/23)
12/23 at 100.00 BBB  (4) 634,462
900 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A, 5.000%, 6/01/37
12/25 at 100.00 N/R   873,405
Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior
Series 2017:
750 4.000%, 12/31/30, (AMT) 12/27 at 100.00 A   760,897
250 4.000%, 6/30/31, (AMT) 12/27 at 100.00 A   253,585
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36
12/23 at 100.00 A+   1,994,120
2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 Baa1   2,761,993
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2:
5,500 5.000%, 8/01/34 8/29 at 100.00 Baa1   5,905,240
6,000 5.000%, 8/01/37 8/29 at 100.00 Baa1   6,311,640
3,335 5.000%, 8/01/38 8/29 at 100.00 Baa1   3,498,115

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,000 5.000%, 8/01/39 8/29 at 100.00 Baa1   $ 4,180,600
28,345 5.000%, 8/01/44 8/29 at 100.00 Baa1   29,280,385
820 4.000%, 8/01/49 8/29 at 100.00 Baa1   743,707
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A:
5,000 5.500%, 11/01/47 11/32 at 100.00 Baa1   5,401,350
8,300 5.250%, 11/01/52, (UB) (6) 11/32 at 100.00 Baa1   8,732,845
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
5/23 at 100.00 A+   2,074,170
585 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R  (4) 586,076
3,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 N/R  (4) 3,817,136
2,105 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R   2,062,795
2,250 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2013B-1, 5.000%, 11/15/38
11/23 at 100.00 Aa2   2,265,255
3,870 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A+   3,886,177
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A:
10,695 5.000%, 12/01/48, (AMT), (UB) (6) 12/28 at 100.00 A   10,978,631
13,965 5.250%, 12/01/48, (AMT), (UB) (6) 12/28 at 100.00 N/R   14,506,144
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
1,240 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R   1,252,822
365 5.250%, 12/01/39, 144A 12/23 at 103.00 N/R   368,321
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Capital Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A   4,456,600
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call A   7,962,534
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds,
Series 2000B:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call A   6,173,409
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call A   8,402,922
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call A   7,258,500
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 A   1,810,120
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
1,125 5.750%, 12/01/30 12/24 at 100.00 N/R   1,105,988
1,000 6.000%, 12/01/38 12/24 at 100.00 N/R   940,220
825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
5/23 at 103.00 N/R   831,130
4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 N/R   4,141,910
1,870 Park Creek Metropolitan District, Colorado, Senior Limited Property
Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/45
12/25 at 100.00 A   1,900,892

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 490 Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
5.000%, 12/01/45
12/26 at 100.00 N/R   $ 461,531
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008:
475 6.250%, 11/15/28 No Opt. Call A-   513,494
4,030 6.500%, 11/15/38 No Opt. Call A-   4,831,607
954 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A,
5.000%, 12/01/45
12/26 at 100.00 N/R   882,259
55 Water Valley Metropolitan District 1, Colorado, General Obligation
Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R   54,252
105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 N/R   103,797
West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A:
1,000 6.000%, 12/01/38, 144A 12/28 at 103.00 N/R   993,940
1,000 6.500%, 12/01/50, 144A 12/28 at 103.00 N/R   998,650
7,320 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 AA   7,953,473
Total Colorado 184,130,336
Connecticut - 0.2% (0.1% of Total Investments)
6,345 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 A   5,574,971
Total Connecticut 5,574,971
District of Columbia - 0.8% (0.5% of Total Investments)
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2019A, 4.000%, 3/01/39
9/29 at 100.00 Aa1   5,097,800
10,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A, 5.000%, 7/01/39
7/32 at 100.00 Aa1   11,376,500
10,000 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B, 0.000%,
10/01/37 - AGC Insured
No Opt. Call Baa1   5,460,800
Total District of Columbia 21,935,100
Florida - 9.5% (5.9% of Total Investments)
Bay County, Florida, Educational Facilities Revenue Refunding Bonds,
Bay Haven Charter Academy, Inc. Project, Series 2013A:
1,005 5.000%, 9/01/43 9/23 at 100.00 BBB   1,007,332
865 5.000%, 9/01/45 9/23 at 100.00 BBB   866,868
615 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 N/R   622,528
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R   648,116
935 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 N/R   912,943
Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A:
3,315 5.000%, 4/01/41 4/32 at 100.00 A   3,546,520
3,000 5.000%, 4/01/47 4/32 at 100.00 A   3,159,900

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 CCC   $ 3,179,501
325 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   303,472
150 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   145,612
2,000 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 5.625%, 6/01/33
6/23 at 100.00 BBB-   2,003,600
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1:
120 5.250%, 11/01/37 11/28 at 100.00 N/R   121,209
155 5.600%, 11/01/46 11/28 at 100.00 N/R   156,249
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015:
555 5.250%, 5/01/35 5/26 at 100.00 N/R   558,802
615 5.300%, 5/01/36 5/26 at 100.00 N/R   620,074
955 5.500%, 5/01/45 5/26 at 100.00 N/R   957,769
1,305 5.500%, 5/01/46 5/26 at 100.00 N/R   1,307,545
Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A:
12,505 4.000%, 8/15/45 2/30 at 100.00 BBB   11,178,970
6,515 4.000%, 8/15/50 2/30 at 100.00 BBB   5,642,185
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project, Series
2017C:
1,115 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R   1,122,827
3,385 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R   3,358,496
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series 2016A:
1,420 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R   1,350,278
1,465 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R   1,371,328
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies Inc., Series 2016A:
1,000 5.000%, 7/01/36 7/26 at 100.00 N/R   906,400
6,785 5.125%, 7/01/46 7/26 at 100.00 N/R   5,805,042
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects, Series
2015A:
900 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R   909,171
560 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R   561,658
120 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/40, 144A
9/27 at 100.00 N/R   106,798
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A:
1,015 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R   1,047,013
2,475 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R   2,529,698
23,600 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   22,435,812

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
$ 19,155 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   $ 19,032,408
10,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   9,509,500
14,210 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   13,410,687
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   25,319,250
3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 A+   3,231,618
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R   313,392
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 AA-   4,940,300
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 AA-   4,002,088
4,500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%,
10/01/42, (AMT)
10/27 at 100.00 A+   4,630,365
14,375 Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital
Revenue Bonds, Refunding & Improvement Series 2016, 5.000%,
6/01/36
6/26 at 100.00 A-   14,885,456
6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 Aa3   6,398,706
12,410 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 AA-   12,790,615
1,750 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Subordinate Lien Series 2015B, 5.000%,
10/01/40, (Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 A+  (4) 1,784,983
7,665 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 A   7,887,055
2,140 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.350%, 8/01/35
8/26 at 100.00 N/R   2,174,796
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 A2   6,031,062
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 A2   7,857,375
2,335 Orlando, Florida, Capital Improvement Special Revenue Bonds, Series
2014B, 5.000%, 10/01/46
10/24 at 100.00 AA+   2,378,127
500 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022, 5.000%,
11/01/52
11/32 at 100.00 BBB-   503,495
1,950 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project,
Series 2019A, 5.000%, 4/01/39, 144A
4/29 at 100.00 Ba1   1,875,373
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R   527,326

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016:
$ 130 4.750%, 11/01/28 11/27 at 100.00 N/R   $ 131,309
265 5.375%, 11/01/36 11/27 at 100.00 N/R   268,212
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 Aa3   9,865,944
365 South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A1,
3.625%, 5/01/35
5/26 at 100.00 A   359,364
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2:
85 4.350%, 5/01/26 No Opt. Call N/R   84,997
100 4.875%, 5/01/35 5/26 at 100.00 N/R   100,019
1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series
2014A, 5.125%, 7/01/34
1/24 at 100.00 A-   1,364,296
7,780 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A, 5.000%,
12/01/44, (UB)
6/25 at 100.00 Baa1   7,770,508
2,600 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55,
(UB)
12/25 at 100.00 Baa1   2,595,554
395 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
5/23 at 100.00 N/R   357,633
430 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
5/23 at 100.00 N/R   4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 N/R   303,636
Total Florida 251,129,169
Georgia - 5.9% (3.7% of Total Investments)
2,725 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1,
5.250%, 7/01/40
7/25 at 100.00 A   2,800,483
285 Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29 (5)
1/28 at 100.00 N/R   128,250
1,205 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
4.500%, 11/01/35
11/23 at 100.00 B   1,006,392
Atlanta, Georgia, Airport Passenger Facilities Charge and General
Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,575 5.000%, 1/01/32 1/24 at 100.00 AA-   2,603,145
3,750 5.000%, 1/01/34 1/24 at 100.00 AA-   3,789,600
2,030 Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1, 5.000%, 12/01/41
12/32 at 100.00 Aa1   2,315,378
Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D:
1,200 5.000%, 1/01/30 1/27 at 100.00 A2   1,284,600
1,525 5.000%, 1/01/31 1/27 at 100.00 A2   1,632,482
725 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/41
7/23 at 100.00 A   726,030

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding
Series 2018A:
$ 4,000 5.000%, 11/01/39, (UB) (6) 11/27 at 100.00 AA-   $ 4,297,520
3,210 5.000%, 11/01/41 11/27 at 100.00 AA-   3,429,692
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021:
2,875 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 A3   2,782,281
5,000 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 A3   4,799,650
4,245 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%,
7/01/49
7/29 at 100.00 Aa2   4,062,210
4,000 Bryan County School District, Georgia, General Obligation Bonds,
Series 2018, 5.000%, 8/01/42, (UB) (6)
8/26 at 100.00 AA+   4,179,720
1,250 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017C, 4.125%, 11/01/45
2/28 at 100.00 BBB   1,144,675
1,250 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series
2017D, 4.125%, 11/01/45
2/28 at 100.00 BBB   1,144,675
1,925 Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 AA   1,819,760
5 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 2001, 5.000%, 8/01/35 - AGM Insured
5/23 at 100.00 AA   5,006
3,190 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call Baa2   3,334,348
500 Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding
Series 2014A, 5.000%, 5/01/31, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2  (4) 509,450
1,760 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%,
7/01/46
7/31 at 100.00 A1   1,688,702
1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 3/01/40
3/30 at 100.00 BBB+   996,320
DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B:
6,000 5.250%, 10/01/32 - AGM Insured 10/26 at 100.00 AA   6,490,500
300 5.000%, 10/01/35 - AGM Insured 10/26 at 100.00 AA   319,635
1,340 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
10/23 at 100.00 N/R   1,345,159
650 East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer
Project, Refunding Series 2017, 5.000%, 2/01/35 - AGM Insured
2/27 at 100.00 Aa3   700,583
3,485 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A1   3,516,574
Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A:
2,500 4.000%, 7/01/49 - BAM Insured 7/29 at 100.00 A1   2,373,450
29,265 4.000%, 7/01/49, (UB) (6) 7/29 at 100.00 A1   27,608,308
3,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2015A,
5.000%, 3/15/36
3/26 at 100.00 A2   3,139,440
3,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA  (4) 3,135,990

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B:
$ 3,000 5.500%, 2/15/42, (UB) (6) 2/27 at 100.00 AA   $ 3,199,680
5,500 5.250%, 2/15/45, (UB) (6) 2/27 at 100.00 AA   5,761,030
6,505 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2023A, 4.600%, 12/01/53
6/32 at 100.00 AAA   6,533,297
3,020 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2   3,205,579
3,000 Georgia Municipal Electric Authority, General Power Revenue Bonds,
Series 2012GG, 5.000%, 1/01/43
5/23 at 100.00 A   3,000,900
Georgia Ports Authority, Revenue Bonds, Series 2021:
4,500 4.000%, 7/01/46 7/31 at 100.00 AA   4,441,545
3,000 4.000%, 7/01/51 7/31 at 100.00 AA   2,919,150
2,000 Georgia Ports Authority, Revenue Bonds, Series 2022, 4.000%, 7/01/52 7/32 at 100.00 AA   1,947,120
1,500 Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds,
Managed Lane System, Series 2021A, 4.000%, 7/15/37
7/31 at 100.00 AAA   1,575,255
1,500 Habersham County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Series 2014B, 5.000%, 2/01/37, (Pre-refunded 2/01/24)
2/24 at 100.00 A+  (4) 1,519,845
840 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%,
6/15/47, 144A
6/27 at 100.00 N/R   843,427
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds,
Series 2007A, 5.500%, 9/15/26
No Opt. Call A-   270,954
1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds,
Series 2019A, 5.000%, 5/15/43
5/29 at 100.00 A3   1,074,965
3,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3   2,699,010
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 A2   3,238,949
3,700 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project
J Bonds, Series 2015A, 5.500%, 7/01/60
7/25 at 100.00 BBB+   3,752,318
1,500 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 0.000%, 1/01/32
No Opt. Call A-   1,101,735
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2013A, 5.000%, 10/01/43
10/23 at 100.00 AA   3,007,770
2,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2016A, 5.000%, 10/01/46, (UB)
(6)
10/26 at 100.00 AA   2,066,380
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 A2  (4) 3,051,660
2,000 South Fulton Municipal Regional Water and Sewer Authority, Georgia,
Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/30
1/24 at 100.00 AA   2,028,600
Total Georgia 156,349,177
Guam - 0.2% (0.1% of Total Investments)
Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D:
195 5.000%, 11/15/33 11/25 at 100.00 BB   198,409
1,805 5.000%, 11/15/39 11/25 at 100.00 BB   1,806,209

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
$ 1,310 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded
7/01/23)
7/23 at 100.00 Baa2  (4) $ 1,314,467
1,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 BBB   1,033,040
Total Guam 4,352,125
Hawaii - 0.2% (0.2% of Total Investments)
3,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1   3,004,500
1,175 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
7/23 at 100.00 BB   1,177,902
2,320 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 A1   2,350,299
Total Hawaii 6,532,701
Idaho - 0.1% (0.0% of Total Investments)
1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+   1,182,591
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
5/23 at 100.00 A3   595,345
Total Idaho 1,777,936
Illinois - 22.5% (13.8% of Total Investments)
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A   57,827,000
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 BB+   2,281,023
15,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
5/23 at 100.00 Ba2   15,536,890
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42,
144A
12/27 at 100.00 BB+   9,146,592
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A:
1,800 7.000%, 12/01/26 12/25 at 100.00 BB+   1,937,772
51,780 7.000%, 12/01/44 12/25 at 100.00 BB+   54,598,903
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   1,403,205
6,210 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   6,735,180
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call BB+   393,134
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1:
1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call BB+   1,498,276
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB+   841,260
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call BB+   1,307,759
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call BB+   2,174,657
8,565 0.000%, 12/01/31 - NPFG Insured No Opt. Call BB+   6,055,112

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 A+   $ 2,519,740
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755 0.000%, 1/01/29 - NPFG Insured No Opt. Call Baa2   20,607,348
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call Baa2   5,561,831
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call Baa2   9,199,746
Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B:
670 5.500%, 1/01/31 1/25 at 100.00 Baa3   687,299
1,000 5.500%, 1/01/33 1/25 at 100.00 Baa3   1,024,800
2,695 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.000%, 1/01/35
1/24 at 100.00 Baa3   2,702,384
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB   14,063,457
2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 5.500%, 1/01/40
1/25 at 100.00 Baa3   2,036,400
Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115 5.500%, 1/01/35 1/25 at 100.00 Baa3   10,348,050
5,890 5.500%, 1/01/42 1/25 at 100.00 Baa3   5,983,003
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470 5.000%, 1/01/24 No Opt. Call BBB   3,499,807
350 5.000%, 1/01/29 1/26 at 100.00 BBB   359,510
765 5.000%, 1/01/35 1/26 at 100.00 BBB   781,233
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%,
1/01/30
No Opt. Call A1   1,258,183
Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000 5.500%, 1/01/35 1/25 at 100.00 BBB   1,020,910
9,800 5.500%, 1/01/39 1/25 at 100.00 BBB   9,956,506
10,125 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB) (6)
1/29 at 100.00 BBB   10,111,331
405 DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project,
Green Series 2020, 3.000%, 5/15/47
5/30 at 100.00 A1   297,485
2,350 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2018A, 4.000%, 12/01/43
6/28 at 100.00 Aa2   2,342,809
8,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 A   7,501,440
800 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic
Charter Schools Belmont School Project, Series 2015A, 5.500%,
12/01/30, 144A
12/25 at 100.00 N/R   819,056
2,675 Illinois Finance Authority, Revenue Bonds, Columbia College Chicago,
Series 2015A, 5.000%, 12/01/37
12/25 at 100.00 BBB+   2,724,514
4,470 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 A3   4,518,455
Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A:
415 5.500%, 7/01/28 7/23 at 100.00 A   416,449
905 6.000%, 7/01/43 7/23 at 100.00 A   908,855
4,425 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 A3   4,433,275
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A:
2,700 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R  (4) 2,837,646

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 300 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA-   $ 310,110
Illinois State, General Obligation Bonds, April Series 2014:
6,165 5.000%, 4/01/38 4/24 at 100.00 Baa1   6,205,257
5,000 5.000%, 4/01/39 4/24 at 100.00 Baa1   5,027,150
Illinois State, General Obligation Bonds, February Series 2014:
4,100 5.250%, 2/01/31 2/24 at 100.00 Baa1   4,150,389
2,200 5.250%, 2/01/32 2/24 at 100.00 Baa1   2,226,488
2,435 5.250%, 2/01/33 2/24 at 100.00 Baa1   2,463,489
6,000 5.000%, 2/01/39 2/24 at 100.00 Baa1   6,027,000
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 Baa1   1,955,146
7,605 Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47, (UB) (WI/DD, Settling 5/10/23)
5/32 at 100.00 BBB+   8,325,422
Illinois State, General Obligation Bonds, November Series 2016:
3,100 5.000%, 11/01/35 11/26 at 100.00 Baa1   3,206,857
3,000 5.000%, 11/01/37 11/26 at 100.00 Baa1   3,080,550
2,400 5.000%, 11/01/40 11/26 at 100.00 Baa1   2,447,952
5,795 Illinois State, General Obligation Bonds, November Series 2017C,
5.000%, 11/01/29
11/27 at 100.00 BBB+   6,205,112
3,800 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27 (6)
No Opt. Call BBB+   4,075,386
20,830 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27, (UB) (6)
No Opt. Call BBB+   22,339,550
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call Baa1   5,298,350
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call Baa1   5,650,135
27,215 Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38 7/23 at 100.00 BBB+   27,324,676
7,250 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38
5/23 at 100.00 AA-   7,256,162
2,755 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 AA-   2,822,332
560 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052, 5.791%, 1/01/38, 144A, (IF)
1/23 at 100.00 AA-   561,921
2,500 Kane & DeKalb Counties Community Unit School District 301, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 12/01/23 - NPFG
Insured
No Opt. Call Aa2   2,442,475
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BBB   5,422,032
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
10,000 4.000%, 6/15/50 12/29 at 100.00 BBB   8,697,600
13,000 5.000%, 6/15/50 12/29 at 100.00 BBB   13,145,210
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A:
23,110 0.000%, 12/15/52 No Opt. Call BBB   5,114,705
2,455 5.000%, 6/15/53 12/25 at 100.00 BBB   2,464,575
1,945 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   1,957,934
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call BBB   1,571,120

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/43 - AGM Insured
No Opt. Call BBB   $ 17,918,100
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A:
2,680 5.500%, 6/15/29 - NPFG Insured No Opt. Call Baa2   2,834,395
145 5.500%, 6/15/29, (Pre-refunded 6/15/25) - NPFG Insured, (ETM) No Opt. Call Baa2  (4) 150,520
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call Baa2   6,364,764
7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call Baa2   5,375,221
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call Baa2   282,024
12,500 0.000%, 6/15/35 - NPFG Insured No Opt. Call Baa2   7,620,750
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call Baa2   6,285,129
11,505 0.000%, 12/15/36 - NPFG Insured No Opt. Call Baa2   6,415,533
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call Baa2   32,669,000
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call Baa2   17,375,151
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call Baa2   1,606,556
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization
Bonds, Series 2018A:
6,935 5.000%, 1/01/37 1/28 at 100.00 AA-   7,338,894
4,755 5.000%, 1/01/40 1/28 at 100.00 AA-   4,994,462
4,005 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series
2012, 5.750%, 8/01/42, (AMT)
5/23 at 100.00 B1   4,022,942
1,580 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/32
10/23 at 100.00 A-   1,601,678
11,350 Will County Community High School District 210 Lincoln-Way, Illinois,
General Obligation Bonds, Series 2006, 0.000%, 1/01/24 - AGM
Insured
No Opt. Call A1   11,057,851
Total Illinois 591,946,340
Indiana - 2.6% (1.6% of Total Investments)
Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds,
Series 2005:
1,950 0.000%, 2/01/24 No Opt. Call Aa3   1,894,425
2,705 0.000%, 2/01/25 No Opt. Call Aa3   2,534,747
4,400 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2   4,292,156
2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,728,480
1,230 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
5/23 at 100.00 B1   1,235,523
9,300 Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital
Project, Series 2014A, 5.000%, 10/01/44, (Pre-refunded 10/01/23)
10/23 at 100.00 N/R  (4) 9,365,751
Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges
East End Crossing Project, Series 2013A:
1,500 5.000%, 7/01/35, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 1,503,780
5,380 5.000%, 7/01/44, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 5,393,558
5,100 5.000%, 7/01/48, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 5,112,852
5,370 5.250%, 1/01/51, (Pre-refunded 7/01/23), (AMT) 7/23 at 100.00 N/R  (4) 5,385,680

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana (continued)
$ 13,000 Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy
Group Project, First Lien Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 AA-   $ 13,209,560
4,375 Indianapolis Local Public Improvement Bond Bank, Indiana, Community
Justice Campus Bonds, Courthouse & Jail Project, Series 2019A,
3.840%, 2/01/54
2/29 at 100.00 Aa1   4,118,319
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series
1999E, 0.000%, 2/01/26 - AMBAC Insured
No Opt. Call AA-   9,174,600
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 N/R   864,190
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,262,837
1,230 Valparaiso, Indiana, Exempt Facilitiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   1,254,170
Total Indiana 68,330,628
Iowa - 1.1% (0.7% of Total Investments)
5,750 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/23 at 100.00 BB+   5,545,645
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   21,396,496
1,900 Iowa Higher Education Loan Authority, Private College Facility Revenue
Bonds, Upper Iowa University Project, Series 2012, 5.000%, 9/01/43,
(Pre-refunded 9/01/23)
9/23 at 100.00 N/R  (4) 1,911,229
Total Iowa 28,853,370
Kansas - 0.6% (0.3% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 BB-   1,991,592
3,565 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
5/23 at 100.00 N/R   1,581,969
10,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A, 5.000%,
3/01/47
3/27 at 100.00 AA-   10,249,800
1,130 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 A1   1,166,002
Total Kansas 14,989,363
Kentucky - 1.2% (0.8% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016:
5,000 5.375%, 2/01/36 2/26 at 100.00 BBB-   5,170,350
435 5.500%, 2/01/44 2/26 at 100.00 BBB-   444,183
1,000 Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial
Hospital Project, Series 2013, 5.700%, 8/01/39, (Pre-refunded
8/01/23) - AGM Insured
8/23 at 100.00 A1  (4) 1,005,690
2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 N/R   2,183,674
Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015:
500 5.750%, 11/15/45 11/25 at 100.00 N/R   427,130
2,250 5.750%, 11/15/50 11/25 at 100.00 N/R   1,877,693

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
$ 6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 Baa1   $ 6,198,000
7,070 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   6,997,674
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C:
1,335 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2   1,513,716
2,295 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2   2,606,753
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, First Tier Series 2013A:
3,080 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 3,089,425
615 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2  (4) 617,109
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A,
4.000%, 10/01/29
5/23 at 100.00 AA-   215,176
Total Kentucky 32,346,573
Louisiana - 2.3% (1.4% of Total Investments)
500 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 N/R   483,970
6,125 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   6,137,985
Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Refunding Series
2015A:
1,450 5.000%, 7/01/39 7/25 at 100.00 A   1,471,257
10 5.000%, 7/01/39, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 10,463
1,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A,
5.000%, 7/01/47
7/27 at 100.00 A   1,016,290
1,000 Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident
Group-Flagship Properties LLC - Louisiana State University Nicolson
Gateway Project, Series 2016A, 5.000%, 7/01/56
7/26 at 100.00 A3   1,006,600
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017:
5,000 5.000%, 5/15/42 5/27 at 100.00 A3   5,122,400
3,730 5.000%, 5/15/46 5/27 at 100.00 A3   3,802,586
18,730 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3   17,700,974
3,305 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC
Project, Series 2008, 4.250%, 12/01/38
5/23 at 100.00 BBB+   3,165,364
1,910 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles
Charter Academy Foundation Project, Series 2011A, 7.750%,
12/15/31
5/23 at 100.00 N/R   1,913,686
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017:
1,775 0.000%, 10/01/36 (8) 10/33 at 100.00 BBB   1,847,047
3,000 5.250%, 10/01/46 10/33 at 100.00 BBB   2,982,570
7,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 A3   7,096,530

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A,
8.375%, 12/15/43
12/23 at 100.00 N/R   $ 1,068,289
1,000 Louisiana Stadium and Exposition District, Revenue Refunding Bonds,
Senior Lien Series 2013A, 5.000%, 7/01/36
7/23 at 100.00 A2   1,000,500
1,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48, (AMT)
1/27 at 100.00 A   1,014,730
2,560 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 A  (4) 2,610,253
Total Louisiana 59,451,494
Maine - 0.2% (0.1% of Total Investments)
4,965 Maine Health and Higher Educational Facilities Authority Revenue
Bonds, Eastern Maine Medical Center Obligated Group Issue, Series
2016A, 5.000%, 7/01/46
7/26 at 100.00 Ba1   4,606,775
Total Maine 4,606,775
Maryland - 0.4% (0.3% of Total Investments)
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (5)
5/23 at 100.00 N/R   1,200,000
7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3   7,239,600
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series
2015, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 Baa1  (4) 2,039,320
355 Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%,
7/01/46, 144A
1/26 at 100.00 N/R   356,629
Total Maryland 10,835,549
Massachusetts - 0.5% (0.3% of Total Investments)
525 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB   530,870
1,525 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 Baa2   1,448,338
1,800 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 Baa2   1,852,902
10,450 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue J, Series 2016, 3.500%, 7/01/33, (AMT)
7/24 at 100.00 A   10,030,223
Total Massachusetts 13,862,333
Michigan - 1.9% (1.2% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013:
750 6.000%, 10/01/33 10/23 at 100.00 N/R   717,525
1,250 6.000%, 10/01/43 10/23 at 100.00 N/R   1,139,112
13,835 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA   15,390,884
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
5/23 at 100.00 A2   5,005
3,000 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue
Bonds, Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A2   3,245,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
5/23 at 100.00 A2   $ 5,007
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
5/23 at 100.00 A1   10,014
20,460 Michigan Finance Authority, Hospital Revenue Bonds, Bronson
Healthcare Group, Inc., Refunding Series 2019A, 5.000%, 5/15/54
5/26 at 100.00 A2   20,487,826
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 A2   1,012,560
1,350 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB+   1,408,887
5,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 AA-   4,890,000
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37
5/23 at 100.00 A   2,001,620
Total Michigan 50,314,020
Minnesota - 0.8% (0.5% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 N/R   631,841
1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
5/23 at 102.00 BB+   1,508,610
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 N/R   739,984
3,435 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare
Health System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 A2   3,543,134
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A:
750 5.750%, 9/01/46 9/26 at 100.00 BB+   752,227
4,000 6.000%, 9/01/51 9/26 at 100.00 BB+   4,034,320
6,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group,
Refunding Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 A   6,217,320
4,055 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
5/23 at 100.00 N/R   4,055,852
Total Minnesota 21,483,288
Missouri - 1.5% (0.9% of Total Investments)
615 Branson Industrial Development Authority, Missouri, Tax Increment
Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding
Series 2017A, 3.900%, 11/01/29
11/25 at 100.00 N/R   568,186
895 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
5/23 at 103.00 BB-   923,005
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A,
5.000%, 3/01/36
3/27 at 100.00 BB-   56,281
10,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 A-   10,409,752

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
$ 135 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   $ 118,145
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 -
AMBAC Insured
No Opt. Call A2   10,168,595
650 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/40, 144A
2/28 at 100.00 N/R   515,275
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A:
945 5.125%, 6/01/25, 144A No Opt. Call N/R   929,540
3,810 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R   3,531,032
3,695 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R   3,388,980
Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A:
1,590 5.000%, 6/01/30 6/23 at 100.00 A1   1,593,053
2,700 5.000%, 6/01/33 6/23 at 100.00 A1   2,704,995
505 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, University of Central Missouri, Series
2013C-2, 5.000%, 10/01/34
10/23 at 100.00 A+   506,661
50 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
11/23 at 100.00 A2   49,356
Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016:
1,275 5.000%, 11/15/41 11/25 at 100.00 N/R   1,273,763
1,105 5.000%, 11/15/46 11/25 at 100.00 N/R   1,074,149
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%,
9/01/43
9/23 at 100.00 BB+   430,305
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
450 5.000%, 12/01/35 12/25 at 100.00 N/R   427,387
130 5.125%, 12/01/45 12/25 at 100.00 N/R   118,113
830 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%,
3/01/37
5/23 at 103.00 BB-   856,328
700 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark Village
Development Project, Series 2017A, 4.750%, 11/15/47
11/26 at 100.00 N/R   521,640
Total Missouri 40,164,541
Nebraska - 0.5% (0.3% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+   6,084,271
Douglas County Hospital Authority 2, Nebraska, Hospital Revenue
Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
1,930 5.000%, 5/15/27 5/24 at 100.00 A-   1,946,772
3,000 5.000%, 5/15/36 5/24 at 100.00 A-   3,013,080

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
$ 2,110 Douglas County Hospital Authority 3, Nebraska, Health Facilities
Revenue Bonds, Nebraska Methodist Health System, Refunding
Series 2015, 5.000%, 11/01/48
11/25 at 100.00 A   $ 2,132,809
Total Nebraska 13,176,932
Nevada - 0.4% (0.2% of Total Investments)
2,000 Clark County School District, Nevada, General Obligation Bonds,
Limited Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 A+   2,016,780
4,410 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A, 5.000%, 5/01/48
6/28 at 100.00 AA+   4,671,689
4,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 AA   4,079,280
Total Nevada 10,767,749
New Hampshire - 0.1% (0.1% of Total Investments)
2,995 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B   2,613,856
Total New Hampshire 2,613,856
New Jersey - 7.5% (4.6% of Total Investments)
255 Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series
2014A, 5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call N/R  (4) 257,193
1,100 New Jersey Economic Development Authority, Private Activity Bonds,
The Goethals Bridge Replacement Project, Series 2013, 5.125%,
7/01/42 - AGM Insured, (AMT)
1/24 at 100.00 A-   1,104,235
17,580 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31,
(Pre-refunded 12/15/26)
12/26 at 100.00 A-  (4) 19,343,274
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
755 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 A-  (4) 793,746
40 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 N/R  (4) 42,053
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA:
1,000 5.000%, 6/15/36 12/26 at 100.00 A-   1,050,110
10,000 5.000%, 6/15/41, (Pre-refunded 12/15/26) 12/26 at 100.00 A-  (4) 10,795,300
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD:
2,000 5.000%, 6/15/35, (Pre-refunded 6/15/27) 6/27 at 100.00 A-  (4) 2,203,660
2,175 5.000%, 6/15/42, (Pre-refunded 6/15/27) 6/27 at 100.00 A-  (4) 2,396,480
16,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 A-   16,822,240
New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999:
275 5.125%, 9/15/23, (AMT) 5/23 at 101.00 BB-   275,225
1,650 5.250%, 9/15/29, (AMT) 5/23 at 101.00 BB-   1,660,973
2,155 New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017, 5.000%, 10/01/37, (AMT)
10/27 at 100.00 Baa2   2,165,064
1,120 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB+  (4) 1,123,192

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 5,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 3.000%,
7/01/51
7/31 at 100.00 AA-   $ 3,781,700
405 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 -
AGM Insured
7/25 at 100.00 BB-   409,378
2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 A-   2,867,491
19,650 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 A-   21,047,901
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A:
3,130 0.000%, 12/15/28 No Opt. Call A-   2,587,133
3,000 0.000%, 12/15/31 No Opt. Call A-   2,212,680
12,715 0.000%, 12/15/33 No Opt. Call A-   8,633,612
610 0.000%, 12/15/34 No Opt. Call A-   395,140
2,480 0.000%, 12/15/40 No Opt. Call A-   1,101,442
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call A   6,882,800
20,000 0.000%, 12/15/36 - AMBAC Insured, (UB) (6) No Opt. Call A-   11,378,000
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call A-   11,704,420
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A-   7,101,300
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 A-   5,165,950
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 A-   6,408,780
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB) (6)
12/28 at 100.00 BBB+   16,312,050
6,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 A-   5,825,460
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+   1,643,185
20,755 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   20,669,490
Total New Jersey 196,160,657
New Mexico - 0.2% (0.1% of Total Investments)
4,185 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 5.000%,
8/01/44
8/29 at 100.00 Aa3   4,402,495
Total New Mexico 4,402,495
New York - 15.6% (9.6% of Total Investments)
Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
3,400 0.000%, 7/15/44 No Opt. Call Ba1   1,163,990
12,020 0.000%, 7/15/46 No Opt. Call Ba1   3,660,811
450 Buffalo and Erie County Industrial Land Development Corporation,
New York, Revenue Bonds, Catholic Health System, Inc. Project, Series
2015, 5.250%, 7/01/35
7/25 at 100.00 Caa2   391,171

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 BB-   $ 164,280
490 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   490,103
Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2015A:
2,950 5.000%, 7/01/50 7/25 at 100.00 BBB+   2,983,866
220 5.000%, 7/01/50, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R  (4) 229,957
15,270 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%,
12/01/46, 144A
12/26 at 100.00 BB-   14,185,219
5,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/48
3/32 at 100.00 AA+   4,893,950
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/40
2/30 at 100.00 Aa1   5,014,500
81,270 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%,
6/01/50, 144A
5/23 at 18.37 N/R   8,634,938
350 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A,
4.000%, 11/01/42
11/27 at 100.00 BB   262,829
3,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2014A, 5.000%, 9/01/39
9/24 at 100.00 A   3,039,840
6,280 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 BBB+   6,603,608
Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B:
4,210 5.000%, 11/15/34 11/26 at 100.00 BBB+   4,367,875
3,320 5.000%, 11/15/37 11/26 at 100.00 BBB+   3,409,673
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 BBB+   1,022,300
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 BBB+   5,350,700
2,500 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013A, 5.000%, 11/15/38
5/23 at 100.00 BBB+   2,504,700
2,775 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 BBB+   2,768,978
1,000 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, St. John Fisher College, Series 2011, 6.000%,
6/01/34
5/23 at 100.00 A-   1,002,150
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2019 Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 AA+   6,921,546
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series AA, 4.000%, 6/15/40
12/29 at 100.00 AA+   10,063,300
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 AA+   9,602,385

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,965 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series DD-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   $ 3,897,436
2,035 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+   2,038,459
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2020 Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 AA+   4,914,800
8,530 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2021 Series AA-1, 4.000%, 6/15/50
12/30 at 100.00 AA+   8,384,649
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal
2022 Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 AA+   9,812,100
5,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/43
7/28 at 100.00 AA   5,334,100
4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 AA   4,686,820
10,000 New York City, New York, Educational Construction Fund Revenue
Bonds, Series 2021B, 5.000%, 4/01/46
4/31 at 100.00 AA-   10,716,400
5,750 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 AA   6,156,352
1,500 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
C, 4.000%, 8/01/36
8/30 at 100.00 AA   1,554,375
2,860 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA   3,121,147
45,260 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   43,980,047
5,700 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   5,706,498
5,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A, 5.000%, 1/01/46
1/26 at 100.00 A-   5,130,900
8,265 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%,
3/15/47
9/30 at 100.00 Aa1   8,966,451
12,100 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 BBB-   10,262,615
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
24,150 5.000%, 7/01/46, (AMT) 7/24 at 100.00 Baa2   23,994,474
56,360 5.250%, 1/01/50, (AMT) 7/24 at 100.00 Baa2   56,428,196
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
2,100 5.000%, 8/01/26, (AMT) 5/23 at 100.00 B-   2,101,512
28,700 5.000%, 8/01/31, (AMT) 5/23 at 100.00 B-   28,735,014
4,175 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 B-   4,315,113

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 5,350 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2018, 5.000%, 1/01/31, (AMT)
1/28 at 100.00 BB+   $ 5,610,973
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020:
1,000 4.000%, 10/01/30, (AMT) No Opt. Call BB+   986,080
2,100 5.000%, 10/01/40, (AMT) 10/30 at 100.00 BB+   2,155,671
10,325 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 AA-   10,814,405
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,621,825
2,320 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2015B, 5.000%, 11/15/45
11/25 at 100.00 AA-   2,399,646
30,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 4.500%, 5/15/63, (UB) (6)
5/33 at 100.00 AA+   29,941,500
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   1,993,545
5,696 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2014A, 5.000%, 11/01/44
5/24 at 101.00 BBB-   5,637,328
Total New York 410,131,100
North Carolina - 0.4% (0.2% of Total Investments)
4,500 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A,
4.000%, 11/01/52
11/29 at 100.00 AA-   4,373,100
5,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 BBB   5,167,050
Total North Carolina 9,540,150
North Dakota - 2.0% (1.2% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021:
2,000 3.000%, 12/01/39 - AGM Insured 12/31 at 100.00 BBB-   1,669,720
1,075 4.000%, 12/01/46 12/31 at 100.00 BBB-   907,676
1,750 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 BBB-   1,298,430
1,425 4.000%, 12/01/51 12/31 at 100.00 BBB-   1,169,526
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C:
10,315 5.000%, 6/01/43 6/28 at 100.00 BB+   8,830,156
6,500 5.000%, 6/01/48 6/28 at 100.00 BB+   5,344,755
42,290 5.000%, 6/01/53 6/28 at 100.00 BB+   33,625,202
Total North Dakota 52,845,465
Ohio - 10.3% (6.3% of Total Investments)
725 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/40
6/31 at 100.00 BBB-   647,882
1,430 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 A-   1,458,786
2,420 Ashland County-West Holmes Joint Vocational School District, General
Obligation Bonds, Limited Tax School Facilities Construction &
Improvement Series 2022, 4.000%, 12/01/46
12/29 at 100.00 Aa2   2,366,518

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 28,980 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   $ 3,545,993
9,615 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   8,975,699
3,250 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2017, 5.000%, 12/01/37
12/27 at 100.00 A-   3,370,380
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2017, 5.000%, 11/01/54
11/27 at 100.00 AA   2,638,175
6,500 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B,
4.000%, 1/01/46
1/29 at 100.00 AA   6,378,970
3,000 Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities
Improvements, Series 2014A-1, 5.000%, 11/15/38, (Pre-refunded
11/15/23)
11/23 at 100.00 A1  (4) 3,029,460
1,565 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call A-   1,081,916
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2:
2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call A-   1,679,160
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call A-   4,967,848
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call A-   1,419,412
Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Series 2006:
4,310 0.000%, 12/01/27 - AGM Insured No Opt. Call AA   3,753,795
5,835 0.000%, 12/01/28 - AGM Insured No Opt. Call AA   4,935,943
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   491,000
860 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%,
6/01/28, 144A
No Opt. Call N/R   861,058
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield
Medical Center Project, Series 2013, 5.000%, 6/15/43
6/23 at 100.00 Ba3   2,144,856
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019:
1,010 5.000%, 12/01/34 12/29 at 100.00 BBB-   997,092
1,000 5.000%, 12/01/44 12/29 at 100.00 BBB-   951,910
4,780 5.000%, 12/01/51 12/29 at 100.00 BBB-   4,474,463
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40, (UB) (6)
5/25 at 100.00 Aa2   10,203,300
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group,
Series 2017OH, 5.000%, 12/01/46
6/27 at 100.00 AA-   1,767,212
12,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 AAA   12,802,200
1,540 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series
2014, 5.000%, 11/01/31, (Pre-refunded 11/01/24)
11/24 at 100.00 Aa2  (4) 1,584,521
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call Aa3   4,676,603

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 505 Lorain County Community College District, Ohio, General Receipts
Revenue Bonds, Refunding Series 2017, 5.000%, 12/01/34
6/27 at 100.00 Aa2   $ 536,931
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 Aa3   1,088,530
4,375 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2014, 5.000%, 9/01/33
9/24 at 100.00 Aa3   4,459,919
2,875 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/45
9/30 at 100.00 Aa3   2,810,744
4,500 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call A1   5,266,215
6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
5/23 at 100.00 Ba2   5,431,863
1,600 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 4.000%,
11/15/43
5/28 at 100.00 AA+   1,605,072
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   2,590,572
8,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (5)
No Opt. Call N/R   80
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R   10
Ohio Higher Educational Facility Commission, Higher Educational
Facility Revenue Bonds, John Carroll University 2022 Project, Series
2022:
1,250 4.000%, 10/01/42 10/31 at 100.00 Baa1   1,114,137
1,250 4.000%, 10/01/47 10/31 at 100.00 Baa1   1,069,450
725 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 Baa1   631,859
950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series
2001, 0.000%, 2/15/29 - NPFG Insured
No Opt. Call A   788,870
7,045 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 A   6,559,177
4,250 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 6/30/53,
(AMT)
6/25 at 100.00 A3   4,190,755
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-2:
5,000 0.000%, 2/15/37 No Opt. Call A+   2,874,400
11,260 0.000%, 2/15/38 No Opt. Call A+   6,104,834
5,000 0.000%, 2/15/40 No Opt. Call A+   2,412,100
15,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission, Infrastructure Projects, Junior Lien Series 2018A,
5.000%, 2/15/46
2/28 at 100.00 A+   15,842,550
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (5)
No Opt. Call N/R   30

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 27,880 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   $ 27,013,490
22,820 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   22,110,754
3,200 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019, 5.000%, 12/01/38
12/29 at 100.00 AAA   3,568,736
3,945 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021, 5.000%, 6/01/46
12/31 at 100.00 AAA   4,378,082
1,500 Ohio Water Development Authority, Water Pollution Control Loan
Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%,
12/01/46
12/31 at 100.00 AAA   1,664,670
3,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 AAA   3,807,265
1,250 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2019,
5.000%, 12/01/48
12/28 at 100.00 AA   1,327,525
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 Aa2   4,726,255
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City,
Ohio, Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 -
AGM Insured
12/25 at 100.00 AA   1,885,295
520 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R   399,157
395 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 N/R   364,707
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   789,75 0
1,900 Ross County, Ohio, Hospital Facilities Revenue Bonds, Adena Health
System Obligated Group Project, Refunding & Improvement Series
2019, 5.000%, 12/01/49
12/29 at 100.00 A-   1,936,746
4,000 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A,
4.000%, 1/15/55
1/28 at 100.00 Aa2   3,815,520
1,500 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call Aa3   1,789,335
750 Springboro, Ohio, General Obligation Bonds, Golf Course Limited Tax
Refunding Series 2022, 5.000%, 12/01/41
12/30 at 100.00 N/R   829,155
1,000 Summit County, Ohio, General Obligation Bonds, Various Purpose
Improvement Series 2022, 5.000%, 12/01/43
6/32 at 100.00 N/R   1,115,820
Toledo, Ohio, Sewerage System Revenue Bonds, Refunding Series
2013:
820 5.000%, 11/15/25 11/23 at 100.00 A+   827,872
605 5.000%, 11/15/26 11/23 at 100.00 A+   610,808
1,075 5.000%, 11/15/27 11/23 at 100.00 A+   1,085,320
695 5.000%, 11/15/28 11/23 at 100.00 A+   701,408
10,000 Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 AA-   10,520,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   $ 998,690
3,590 Upper Arlington, Ohio, Special Obligation Nontax Revenue Bonds,
Kingsdale Mixed-Use Development Series 2022A, 5.000%, 12/01/46
12/29 at 100.00 Aa1   3,804,933
1,100 Wadsworth City School District, Medina County, Ohio, General
Obligation Bonds, School Improvement Series 2021, 4.000%,
12/01/51
12/26 at 100.00 N/R   1,055,120
1,695 Wayne County Public Library, Ohio, Special Obligation, - Library
Facilities Notes, Series 2022, 5.000%, 12/01/47
12/29 at 100.00 N/R   1,829,363
2,450 Westerville City School District, Franklin and Delaware Counties, Ohio,
Certificates of Participation, School Facilities Project, Series 2018,
5.000%, 12/01/39
12/27 at 100.00 Aa2   2,607,486
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 AA+   5,720,050
Youngstown State University, Ohio, General Receipts Bonds, Series
2017:
1,555 5.000%, 12/15/29 12/26 at 100.00 A2   1,681,701
1,670 5.000%, 12/15/30 12/26 at 100.00 A2   1,805,454
Total Ohio 271,353,217
Oklahoma - 2.2% (1.4% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B:
12,690 5.250%, 8/15/43 8/28 at 100.00 BB-   12,081,007
9,715 5.250%, 8/15/48 8/28 at 100.00 BB-   9,001,336
18,235 5.500%, 8/15/52 8/28 at 100.00 BB-   17,156,947
16,570 5.500%, 8/15/57 8/28 at 100.00 BB-   15,300,904
1,550 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 N/R   1,510,134
2,055 Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2013A, 5.375%, 6/01/33, (Pre-refunded 6/01/23), (AMT)
6/23 at 100.00 A3  (4) 2,057,774
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   1,512,015
Total Oklahoma 58,620,117
Oregon - 0.3% (0.2% of Total Investments)
7,330 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 AA-   7,639,399
1,150 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round
Butte Project, Taxable Refunding Green Series 2019B, 5.000%,
11/01/36, 144A
5/29 at 100.00 A3   1,262,194
Total Oregon 8,901,593
Pennsylvania - 5.5% (3.4% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
5/23 at 100.00 B1   381,703
1,355 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project,
Series 2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3   1,327,656

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 11,700 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB-   $ 11,694,618
34,785 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R   348
2,030 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,506,605
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
16,975 5.000%, 11/01/47 11/27 at 100.00 B   9,930,375
6,695 5.000%, 11/01/50 11/27 at 100.00 B   3,808,116
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018:
4,000 5.000%, 6/01/32, (UB) (6) 6/28 at 100.00 A   4,343,040
2,260 5.000%, 6/01/33, (UB) (6) 6/28 at 100.00 A   2,450,360
2,405 5.000%, 6/01/34 (6) 6/28 at 100.00 A   2,599,540
1,275 5.000%, 6/01/34, (UB) (6) 6/28 at 100.00 A   1,378,135
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
1,030 5.000%, 1/01/38 1/25 at 100.00 BBB+   1,032,853
205 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 211,765
845 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R  (4) 872,885
15,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 4.000%,
2/15/47
2/27 at 100.00 A2   14,153,400
Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A:
8,710 4.000%, 4/01/39 4/30 at 100.00 A2   8,608,267
5,085 4.000%, 4/01/50 4/30 at 100.00 A2   4,732,050
5,000 5.000%, 4/01/50 4/30 at 100.00 A2   5,139,600
15,220 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A, 5.000%,
7/01/44, (UB) (6)
7/29 at 100.00 A2   15,625,461
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A:
6,190 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 6,413,954
3,535 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 N/R  (4) 3,662,897
2,205 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Series 2013A0 & AE2, 0.900%, 12/31/23
5/23 at 100.00 N/R   397,030
1,026 Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior
Lien Taxable Series 2013B, 0.900%, 12/31/23 , (cash 5.000%, PIK
5.000%)
No Opt. Call N/R   184,661
24,890 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (6)
12/32 at 100.00 A1   26,044,896
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding
Series 2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R   4,153,814
11,750 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (5)
9/25 at 100.00 N/R   3,760,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 130 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 Baa3   $ 130,255
1,000 Pennsylvania Public School Building Authority, Lease Revenue Bonds,
School District of Philadelphia, Series 2006B, 5.000%, 6/01/27 - AGM
Insured
No Opt. Call A1   1,086,700
3,530 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.000%, 12/01/30
12/27 at 100.00 A3   4,031,154
4,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Sciences in Philadelphia, Series
2017, 5.000%, 11/01/47
5/27 at 100.00 N/R   4,054,280
1,100 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BB+   1,085,348
Total Pennsylvania 144,801,766
Puerto Rico - 6.7% (4.1% of Total Investments)
75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
5/23 at 7.88 N/R   5,143,500
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R   368,829
1,000 FN HTA TRRB-2007N- 745190ZS0 ASSUR CUSTODIAL TR CTFS,
5.250%, 7/01/36
5/23 at 100.00 N/R   1,007,870
1,595 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%,
7/01/37, 144A
7/32 at 100.00 N/R   1,578,938
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
16,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   15,998,880
5,255 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   5,075,910
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B:
8,180 5.000%, 7/01/33, 144A 7/31 at 100.00 N/R   8,206,585
2,745 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R   2,717,358
5,785 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R   4,917,481
92 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   89,025
60 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022B, 0.000%, 7/01/32
No Opt. Call N/R   37,664
102 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   61,229
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,055 4.500%, 7/01/34 7/25 at 100.00 N/R   6,072,196
4,642 4.550%, 7/01/40 7/28 at 100.00 N/R   4,445,736
46,230 0.000%, 7/01/51 7/28 at 30.01 N/R   9,448,950
103,619 5.000%, 7/01/58 7/28 at 100.00 N/R   99,295,087
1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R   1,704,742
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 N/R   1,864,600
493 4.536%, 7/01/53 7/28 at 100.00 N/R   446,170

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 587 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 0.000%,
11/01/51
No Opt. Call N/R   $ 277,446
8,008 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 N/R   6,744,621
Total Puerto Rico 175,502,817
Rhode Island - 0.1% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/23 at 17.96 CCC-   3,561,854
Total Rhode Island 3,561,854
South Carolina - 3.2% (2.0% of Total Investments)
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2:
21,570 0.000%, 1/01/30 - AMBAC Insured No Opt. Call A-   17,394,911
5,560 0.000%, 1/01/31 - AGC Insured No Opt. Call A-   4,374,107
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985 5.000%, 5/01/43, (UB) 5/28 at 100.00 A3   10,224,241
8,560 5.000%, 5/01/48, (UB) 5/28 at 100.00 A3   8,697,131
10,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50
6/25 at 100.00 A-   10,047,600
7,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB) (6)
12/26 at 100.00 A-   7,581,150
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A:
5,970 4.000%, 12/01/43 6/32 at 100.00 A-   5,672,216
10,295 5.000%, 12/01/55 6/32 at 100.00 A-   10,467,030
9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 A-   9,223,113
Total South Carolina 83,681,499
South Dakota - 0.2% (0.1% of Total Investments)
4,455 South Dakota Health and Educational Facilities Authority, Revenue
Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 A+   4,514,608
Total South Dakota 4,514,608
Tennessee - 0.5% (0.3% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42,
144A
12/26 at 100.00 N/R   911,750
4,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1,
4.000%, 8/01/44
8/29 at 100.00 Baa1   3,765,080
2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 Baa2   2,402,041
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 A2   5,154,300
155 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/24
No Opt. Call Baa2   155,160
Total Tennessee 12,388,331

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 8.6% (5.3% of Total Investments)
Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Uplift Education, Series 2016A:
$ 165 5.000%, 12/01/36 12/26 at 100.00 BBB-   $ 167,533
130 5.000%, 12/01/46 12/26 at 100.00 BBB-   130,175
760 5.000%, 12/01/51 12/26 at 100.00 BBB-   753,897
870 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   899,615
730 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   754,535
Board of Managers, Joint Guadalupe County-Seguin City Hospital,
Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement
Series 2015:
3,135 5.250%, 12/01/35 12/25 at 100.00 BB   3,151,051
3,340 5.000%, 12/01/40 12/25 at 100.00 BB   3,193,040
980 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Area 1
Project, Series 2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   1,010,223
1,735 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II
Public Improvement District Neighborhood Improvement Areas 2-5
Major Improvement Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R   1,793,383
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A:
2,000 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 2,086,680
3,625 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 A-  (4) 3,782,107
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016:
515 6.250%, 9/01/35 9/23 at 103.00 N/R   532,042
490 6.500%, 9/01/46 9/23 at 103.00 N/R   506,160
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%,
5/01/38
5/23 at 100.00 Baa2   982,800
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
5/23 at 100.00 Baa2   146,795
2,335 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, First Tier Series 2013A, 5.125%, 10/01/43
10/23 at 100.00 BBB+   2,341,491
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2013B:
17,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 N/R  (4) 17,141,780
1,140 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Tender Option Bond Trust 2015-XF0228, 11.750%, 11/01/44,
(Pre-refunded 10/01/23), 144A, (IF) (6)
10/23 at 100.00 N/R  (4) 1,173,413
10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
5/23 at 100.00 B3   10,008,000
3,480 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA   3,548,834
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A:
295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 A1   124,558
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 A1   236,177
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 A1   379,830

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 A1   $ 718,720
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 A1   883,376
4,180 0.000%, 11/15/53 - AGM Insured 11/31 at 33.96 A1   922,317
6,170 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/37 - NPFG Insured
11/31 at 69.08 BB+   2,862,140
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 BB   2,237,672
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG
Insured
11/30 at 54.04 A1   15,512,715
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 BB-   1,998,740
235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   235,736
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%,
7/01/27, (AMT)
No Opt. Call B-   2,874,019
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Refunding Series
2020B-2, 5.000%, 7/15/27, (AMT)
No Opt. Call B-   3,788,925
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call A   23,530,229
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call A   3,862,000
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call A   4,279,302
6,000 Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG
Insured, (ETM)
No Opt. Call AA+  (4) 6,756,720
7,500 Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM
Insured, (ETM)
No Opt. Call A1  (4) 9,625,500
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 A-   740,930
2,750 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/40
5/25 at 100.00 A   2,823,260
2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call A   2,675,190
8,630 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31,
(AMT), 144A
5/23 at 104.00 BB-   8,432,718
15,329 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A 2045 2045 (5)
1/26 at 102.00 N/R   306,574
150 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (4) 158,928

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 825 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
(5)
7/25 at 100.00 Caa2   $ 701,250
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C:
6,330 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R  (4) 7,953,582
9,130 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R  (4) 11,943,501
North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I:
2,555 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 A1  (4) 2,687,860
7,000 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 A1  (4) 7,386,120
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call A1   8,626,600
4,880 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A1   4,969,499
5,345 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2017A, 5.000%, 1/01/43
1/28 at 100.00 A+   5,623,528
North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier, Series 2015A:
7,855 5.000%, 1/01/33 1/25 at 100.00 A2   8,118,221
2,205 5.000%, 1/01/34 1/25 at 100.00 A2   2,276,288
1,000 5.000%, 1/01/35 1/25 at 100.00 A2   1,030,750
2,345 5.000%, 1/01/38 1/25 at 100.00 A2   2,398,841
1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
2/24 at 100.00 Ba1   1,591,493
1,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%,
12/15/47 (5)
5/23 at 100.00 N/R   600,000
5 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48
9/27 at 100.00 AA+   4,984
1,090 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A-   1,138,941
2,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC
Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38, (AMT)
9/23 at 100.00 Baa2   2,019,060
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3   3,334,536
5,000 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/37
10/27 at 100.00 AAA   5,093,950
Total Texas 227,568,834
Utah - 0.1% (0.1% of Total Investments)
1,975 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39,
(AMT), 144A
12/27 at 100.00 N/R   1,974,664
1,755 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 4.000%, 7/01/51 - AGM Insured, (AMT)
7/31 at 100.00 A1   1,638,679
Total Utah 3,613,343

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 2.1% (1.3% of Total Investments)
$ 12,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
(6)
7/26 at 100.00 BBB   $ 12,212,160
22,405 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51,
(UB) (6)
7/26 at 100.00 BBB   22,801,120
540 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 N/R  (4) 564,797
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/23 at 100.00 B-   1,877,460
17,500 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/56, (AMT)
6/27 at 100.00 Baa3   17,274,075
Total Virginia 54,729,612
Washington - 3.9% (2.4% of Total Investments)
940 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 -
FGIC Insured
5/23 at 100.00 AA+   961,329
3,155 Skagit County Public Hospital District 1, Washington, Revenue Bonds,
Skagit Valley Hospital, Refunding & Improvement Series 2016,
5.000%, 12/01/27
12/26 at 100.00 Baa3   3,269,905
125 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
5/23 at 100.00 N/R   120,847
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015,
4.000%, 7/01/36
7/25 at 100.00 A3   5,986,822
10,420 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/45, (UB) (6)
8/25 at 100.00 A+   10,441,882
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 A+   10,003,665
1,760 Washington Health Care Facilities Authority, Revenue Bonds, Overlake
Hospital Medical Center, Series 2017A, 5.000%, 7/01/42
1/28 at 100.00 BBB+   1,780,170
10,785 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C, 5.000%, 10/01/44, (UB)
(6)
10/24 at 100.00 A+   10,687,935
21,320 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/38, (UB)
(6)
10/24 at 100.00 A   21,326,609
Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020:
2,000 4.000%, 9/01/45 9/30 at 100.00 A2   1,892,880
14,875 5.000%, 9/01/55, (UB) (6) 9/30 at 100.00 A2   15,446,646
8,200 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015B, 5.000%, 10/01/38
4/30 at 100.00 Aa2   8,895,114
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase:
9,435 4.000%, 7/01/43 7/31 at 100.00 BB+   8,399,226
1,675 3.000%, 7/01/48 7/31 at 100.00 BB+   1,157,877
1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call AA+   1,340,882
Total Washington 101,711,789

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia - 0.3% (0.2% of Total Investments)
$ 5,160 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A  (4) $ 5,168,566
3,500 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 AA-   3,505,425
Total West Virginia 8,673,991
Wisconsin - 2.9% (1.8% of Total Investments)
25 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37, 144A
6/24 at 100.00 N/R   23,948
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R   963,700
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
5,545 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   4,815,167
4,430 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   3,405,208
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
80 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,748
70 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,455
69 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,356
66 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,223
65 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,144
85 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,387
84 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   1,303
81 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   1,190
79 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   1,105
78 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   1,033
4,225 5.500%, 7/01/56, 144A (5) 3/28 at 100.00 N/R   2,370,178
86 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   1,082
84 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   1,000
81 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   929
80 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   857
79 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   798
76 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   736
75 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   686
73 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   640
72 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   593
78 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   593
935 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   6,479
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
69 0.000%, 1/01/46, 144A (5) No Opt. Call N/R   1,631
68 0.000%, 1/01/47, 144A (5) No Opt. Call N/R   1,497
68 0.000%, 1/01/48, 144A (5) No Opt. Call N/R   1,415
67 0.000%, 1/01/49, 144A (5) No Opt. Call N/R   1,331
67 0.000%, 1/01/50, 144A (5) No Opt. Call N/R   1,223
73 0.000%, 1/01/51, 144A (5) No Opt. Call N/R   1,275
1,874 1.000%, 7/01/51, 144A (5) 3/28 at 100.00 N/R   1,088,574
72 0.000%, 1/01/52, 144A (5) No Opt. Call N/R   1,182
71 0.000%, 1/01/53, 144A (5) No Opt. Call N/R   1,109
71 0.000%, 1/01/54, 144A (5) No Opt. Call N/R   1,041
70 0.000%, 1/01/55, 144A (5) No Opt. Call N/R   974
69 0.000%, 1/01/56, 144A (5) No Opt. Call N/R   917

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 68 0.000%, 1/01/57, 144A (5) No Opt. Call N/R   $ 861
67 0.000%, 1/01/58, 144A (5) No Opt. Call N/R   805
67 0.000%, 1/01/59, 144A (5) No Opt. Call N/R   763
67 0.000%, 1/01/60, 144A (5) No Opt. Call N/R   713
66 0.000%, 1/01/61, 144A (5) No Opt. Call N/R   664
65 0.000%, 1/01/62, 144A (5) No Opt. Call N/R   625
64 0.000%, 1/01/63, 144A (5) No Opt. Call N/R   586
64 0.000%, 1/01/64, 144A (5) No Opt. Call N/R   556
63 0.000%, 1/01/65, 144A (5) No Opt. Call N/R   519
62 0.000%, 1/01/66, 144A (5) No Opt. Call N/R   474
808 0.000%, 1/01/67, 144A (5) No Opt. Call N/R   5,601
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   1,052,760
1,690 Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream Meadowlands Project, Series
2017A, 3.125%, 8/01/27, 144A (5)
No Opt. Call N/R   1,290,738
1,350 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream Meadowlands Project, Series 2017,
7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   1,172,529
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 BBB   164,093
2,905 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western
California University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 BBB-   2,876,095
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 BBB-   981,150
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call A1   735,690
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012:
2,105 5.000%, 6/01/32 5/23 at 100.00 A3   2,105,274
2,500 5.000%, 6/01/39 5/23 at 100.00 A3   2,453,750
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series
2016A:
12,650 5.000%, 11/15/39 5/26 at 100.00 Aa2   13,048,096
13,080 4.000%, 11/15/46 5/26 at 100.00 AA+   12,341,503
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014, 5.250%,
10/01/39
5/23 at 102.00 N/R   991,278
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A:
14,950 3.000%, 10/15/38 10/31 at 100.00 AA-   12,893,777
5,535 3.000%, 10/15/39 10/31 at 100.00 AA-   4,686,706
25 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%,
2/15/28, (Pre-refunded 8/15/25)
8/25 at 100.00 N/R  (4) 26,172
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, ProHealth Care, Inc. Obligated Group, Refunding
Series 2015, 5.000%, 8/15/39
8/24 at 100.00 A+   4,041,360
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014A:
1,415 5.000%, 7/01/27 7/24 at 100.00 A   1,444,418
1,310 5.000%, 7/01/29 7/24 at 100.00 A   1,338,086

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Refunding
Series 2013:
$ 85 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) $ 85,417
1,005 5.000%, 8/15/43, (Pre-refunded 8/15/23) 8/23 at 100.00 N/R  (4) 1,009,935
Total Wisconsin 77,458,701
Total Municipal Bonds (cost $4,108,449,125) 4,155,249,272
Shares Description (1) Value
X 117,347,934 COMMON STOCKS - 4.5% (2.8% of Total Investments)
X 117,347,934
Independent Power and Renewable Electricity Producers - 4.5% (2.8% of Total Investments)
1,512,547 Energy Harbor Corp (10),(11) $ 117,347,934
Total Independent Power and Renewable Electricity Producers 117,347,934
Total Common Stocks (cost $43,090,879) 117,347,934
Shares Description (1) Value
1,180,551 INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments)
X 1,180,551
6,266 BlackRock MuniHoldings Fund Inc $ 74,002
30,000 Invesco Municipal Opportunity Trust 286,800
43,020 Invesco Trust for Investment Grade Municipals 422,456
43,420 PIMCO Municipal Income Fund II 397,293
Total Investment Companies (cost $1,569,945) 1,180,551
Principal
Amount (000) Description (1)
Coupon
(12)
Reference
Rate (12) Spread (12) Maturity (13) Ratings (3) Value
73,149 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (12)
X 73,149
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 73 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(7),(14)
7.500% N/A N/A 12/31/23 N/R $ 73,149
Total Hotels, Restaurants & Leisure 73,149
Total Variable Rate Senior Loan Interests (cost $73,149) 73,149
Total Long-Term Investments (cost $4,153,183,098) 4,273,850,906
Borrowings - (2.5)% (15) (65,500,000)
Floating Rate Obligations - (13.3)% (349,316,000)
MFP Shares, Net - (24.3)%(16) (640,101,331)
VRDP Shares, Net- (25.6)%(17) (673,444,496)
Other Assets & Liabilities, Net -   3.4% 87,853,107
Net Assets Applicable to Common Shares - 100% $ 2,633,342,186
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Variable rate security. The rate shown is the coupon as of the end of the reporting period.

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NZF
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B,
3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32. Various funds and accounts managed by Nuveen, including the
Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15) Borrowings as a percentage of Total Investments is 1.5%.
(16) MFP Shares, Net as a percentage of Total Investments is 15.0%.
(17) VRDP Shares, Net as a percentage of Total Investments is 15.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Municipal High Income Opportunity
Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 160.0%   (100.0% of Total Investments)
X
1,913,010,441 MUNICIPAL BONDS - 155.0% (96.9% of Total Investments)
X 1,913,010,441
Alabama - 2.1% (1.3% of Total Investments)
$ 182 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project,
Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
5/23 at 100.00 N/R   $ 2
1,000 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series
2017A, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   700,000
213 Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste
Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable
Series 2017B, 6.750%, 9/01/37, 144A (4)
9/27 at 100.00 N/R   148,646
2,000 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R   2,017,500
785 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   864,152
10,765 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   10,931,427
5,000 Jefferson County, Alabama, Sewer Revenue Warrants, Capital
Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50
10/23 at 105.00 BB   5,163,750
1,000 Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien
Series 2013C, 6.500%, 10/01/38 - AGM Insured
10/23 at 105.00 BB+   1,031,490
250 MidCity Improvement District, Alabama, Special Assessment Revenue
Bonds, Series 2022, 4.750%, 11/01/49
11/32 at 100.00 N/R   196,098
1,985 Mobile County, Alabama, Limited Obligation Warrants, Gomesa
Projects, Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R   1,733,282
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
265 4.500%, 5/01/32, 144A 2021 2021 5/29 at 100.00 N/R   242,935
2,950 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   2,610,750
Total Alabama 25,640,032
Arizona - 4.0% (2.5% of Total Investments)
460 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, KIPP Nashville Project, Series 2022A, 5.000%,
7/01/62
7/30 at 100.00 BBB   443,122
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Christian University Project, Series 2019A:
400 5.500%, 10/01/40, 144A 10/26 at 103.00 N/R   384,388
800 5.625%, 10/01/49, 144A 10/26 at 103.00 N/R   749,400
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Ball Charter Schools Project, Series 2022, 4.000%, 7/01/51
7/31 at 100.00 BBB-   850,640
10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   7,327,200

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 10,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   $ 7,499,700
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   931,420
5,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus
Project, Series 2020A-2, 6.150%, 9/15/53, 144A
9/23 at 105.00 BB+   5,165,300
2,765 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group ? Falcon Properties LLC, Project, Senior
Series 2022A-1, 4.150%, 12/01/57, 144A
12/31 at 100.00 BB   2,117,133
2,590 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group ? Falcon Properties LLC, Project, Subordinate
Series 2022B, 5.750%, 12/15/57, 144A
12/31 at 100.00 N/R   2,082,930
1,000 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50,
144A
6/28 at 100.00 N/R   1,017,180
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   868,140
1,000 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 N/R   1,017,240
3,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020, 5.000%, 7/01/49, 144A
7/26 at 103.00 N/R   2,666,040
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245 5.250%, 7/01/36 7/26 at 100.00 BB-   244,767
400 5.375%, 7/01/46 7/26 at 100.00 BB-   380,324
475 5.500%, 7/01/51 7/26 at 100.00 BB-   451,440
1,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   1,000,490
2,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series
2014A, 9.000%, 2/01/44
2/24 at 100.00 N/R   2,052,480
330 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.000%, 6/15/35, 144A
6/28 at 100.00 N/R   320,635
100 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, The Paideia Academies Project, 2019,
5.125%, 7/01/39
7/25 at 100.00 N/R   93,870
7,500 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007,
5.500%, 12/01/37, 144A
No Opt. Call Ba3   8,133,000
2,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   1,414,480
2,000 Sierra Vista Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, AmeriSchools Academy Project, Series 2022,
6.000%, 6/15/57, 144A
6/29 at 103.00 N/R   1,921,460
Total Arizona 49,132,779

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.5% (0.3% of Total Investments)
$ 4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   $ 3,590,040
2,500 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%,
9/01/49, (AMT), 144A
9/27 at 103.00 BB-   2,332,675
Total Arkansas 5,922,715
California - 14.9% (9.3% of Total Investments)
16,390 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.450%, 10/01/52
- AGM Insured
10/37 at 100.00 BBB   8,220,241
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B:
4,000 5.300%, 10/01/47 10/37 at 100.00 A-   2,021,000
18,905 5.350%, 10/01/48 10/37 at 100.00 A-   9,496,171
4,585 5.375%, 10/01/49 10/37 at 100.00 A-   2,291,583
3,055 5.400%, 10/01/50 10/37 at 100.00 A-   1,520,076
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   2,316,300
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series
2021A-2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R   1,433,240
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R   768,240
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R   2,063,700
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   829,460
5,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R   3,713,400
3,335 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R   2,228,547
3,590 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R   2,693,326
500 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R   328,895
2,250 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   2,116,373
10,450 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 AA-   10,194,184
7,500 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47, (UB)
(5)
8/27 at 100.00 Baa2   7,645,875
5,000 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB)
11/27 at 100.00 AA-   4,901,700

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,020 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R   $ 1,025,212
500 California Municipal Finance Authority, Revenue Bonds, California
Baptist University, Series 2016A, 5.000%, 11/01/36, 144A
11/26 at 100.00 N/R   504,945
7,430 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017B, 4.000%, 7/01/42, (UB) (5)
7/27 at 100.00 BBB-   6,855,438
10,925 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT), (UB) (5)
6/28 at 100.00 BBB-   9,749,907
2,165 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R   2,213,388
1,130 California Municipal Financing Authority, Certificates of Participation,
Palomar Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 BBB-   1,204,173
400 California Pollution Contol Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services Southern California, LLC
Project, Subordinate Series 2017, 8.000%, 12/01/27, (AMT), 144A (4)
No Opt. Call N/R   24,000
1,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   802,990
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R   962,890
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series
2021A, 4.000%, 6/01/61, 144A
6/31 at 100.00 N/R   677,680
2,000 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Why Not? Academy ? Obligated Group, Series
2021A, 4.000%, 6/01/61, 144A
6/27 at 100.00 N/R   1,385,620
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   742,670
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800 5.250%, 12/01/44 12/24 at 100.00 BB   801,168
1,000 5.500%, 12/01/54 12/24 at 100.00 BB   998,390
6,940 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB   6,654,280
500 California Statewide Communities Development Authority, Revenue
Bonds, Lancer Educational Student Housing Project, Refunding Series
2016A, 5.000%, 6/01/46, 144A
6/26 at 100.00 N/R   470,000
785 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
5/23 at 100.00 N/R   765,901
995 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/51
9/31 at 100.00 N/R   807,184
24 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A, 5.500%,
7/01/39 (4),(6)
1/22 at 100.00 N/R   24,163
1,300 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R   1,018,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 990 CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R   $ 763,765
3,750 CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R   2,499,562
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R   1,599,220
300 Corona, California, Special Tax Bonds, Community Facilities District
2018-2 Sierra Bella, Series 2022A, 5.000%, 9/01/42
9/29 at 103.00 N/R   307,131
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine
Lien Series 2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R   762,540
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien
Series 2021A, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   1,626,820
25,385 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 N/R   18,940,256
3,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Dublin Mezzanine Lien Series 2021B,
4.000%, 2/01/57, 144A
2/32 at 100.00 N/R   2,135,760
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Dublin Social Senior Lien Series 2021A-2,
3.000%, 2/01/57, 144A
2/32 at 100.00 N/R   1,661,575
995 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-1, 3.400%, 10/01/46, 144A
10/31 at 100.00 N/R   767,573
1,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Moda at Monrovia Station, Social Series
2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 N/R   716,190
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Series
2021B, 4.000%, 7/01/58, 144A
7/32 at 100.00 N/R   1,392,400
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Orange City Portfolio, Mezzanine Lien
Series 2021B, 4.000%, 3/01/57, 144A
3/32 at 100.00 N/R   1,423,640
4,250 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine
Senior Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R   3,070,583
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R   1,386,980
535 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Westgate Phase 1-Pasadena Apartments,
Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R   352,356
5,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   3,746,750
2,145 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021B, 4.000%, 12/01/59
6/32 at 100.00 N/R   1,382,603
3,430 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien Series
2021A-1, 3.000%, 12/01/49
6/32 at 100.00 N/R   2,297,208

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,720 Daly City Housing Development Finance Agency, California, Mobile
Home Park Revenue Bonds, Franciscan Mobile Home Park Project,
Refunding Third Tier Series 2007C, 6.500%, 12/15/47
5/23 at 100.00 N/R   $ 1,713,550
2,000 Daly City Housing Development Finance Agency, California, Mobile
Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding
Series 2007A, 5.000%, 12/15/37
5/23 at 100.00 A+   2,001,080
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A:
1,100 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 N/R  (7) 1,151,986
900 5.000%, 6/01/40, (Pre-refunded 6/01/25), (UB) 6/25 at 100.00 A+  (7) 942,534
77,855 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-
2, 0.000%, 6/01/66
12/31 at 27.75 N/R   8,634,898
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust
2015-XF1038:
860 17.578%, 6/01/45, 144A, (IF) (5) 6/25 at 100.00 A+   1,022,488
390 Lee Lake Public Financing Authority, California, Junior Lien Revenue
Bonds, Series 2013B, 5.250%, 9/01/32
9/23 at 100.00 N/R   392,363
1,000 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series
2022, 5.000%, 9/01/52
9/29 at 103.00 N/R   1,008,320
535 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6,
Series 2021, 4.000%, 9/01/50
9/28 at 103.00 N/R   473,577
Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100:
750 7.793%, 12/01/30 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA   1,189,012
2,015 13.187%, 12/01/33 - AMBAC Insured, 144A, (IF) (5) No Opt. Call AA   3,670,484
4,095 San Francisco City and County Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Mission Bay South
Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31,
144A
5/23 at 67.47 N/R   2,768,302
1,500 San Francisco City and County, California, Special Tax Bonds,
Community Facilities District 2016-1 Treasure Island Improvement
Area 1, Series 2021, 4.000%, 9/01/51
9/27 at 103.00 N/R   1,295,730
960 Santa Margarita Water District, California, Special Tax Bonds,
Community Facilities District 2013-1 Village of Sendero, Series 2013,
5.625%, 9/01/43
9/23 at 100.00 N/R   963,888
1,055 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47,
144A
9/27 at 100.00 N/R   1,116,021
5,000 University of California Regents, Medical Center Pooled Revenue
Bonds, Series 2022P, 4.000%, 5/15/53, (UB) (5)
5/32 at 100.00 AA-   4,756,000
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 11.760%, 5/15/39, 144A, (IF) (5)
5/23 at 100.00 N/R   1,253,175
Total California 183,657,570
Colorado - 13.9% (8.7% of Total Investments)
490 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 2,
Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   379,899

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 856 Antelope Heights Metropolitan District, Colorado, Limited Tax General
Obligation Bonds, Junior Lien Series Series 2021B, 5.500%, 12/15/37
9/26 at 103.00 N/R   $ 765,795
1,089 Aspen Street Metropolitan District, Broomfield County and City,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
5.125%, 12/01/50
6/26 at 103.00 N/R   872,039
12,000 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   10,867,560
500 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2019B, 7.750%, 12/15/48
9/24 at 103.00 N/R   462,045
1,500 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,344,645
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   871,030
500 Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2022A, 4.750%,
12/01/52
12/26 at 103.00 N/R   395,480
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,510,100
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   777,060
740 Broomfield Village Metropolitan District 2, In the City and County of
Broomfield, Colorado, General Obligation Limited Tax and Revenue
Bonds,Series 2021A-2, 5.000%, 12/01/49, 144A
12/24 at 103.00 N/R   661,109
3,000 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/23 at 100.00 N/R   2,060,190
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R   504,720
460 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Subordinate Lien
Series 2016B, 8.000%, 6/15/37
5/23 at 102.00 N/R   441,692
600 Clear Creek Transit Metropolitan District 2, Adams County, Colorado,
Revenue Supported Limited Tax General Obligation Bonds, Series
2021A, 5.000%, 12/01/41
12/26 at 103.00 N/R   549,534
540 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy Project, Series
2008, 6.250%, 7/01/28
5/23 at 100.00 BB+   540,815
2,055 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Mountain Phoenix Community School, Series 2012,
7.000%, 10/01/42
5/23 at 100.00 N/R   2,057,055
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   83,204
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   75,498
560 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%,
7/01/44, 144A
7/24 at 100.00 BB   556,802

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 720 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/55, 144A
12/30 at 100.00 N/R   $ 612,223
2,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group, Series
2013, 8.000%, 8/01/43
2/24 at 100.00 N/R   2,524,525
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R   859,580
3,144 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   2,884,274
500 Conestoga Metropolitan District 2, Ault, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2021A-3, 5.250%, 12/01/51
9/26 at 103.00 N/R   441,560
500 Copperleaf Metropolitan District 3, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series 2021B,
5.500%, 12/15/36
9/26 at 103.00 N/R   447,260
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R   685,222
1,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A,
5.625%, 12/01/38
12/23 at 103.00 N/R   1,002,970
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   622,288
10,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A, 4.000%, 12/01/48, (AMT), (UB) (5)
12/28 at 100.00 A+   9,422,800
1,000 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 BB-   1,001,090
465 Dinosaur Ridge Metropolitan District, Golden, Jefferson County,
Colorado, Special Revenue Refunding and Improvement Bonds,
Series 2019A, 5.000%, 6/01/49
6/24 at 103.00 N/R   423,401
1,030 E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General
Obligation Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%,
12/01/51
6/26 at 103.00 N/R   848,184
2,000 Elbert and Highway 86 Commercial Metropolitan District, Elbert
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2021A, 5.000%, 12/01/51,
144A
6/26 at 103.00 N/R   1,675,840
1,000 Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds,
Series 2021, 4.000%, 12/01/38
9/26 at 103.00 N/R   819,640
4,150 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   4,188,221
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014:
1,000 5.750%, 12/01/30 12/24 at 100.00 N/R   983,100
2,080 6.000%, 12/01/38 12/24 at 100.00 N/R   1,955,658
1,000 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022,
6.000%, 12/01/52
9/27 at 103.00 N/R   919,300

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
$ 8,380 5.500%, 12/01/42 12/30 at 102.00 N/R   $ 8,270,809
1,000 5.750%, 12/01/52 12/30 at 102.00 N/R   976,330
2,260 Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Subordinate Series 2022B, 8.125%, 12/15/52
12/30 at 102.00 N/R   2,260,136
Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B:
3,000 6.000%, 12/01/52 9/27 at 103.00 N/R   2,922,900
1,000 8.500%, 12/15/52 9/27 at 103.00 N/R   985,400
3,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   2,581,650
500 Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.250%, 12/01/51, 144A
12/26 at 103.00 N/R   367,255
Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds, Series 2021:
500 4.500%, 12/01/41 12/26 at 103.00 N/R   406,490
500 4.750%, 12/01/51 12/26 at 103.00 N/R   385,020
Grandview Reserve Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Senior Bonds, Series 2022A and
Limited Tax General Obligation Subordinate Bonds, Series 2022B(3):
750 6.250%, 12/01/52 9/27 at 103.00 N/R   709,500
1,000 9.000%, 12/15/52 9/27 at 103.00 N/R   968,140
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%,
12/01/50
12/25 at 102.00 N/R   861,220
2,000 Heritage Todd Creek Metropolitan District, Colorado, General
Obligation Bonds Limited Tax, Refunding & Improvement Series
2015, 6.125%, 12/01/44
12/24 at 100.00 N/R   2,007,160
540 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021, 5.000%, 12/01/41
3/26 at 103.00 N/R   493,814
810 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   784,363
1,000 Johnstown Village Metropolitan District 2, Weld County, own of
Johnstown, Colorado, General Obligation Limited Tax Bonds, Series
2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   878,090
1,700 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   1,434,222
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   801,980
500 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/49
9/24 at 103.00 N/R   459,390
500 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   363,040

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 5,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   $ 4,994,000
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R   457,645
500 5.000%, 4/15/51 6/26 at 103.00 N/R   429,005
1,000 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   784,350
2,000 Murphy Creek Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2006, 6.125%,
12/01/35 (4)
5/23 at 100.00 N/R   2,000,000
500 Murphy Creek Metropolitan District 5 (In the City of Aurora, Arapahoe
County, Colorado), General Obligation Limited Tax Bonds, Series
2022A and Subordinate General Obligation Limited Tax Bonds, Series
2022B(3), 6.000%, 12/01/52
9/27 at 103.00 N/R   487,150
500 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate Series
2021B, 4.625%, 12/15/51 - AGM Insured
12/26 at 103.00 N/R   429,050
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   900,660
1,535 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%,
12/01/49
3/25 at 103.00 N/R   1,410,911
1,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   871,630
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
1,500 5.000%, 12/01/39 12/24 at 103.00 N/R   1,441,500
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R   4,529,900
500 Palisade Park West Metropolitan District, Broomfield County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax,
Series 2019A, 5.125%, 12/01/49
6/24 at 103.00 N/R   462,785
500 Parkdale Community Authority, Erie, Colorado, Limited Tax Supported
Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50
9/25 at 103.00 N/R   449,090
500 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/41, 144A
3/26 at 103.00 N/R   460,570
9,300 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2, 8.000%, 12/01/52
12/27 at 81.40 N/R   5,093,703
4,690 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   4,419,950
500 Prairie Corner Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2021, 4.875%, 12/01/51
12/26 at 103.00 N/R   391,745
1,000 Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 6.000%, 12/01/51, 144A
12/28 at 103.00 N/R   883,300
1,000 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R   570,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Raindance Metropolitan District 1, Acting by and through its Water
Activity Enterprise In the Town of Windsor, Weld County, Colorado,
Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%,
12/01/50
12/25 at 103.00 N/R   $ 451,700
1,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/51
10/26 at 102.00 N/R   702,980
2,000 Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado,
General Obligation Bonds, Limited Tax Series 2021-3, 5.375%,
12/01/51
12/26 at 103.00 N/R   1,692,160
1,000 Remuda Ranch Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.000%,
12/01/50
12/25 at 103.00 N/R   889,260
736 Reunion Metropolitan District, Acting By and Through its Water Activity
Enterprise,  Adams County, Colorado, Special Revenue Bonds, Series
2021, 3.625%, 12/01/44
6/26 at 103.00 N/R   542,147
500 Ritoro Metropolitan District In the Town of Elizabeth, Elbert County,
Colorado, Limited Tax , Convertible to Unlimited Tax, General
Obligation Bonds, Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   462,640
500 Riverdale Ranch Metropolitan District, Thornton City, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   454,375
570 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/51
6/26 at 103.00 N/R   489,260
1,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R   863,810
2,000 RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax
General Obligation Bonds, Series 2021, 5.250%, 12/01/51
12/26 at 103.00 N/R   1,684,920
2,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   1,978,880
Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021:
1,000 3.750%, 12/01/41 9/26 at 103.00 N/R   766,710
2,000 4.000%, 12/01/51 9/26 at 103.00 N/R   1,480,280
1,025 Silver Leaf Metropolitan District, Jefferson County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
6/26 at 103.00 N/R   874,520
1,000 South Aurora Regional Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2018, 6.250%, 12/01/57
12/23 at 103.00 N/R   951,000
5,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 N/R   5,067,550
2,790 Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020, 5.125%,
12/01/50
12/25 at 103.00 N/R   2,497,078
3,000 Stone Ridge Metropolitan District 2, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%,
12/01/31 (4)
5/23 at 100.00 N/R   480,000
685 Three Springs Metropolitan District 1, Durango, La Plata County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2020B, 7.125%, 12/15/50
12/25 at 103.00 N/R   617,425

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1:
$ 1,000 5.000%, 12/01/41 3/26 at 103.00 N/R   $ 897,100
3,000 5.000%, 12/01/51 3/26 at 103.00 N/R   2,415,480
1,000 Tree Farm Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2021, 4.750%, 12/01/50, 144A
12/26 at 103.00 N/R   856,320
1,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39
12/23 at 103.00 N/R   996,430
1,500 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   1,017,285
1,570 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   1,446,315
1,000 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   878,890
500 Village East Community Metropolitan District, Frederick, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.250%, 12/01/50
9/25 at 103.00 N/R   452,825
1,100 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Refunding & Improvement Series 2020, 5.000%, 12/01/40
12/25 at 103.00 N/R   1,060,796
3,000 Villages at Johnstown Metropolitan District 7, Johnstown, Colorado,
Limited Tax General Obligation Bonds, Series 2022A(3), 6.250%,
12/01/52
6/27 at 103.00 N/R   3,018,510
1,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022, 4.625%, 12/01/28
No Opt. Call N/R   923,060
750 Waterview II Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R   686,918
1,500 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R   1,410,735
1,000 Westgate Metropolitan District, Colorado Springs, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2022,
5.125%, 12/01/51
3/27 at 103.00 N/R   856,360
2,000 Westwood Metropolitan District, Thornton, Adams County, Colorado,
Limited Tax General Obligation Bonds, Senior Series 2021A, 4.000%,
12/01/51, 144A
9/26 at 103.00 N/R   1,468,220
2,390 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Convertible Capital Appreciation Series
2021A-2, 4.625%, 12/01/51, 144A
9/26 at 97.28 N/R   1,280,897
14,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   8,553,720
705 Windsor Highlands Metropolitan District 9, Windsor, Larimer County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/49
9/24 at 103.00 N/R   637,785
1,000 Winsome Metropolitan District No. 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A, 5.125%,
12/01/50, 144A
9/26 at 103.00 N/R   828,340
816 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R   773,168
Total Colorado 171,883,110

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut - 0.2% (0.1% of Total Investments)
$ 2,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Stamford Hospital, Forward Delivery Series 2022M, 4.000%,
7/01/41
7/32 at 100.00 BBB+   $ 1,896,260
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R   447,080
Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021:
110 4.000%, 4/01/41 4/30 at 100.00 N/R   90,252
410 4.000%, 4/01/51 4/30 at 100.00 N/R   310,374
Total Connecticut 2,743,966
Delaware - 0.2% (0.1% of Total Investments)
2,500 Delaware Economic Development Authority, Revenue Bonds, Odyssey
Charter School Inc. Project, Series 2015A, 7.000%, 9/01/45, 144A
3/25 at 100.00 N/R   2,572,950
Total Delaware 2,572,950
District of Columbia - 3.4% (2.1% of Total Investments)
30 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call BBB   30,651
1,998 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   1,665,533
1,800 District of Columbia, Tax Increment Revenue Bonds, Union Market
Infrastructure Project, Series 2021A, 4.250%, 6/01/46, 144A
6/28 at 100.00 N/R   1,146,960
250 District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue,
Series 2013A, 6.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 N/R  (7) 251,045
5,100 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series 2019B,
4.000%, 10/01/53 - AGM Insured, (UB) (5)
10/29 at 100.00 A1   4,894,725
4,750 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A,
4.000%, 10/01/52 - AGM Insured (5)
10/31 at 100.00 A1   4,575,627
30,640 Metropolitan Washington Airports Authority, District of Columbia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series 2022A,
4.000%, 10/01/52 - AGM Insured, (UB) (5)
10/31 at 100.00 A1   29,515,206
Total District of Columbia 42,079,747
Florida - 18.9% (11.8% of Total Investments)
350 Abbott Square Community Development District, Zephyrhills, Florida,
Special Assessment Revenue Bonds, 2022 Project Series 2022,
5.500%, 6/15/52
6/32 at 100.00 N/R   347,949
500 Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   385,015
1,645 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Refunding Series
2022A, 5.000%, 11/15/61, 144A
11/29 at 103.00 N/R   1,089,582
250 Alachua County Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Terraces at Bonita Springs Project, Taxable Refunding
Series 2022B, 6.500%, 11/15/33, 144A
No Opt. Call N/R   222,112
17,970 Alachua County Health Facilities Authority, Florida, Health Facilties
Revenue Bonds, Shands Teaching Hospital & Clinics, Inc. at the
University of Florida Project, Series 2019A, 4.000%, 12/01/49, (UB) (5)
12/29 at 100.00 A3   16,148,201

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,680 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, 2015 Assessment Project, Series 2015,
5.375%, 5/01/45
5/25 at 100.00 N/R   $ 1,681,596
2,245 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,785,089
500 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements Project,
Series 2021, 4.000%, 5/01/52, 144A
5/32 at 100.00 N/R   374,390
1,190 Avenir Community Development District, Palm Beach Gardens, Florida,
Special Assessment Bonds, Area 3 - Master Infrastructure Project,
Series 2023, 5.625%, 5/01/54
5/33 at 100.00 N/R   1,152,217
1,020 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2021 Project Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   794,988
1,100 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, 2022 Project Series 2022,
5.000%, 5/01/53
5/32 at 100.00 N/R   1,029,688
995 Babcock Ranch Community Independent Special District, Charlotte
County, Florida, Special Assessment Bonds, Series 2015, 5.250%,
11/01/46
11/25 at 100.00 N/R   988,473
1,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022, 4.125%, 11/01/51
11/32 at 100.00 N/R   797,190
905 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%,
11/01/33
No Opt. Call N/R   962,142
1,575 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43
5/23 at 100.00 N/R   1,575,283
500 Buckhead Trails Community Development District, Manatee County
Florida, Special Assessment Bonds, 2022 Project Series 2022, 5.750%,
5/01/52, 144A
5/37 at 100.00 N/R   493,745
Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
AcadeMir Charter Schools, Series 2021A:
285 4.000%, 7/01/41, 144A 7/31 at 100.00 Ba2   233,130
545 4.000%, 7/01/51, 144A 7/31 at 100.00 Ba2   405,382
445 4.000%, 7/01/56, 144A 7/31 at 100.00 Ba2   318,998
1,000 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Legends Academy, Series 2021A, 5.000%, 12/01/56, 144A
12/28 at 100.00 N/R   760,090
2,500 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
LLT  Academy South Bay Project, Series 2020A, 6.000%, 6/15/55,
144A
6/25 at 105.00 N/R   2,337,825
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
500 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   367,845
1,000 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R   737,310
1,000 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   722,490
4,000 Capital Trust Agency, Florida, Revenue Bonds, Educational Growth
Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%,
7/01/56, 144A
7/31 at 100.00 N/R   3,646,440
2,273 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
2018 1 (4)
6/28 at 100.00 N/R   295,466
830 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 N/R   775,021

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   $ 707,620
1,000 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm
Coast Project, Series 2017A, 7.000%, 10/01/49, 144A (4)
4/24 at 103.00 N/R   560,000
1,000 Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017, 5.875%, 8/01/52, 144A
8/24 at 103.00 N/R   704,400
955 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2014,
5.125%, 5/01/45
5/24 at 100.00 N/R   908,453
445 Celebration Pointe Community Development District 1, Alachua
County, Florida, Special Assessment Revenue Bonds, Series 2021,
4.000%, 5/01/53
5/31 at 100.00 N/R   336,349
1,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series 2019,
5.000%, 10/01/49, (AMT), 144A
10/27 at 100.00 N/R   970,750
1,000 Charlotte County Industrial Development Authority, Florida, Utility
System Revenue Bonds, Town & Country Utilities Project, Series
2021A, 4.000%, 10/01/51, (AMT), 144A
10/31 at 100.00 N/R   772,190
215 Coddington Community Development District, Manatee County,
Florida, Capital Improvement Revenue Bonds, Series 2022, 5.750%,
5/01/42, 144A
5/32 at 100.00 N/R   220,736
2,000 Collier County Industrial Development Authority, Florida, Continuing
Care Community Revenue Bonds, Arlington of Naples Project, Series
2014A, 0.000%, 5/15/35, 144A (4)
5/24 at 100.00 N/R   1,120,000
995 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50,
144A
11/29 at 100.00 N/R   997,587
1,000 Cross Creek North Community Development District, Clay County,
Florida, Special Assessment Bonds, Series 2022, 4.500%, 5/01/52
5/32 at 100.00 N/R   902,670
1,605 Cypress Mill Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020,
4.000%, 6/15/40
6/30 at 100.00 N/R   1,385,035
525 East Nassau Stewardship District, Florida, Special Assessment Revenue
Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   410,356
750 Eden Hills Community Development District, Lake Alfred, Florida,
Special Assessment Revenue Bonds, Series 2022, 4.125%, 5/01/52
5/32 at 100.00 N/R   603,878
1,245 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Creative Inspiration Journey School of St. Cloud,
Series 2021A, 5.000%, 6/15/41, 144A
6/29 at 102.00 N/R   1,084,258
1,850 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2014A, 6.500%, 7/01/44
7/24 at 100.00 N/R   1,862,524
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Elementary School Project,
Series 2017A, 5.750%, 7/01/44, 144A
7/27 at 100.00 N/R   941,650
2,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Dreamers Academy Project, Series 2022A, 6.000%,
1/15/57, 144A
1/28 at 101.00 N/R   1,504,240
565 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A, 5.000%, 7/15/46, 144A
7/26 at 100.00 N/R   528,874

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 5,855 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Imagine School at Broward Project, Series 2021A,
4.000%, 12/15/56, 144A
12/29 at 100.00 Baa3   $ 4,815,738
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014,
6.000%, 6/15/44, 144A
6/24 at 100.00 N/R   822,980
655 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A,
5.000%, 1/01/50, 144A
1/27 at 100.00 N/R   589,998
1,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2013A, 8.500%, 6/15/44, (Pre-refunded 6/15/23)
6/23 at 100.00 N/R  (7) 1,005,620
120 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C, 5.000%, 9/15/50, 144A
9/27 at 100.00 N/R   99,089
20,860 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   19,830,976
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
5,590 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   5,554,224
31,170 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   29,641,111
6,485 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   6,120,219
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   4,914,250
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   25,319,250
FRERC Community Development District, Ocoee, Florida, Special
Assessment Bonds, Series 2020:
2,750 5.375%, 11/01/40 11/29 at 100.00 N/R   2,663,650
2,000 5.500%, 11/01/50 11/29 at 100.00 N/R   1,902,220
1,000 Gracewater Sarasota Community Development District, Sarasota
County, Florida, Capital Improvement Revenue Bonds, Series 2021,
4.000%, 5/01/52, 144A
5/31 at 100.00 N/R   777,360
1,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement Bonds,
Assessment Area Two Project, Refunding Series 2014A-2, 6.500%,
5/01/39
5/24 at 100.00 N/R   1,013,920
200 Gulfstream Polo Community Development District, Palm Beach County,
Florida, Special Assessment Bonds, Phase 2 Project, Series 2019,
4.375%, 11/01/49
11/29 at 100.00 N/R   174,592
1,000 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area 3 Project, Series
2022, 5.000%, 5/01/52, 144A
5/32 at 100.00 N/R   927,020
1,865 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding Series
2014, 5.250%, 5/01/32
5/24 at 100.00 N/R   1,873,225
200 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019,
4.000%, 11/01/39
11/29 at 100.00 N/R   176,046

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023,
5.500%, 5/01/53
5/33 at 100.00 N/R   $ 999,960
265 Lakes of Sarasota Community Development District, Florida,
Improvement Revenue Bonds, Capital Phase 1 Project 2021A-1,
4.100%, 5/01/51
5/31 at 100.00 N/R   215,922
500 Lakes of Sarasota Community Development District, Florida,
Improvement Revenue Bonds, Capital Phase 1 Project 2021B-1,
4.300%, 5/01/51
5/31 at 100.00 N/R   421,385
610 Lakewood Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R   474,257
610 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Lakewood Centre North Project, Series 2015,
4.875%, 5/01/45
5/25 at 100.00 N/R   574,114
2,000 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.375%, 6/15/37
5/23 at 100.00 BB   1,938,860
1,630 Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%,
12/01/52, 144A
5/23 at 105.00 N/R   1,120,397
750 Leomas Landing Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021,
4.000%, 5/01/52
5/31 at 100.00 N/R   583,050
1,000 Magic Place Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%,
5/01/51
5/30 at 100.00 N/R   854,770
3,000 Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%,
9/01/45
9/25 at 100.00 AA-   3,078,570
750 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism Charter
School Project, Series 2017, 6.000%, 7/01/47, 144A
7/27 at 100.00 N/R   708,877
2,085 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.250%,
11/01/49
11/27 at 100.00 N/R   2,057,791
1,750 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A,
6.000%, 9/15/45, 144A
9/25 at 100.00 N/R   1,753,657
1,000 Miami-Dade County Industrual Development Authority, Florida,
Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48
1/28 at 100.00 BBB-   965,930
11,250 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (5)
10/32 at 100.00 A3   12,027,488
505 Mirada Community Development District, Pasco County, Florida, Bond
Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24
5/23 at 100.00 N/R   505,051
500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022, 5.750%, 5/01/53, 144A
5/32 at 100.00 N/R   504,125
400 North Park Isle Community Development District, Plant City, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series 2019,
4.750%, 5/01/50
5/29 at 100.00 N/R   357,532
930 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2015,
5.500%, 8/01/46
8/26 at 100.00 N/R   934,873

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,000 Northern Palm Beach County Improvement District, Florida, Water
Control and Improvement Bonds, Development Unit 53, Series 2021,
4.000%, 8/01/51
8/31 at 100.00 N/R   $ 792,130
9,305 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida Obligated
Group, Series 2019, 4.000%, 8/15/49, (UB) (5)
8/29 at 100.00 A1   8,512,493
250 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022, 5.000%,
11/01/52
11/32 at 100.00 BBB-   251,747
1,355 Palm Beach County, Florida, Revenue Bonds, Provident Group - LU
Properties LLC Lynn University Housing Project, Series 2021A,
5.000%, 6/01/57, 144A
6/31 at 100.00 N/R   1,166,167
500 Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project,
Series 2019A, 5.000%, 4/01/51, 144A
4/29 at 100.00 Ba1   450,100
250 Palm Coast Park Community Development District, Florida, Special
Assessment Revenue Bonds, Sawmill Branch Phase 2 Flager, Series
2022, 5.125%, 5/01/51
5/32 at 100.00 N/R   236,005
500 Portico Community Development District, Lee County, Florida,
Special  Assessment, Improvement Series 2020-2, 4.000%, 5/01/50
5/30 at 100.00 N/R   393,490
910 Rivers Edge II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   711,283
2,500 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016, 6.000%, 11/01/47
11/27 at 100.00 N/R   2,565,175
1,000 Saint Johns County Housing Authority, Florida, Multifamily Mortgage
Revenue Bonds, Victoria Crossing, Series 2021A, 3.920%, 4/01/59,
(Mandatory Put 4/01/39), 144A
11/31 at 100.00 N/R   712,950
Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021:
1,000 4.125%, 5/01/41, 144A 5/31 at 100.00 N/R   841,110
1,000 4.250%, 5/01/53, 144A 5/31 at 100.00 N/R   790,340
610 Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for Gifted
Learning, Series 2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1   461,331
500 Shingle Creek at Branson Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series 2021,
4.000%, 6/15/51
6/31 at 100.00 N/R   390,880
990 Shingle Creek Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%,
11/01/45
11/25 at 100.00 N/R   992,119
725 Southern Grove Community Develoment District 5, Port Saint Lucie,
Florida, Special Assessment Bonds, Community Infrastructure Series
2021, 4.000%, 5/01/48
5/31 at 100.00 N/R   578,557
615 Summit View Community Development District, Dade City, Florida,
Special Assessment Revenue Bonds, Series 2021B, 5.000%, 5/01/41
No Opt. Call N/R   551,612
1,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   926,870
2,300 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)
5/23 at 100.00 N/R   2,082,420
2,505 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)
5/23 at 100.00 N/R   25

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 1,230 Touchstone Community Development District, Hillsborough County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019,
4.000%, 12/15/40
12/29 at 100.00 N/R   $ 1,064,258
400 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   310,960
Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2:
1,000 5.000%, 5/01/37 5/28 at 100.00 A2   1,003,990
2,020 5.000%, 5/01/47 5/28 at 100.00 A2   1,932,049
1,645 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   1,696,604
3,325 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-2, 6.375%, 11/01/47
11/31 at 100.00 N/R   3,429,305
500 Two Lakes Community Development District, Hialeah, Florida, Special
Assessment Bonds, Expansion Area Project, Series 2019, 4.000%,
12/15/49
12/29 at 100.00 N/R   396,845
505 Union Park East Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 3 Series 2021,
4.000%, 5/01/51, 144A
5/31 at 100.00 N/R   396,274
1,000 V-Dana Community Development District, Lee County, Florida,Special
Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%,
5/01/52
5/31 at 100.00 N/R   786,750
1,000 Venetian Parc Community Development District, Miami-Dade County,
Florida, Special Assessment Bonds, Area One Project, Series 2013,
6.500%, 11/01/43
11/28 at 100.00 N/R   1,082,630
500 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022, 6.625%,
11/01/52
11/32 at 100.00 N/R   522,190
975 Waterset North Community Development District, Hillsborough County,
Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%,
11/01/45
11/24 at 100.00 N/R   976,414
500 Westside Haines City Community Development District, Florida, Special
Assessment Bonds, Area 1 Project, Series 2021, 4.000%, 5/01/52
5/31 at 100.00 N/R   388,990
Total Florida 232,641,387
Georgia - 0.2% (0.1% of Total Investments)
1,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series 2013A,
5.000%, 11/01/48
11/23 at 100.00 B   781,400
1,880 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%,
10/01/43
10/23 at 100.00 N/R   1,888,178
Total Georgia 2,669,578
Guam - 0.0% (0.0% of Total Investments)
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2013C:
160 6.375%, 10/01/43, (AMT) 10/23 at 100.00 Baa2   161,782
170 6.375%, 10/01/43, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2  (7) 171,894
Total Guam 333,676

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 0.2% (0.1% of Total Investments)
$ 2,000 Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023, 7.250%,
5/15/52, 144A
5/33 at 100.00 N/R   $ 1,983,140
Total Hawaii 1,983,140
Idaho - 0.6% (0.4% of Total Investments)
7,385 Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021, 5.250%, 5/15/51,
144A
5/26 at 102.00 N/R   5,511,942
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Doral Academy of Idaho, Series 2021A, 5.000%, 7/15/56,
144A
7/26 at 103.00 N/R   795,590
565 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%,
7/01/55, 144A
7/25 at 100.00 N/R   451,147
1,000 Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, Gem Prep Meridian South Charter School Project, Series 2021,
4.000%, 5/01/56, 144A
11/25 at 100.00 N/R   676,950
Total Idaho 7,435,629
Illinois - 18.0% (11.2% of Total Investments)
296 Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%,
1/01/24 2020 2020 (4)
5/23 at 100.00 N/R   289,806
10,670 Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46, (UB) (5)
4/27 at 100.00 A   11,218,438
1,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39
12/24 at 100.00 BB+   1,508,415
4,575 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/23 at 100.00 BB+   4,507,702
15,385 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB+   16,222,559
2,025 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB+   2,128,457
9,910 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB+   10,748,089
10,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/46 - BAM Insured, (UB) (5)
12/31 at 100.00 AA   10,610,200
1,065 Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th
and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29
5/23 at 100.00 N/R   1,065,166
1,754 Chicago, Illinois, Certificates of Participation, Tax Increment Allocation
Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%,
2/15/26 (4)
5/23 at 100.00 N/R   1,280,285
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A:
5,000 4.000%, 1/01/43, (UB) (5) 1/29 at 100.00 A+   4,802,200
5,000 5.000%, 1/01/48, (UB) (5) 1/29 at 100.00 A+   5,134,250
4,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2016D, 5.000%, 1/01/52, (UB) (5)
1/27 at 100.00 A+   4,114,640
4,000 Chicago, Illinois, General Obligation Bonds, Chicago Works Series
2023A, 5.500%, 1/01/43, (UB) (5)
1/30 at 100.00 Baa3   4,230,680
2,000 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/30
1/24 at 100.00 Baa3   2,011,700

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 9,400 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38, (UB) (5)
1/27 at 100.00 BBB   $ 10,011,094
1,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding
Series 2005D, 0.000%, 1/01/37, (UB) (5)
1/25 at 100.00 Baa3   1,020,620
130 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB   131,548
Chicago, Illinois, General Obligation Bonds, Series 2019A:
11,000 5.000%, 1/01/44, (UB) (5) 1/29 at 100.00 BBB   10,985,150
8,000 5.500%, 1/01/49, (UB) (5) 1/29 at 100.00 BBB   8,338,560
1,500 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 0.000%, 1/01/42, (UB) (5)
1/25 at 100.00 Baa3   1,523,685
5,000 Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series
2016A, 6.375%, 11/01/46, 144A (4)
11/26 at 100.00 N/R   3,180,350
Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion
AIM Project, Series 2021A:
1,000 5.000%, 7/01/51, 144A 7/31 at 100.00 N/R   776,480
1,000 5.000%, 7/01/56, 144A 7/31 at 100.00 N/R   754,600
Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C:
10,655 4.000%, 2/15/41, (UB) 2/27 at 100.00 Aa2   10,536,836
25 4.000%, 2/15/41, (Pre-refunded 2/15/27), (UB) 2/27 at 100.00 N/R  (7) 26,109
495 4.000%, 2/15/41, (Pre-refunded 2/15/27), (UB) 2/27 at 100.00 N/R  (7) 516,953
1,000 Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A, 5.625%, 8/01/53, 144A
8/33 at 100.00 BB+   993,420
Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022:
550 5.000%, 3/01/36 9/32 at 100.00 BBB-   562,237
600 5.000%, 3/01/38 9/32 at 100.00 BBB-   602,028
700 5.000%, 3/01/40 9/32 at 100.00 BBB-   693,665
2,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series
2018B, 6.125%, 4/01/58, 144A
10/28 at 100.50 N/R   1,852,960
7,955 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (5)
3/32 at 100.00 Baa1   8,706,986
1,715 Illinois State, General Obligation Bonds, May Series 2020, 5.750%,
5/01/45
5/30 at 100.00 BBB+   1,879,005
Illinois State, General Obligation Bonds, November Series 2016:
1,000 5.000%, 11/01/35 11/26 at 100.00 Baa1   1,034,470
1,000 5.000%, 11/01/37 11/26 at 100.00 Baa1   1,026,850
5,000 Illinois State, General Obligation Bonds, October Series 2020C,
4.250%, 10/01/45
10/30 at 100.00 Baa1   4,842,100
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46, (UB) (5)
1/32 at 100.00 AA-   9,661,000
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A:
7,075 4.000%, 6/15/50 - BAM Insured 12/29 at 100.00 AA   6,344,860
12,215 5.000%, 6/15/50 12/29 at 100.00 BBB   12,351,442
4,695 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50
No Opt. Call BBB   1,160,604
5,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   5,033,250
35,635 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/54
No Opt. Call BBB   7,071,766

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 750 Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds,
Evans Road Series 2013B, 7.000%, 12/01/33
12/23 at 100.00 N/R   $ 750,862
17,750 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018C, 5.250%, 1/01/48, (UB) (5)
1/29 at 100.00 AA   18,755,715
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Tender Option Bond Trust Series 2022-XL0294:
9,875 5.000%, 1/01/36, (UB) (5) 1/29 at 100.00 AA   10,673,493
895 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
5/23 at 100.00 N/R   384,850
Total Illinois 222,056,135
Indiana - 1.9% (1.2% of Total Investments)
865 Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds,
Series 2004A, 6.650%, 7/15/24
5/23 at 100.00 N/R   869,013
9,000 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   8,939,520
1,000 Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health
Project, Tender Option Bond Trust 2016-XL0019, 7.404%, 4/01/30 -
AMBAC Insured, 144A, (IF) (5)
No Opt. Call AA   1,529,430
1,000 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45
12/25 at 100.00 BB-   1,031,080
7,725 Indiana Finance Authority, Educational Facilities Revenue Bonds,
University of Evansville Project, Series 2022A, 5.250%, 9/01/57, (UB)
(5)
9/32 at 100.00 BBB-   7,324,768
2,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
8/01/42, (AMT)
5/23 at 100.00 B1   2,008,980
810 Saint Joseph County, Indiana, Economic Development Revenue Bonds,
Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35
5/23 at 100.00 N/R   811,920
1,000 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
11/23 at 100.00 N/R   1,010,270
966 Terre Haute, Indiana, Economic Development Solid Waste Facility
Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A,
7.250%, 12/01/28, (AMT) 2017 1 (4)
No Opt. Call N/R   10
Total Indiana 23,524,991
Iowa - 1.4% (0.9% of Total Investments)
17,940 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50, (UB) (5)
12/29 at 103.00 BBB-   17,832,898
Total Iowa 17,832,898
Kansas - 0.1% (0.0% of Total Investments)
1,000 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.750%, 9/01/32
9/25 at 100.00 N/R   939,380
Total Kansas 939,380
Kentucky - 3.5% (2.2% of Total Investments)
1,385 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   1,228,176

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A:
$ 5,450 5.000%, 6/01/41 6/27 at 100.00 BBB-   $ 5,486,134
3,300 5.000%, 6/01/45 (5) 6/27 at 100.00 BBB-   3,307,326
12,665 5.000%, 6/01/45, (UB) (5) 6/27 at 100.00 BBB-   12,693,116
1,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Christian Care Communities,
Inc. Obligated Group, Series 2021, 5.125%, 7/01/55
7/29 at 102.00 N/R   770,630
16,800 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 Baa2   16,628,136
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   814,010
1,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 N/R   923,330
1,000 Union, Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022D, 5.750%, 12/01/52, 144A
12/32 at 100.00 N/R   925,310
Total Kentucky 42,776,168
Louisiana - 1.1% (0.7% of Total Investments)
1,875 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R   1,877,175
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R   417,645
1,405 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/51, 144A
6/31 at 100.00 N/R   1,117,804
500 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young
Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A
4/27 at 100.00 N/R   422,180
1,765 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
7/23 at 100.00 N/R   1,768,742
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore
Academy Project, Series 2021A:
250 5.000%, 6/01/41, 144A 6/31 at 100.00 N/R   187,857
250 5.000%, 6/01/51, 144A 6/31 at 100.00 N/R   170,918
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A:
500 6.250%, 6/01/52, 144A 6/31 at 100.00 N/R   477,460
1,000 6.375%, 6/01/62, 144A 6/31 at 100.00 N/R   944,600
200 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2022A, 6.500%, 6/01/62, 144A
6/31 at 100.00 N/R   197,194
1,410 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles
Charter Academy Foundation Project, Series 2011A, 7.750%,
12/15/31
5/23 at 100.00 N/R   1,412,721
2,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 5.250%, 10/01/33
No Opt. Call BBB   2,143,920
2,110 Louisiana Public Facilities Authority, Revenue Bonds, Southwest
Louisiana Charter Academy Foundation Project, Series 2013A,
8.125%, 12/15/33
12/23 at 100.00 N/R   2,126,795
2,000 Louisiana Public Facilities Authority, Solid Waste Disposal Facility
Revenue Bonds,  Lousiana Pellets Inc Project, Series 2015, 7.000%,
7/01/24, (AMT), 144A (4)
No Opt. Call N/R   20

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
$ 540 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   $ 583,994
Total Louisiana 13,849,025
Maryland - 0.8% (0.5% of Total Investments)
1,595 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/42
9/27 at 100.00 CCC+   1,537,117
4,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
5/23 at 100.00 N/R   2,400,000
2,500 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%,
12/01/31 (4)
5/23 at 100.00 N/R   1,500,000
1,000 Maryland Economic Development Corporation, Special Obligation
Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R   826,520
5,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn,
Series 2021, 2.750%, 6/01/51
6/31 at 100.00 A1   3,464,100
Total Maryland 9,727,737
Massachusetts - 1.1% (0.7% of Total Investments)
7,080 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2, 5.000%, 7/01/53, (UB) (5)
7/28 at 100.00 A3   7,280,293
5,735 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46, (AMT), (UB)
(5)
7/26 at 100.00 A   5,413,209
1,200 Massachusetts Educational Financing Authority, Education Loan
Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51,
(AMT)
7/31 at 100.00 BBB   829,176
Total Massachusetts 13,522,678
Michigan - 3.1% (2.0% of Total Investments)
1,740 Detroit, Wayne County, Michigan, General Obligation Bonds, Social
Series 2021A, 5.000%, 4/01/46
4/31 at 100.00 BB+   1,708,036
1,945 Michigan Finance Authority, Higher Education Limited Obligation
Revenue Bonds, Aquinas College Project, Refunding Series 2021,
5.000%, 5/01/36
5/31 at 100.00 N/R   1,756,491
6,480 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Series 2019A, 5.000%, 11/15/48, (UB) (5)
11/29 at 100.00 A   6,702,523
5,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2017A-MI, 4.000%, 12/01/40, (UB) (5)
12/27 at 100.00 AA-   4,900,800
1,000 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hanley International Academy, Inc. Project,
Refunding Series 2021, 5.000%, 9/01/40
8/31 at 100.00 BB   914,210
Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Hope Academy Project, Refunding Series 2021:
170 4.400%, 4/01/31, 144A 4/28 at 100.00 N/R   145,054
315 4.900%, 4/01/41, 144A 4/28 at 100.00 N/R   238,282
1,225 Michigan Finance AuthorIty, Public School Academy Limited Obligation
Revenue Bonds, Voyageur Academy Project, Refunding Series 2017.
Private Placement of 2017, 5.900%, 7/15/46, 144A
7/27 at 100.00 N/R   959,628
28,335 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.000%, 6/01/45
No Opt. Call BBB-   6,639,741

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
Michigan Housing Development Authority, Rental Housing Revenue
Bonds, Series 2015A:
$ 2,225 4.350%, 10/01/45, (UB) (5) 10/24 at 100.00 AA   $ 2,191,091
4,500 4.600%, 4/01/52, (UB) (5) 10/24 at 100.00 AA   4,500,000
1,410 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007,
6.500%, 12/01/37
5/23 at 100.00 N/R   1,408,576
1,000 Michigan Public Educational Facilities Authority, Limited Obligation
Revenue Bonds,  Chandler Park Academy Project, Series 2008,
6.500%, 11/01/35
5/23 at 100.00 BBB-   1,000,790
100,000 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term
Series 2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   4,121,000
1,000 Summit Academy North, Michigan, Revenue Bonds, Public School
Academy, Refunding Series 2021, 4.000%, 11/01/41
11/28 at 103.00 BB   827,230
500 Summit Academy, Michigan, Revenue Bonds, Public School Academy
Series 2005, 6.375%, 11/01/35
5/23 at 100.00 CC   200,000
535 Universal Academy, Michigan, Public School Academy Bonds,
Refunding Series 2021, 4.000%, 12/01/31
12/28 at 103.00 BBB-   509,876
Total Michigan 38,723,328
Minnesota - 0.9% (0.6% of Total Investments)
2,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up
Academy, Series 2021A, 5.000%, 6/15/56
6/29 at 102.00 N/R   1,443,580
665 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.500%, 7/01/35
7/25 at 100.00 N/R   612,764
1,000 Columbus, Minnesota, Charter School Lease Revenue Bonds, New
Millennium Academy Project, Series 2015A, 6.000%, 7/01/45
7/25 at 100.00 B   923,990
505 Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main
Street School of Performing Arts Project, Series 2016A, 5.000%,
7/01/47
7/26 at 100.00 N/R   419,130
1,190 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Cyber
Village Academy Project, Series 2022A, 5.500%, 6/01/57
6/32 at 100.00 N/R   1,138,854
100 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55
7/30 at 100.00 N/R   81,346
2,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/58, 144A
3/33 at 100.00 N/R   1,848,940
1,000 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A, 5.000%, 9/01/55
9/30 at 100.00 BB+   886,640
3,000 Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue
Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%,
10/01/37, (AMT), 144A
5/23 at 100.00 BBB-   2,852,280
Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Woodbury Leadership Academy, Series 2021A:
850 4.000%, 7/01/41 7/28 at 103.00 BB-   688,602
575 4.000%, 7/01/56 7/28 at 103.00 BB-   409,009
Total Minnesota 11,305,135

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Mississippi - 0.1% (0.0% of Total Investments)
$ 500 Mississippi Business Finance Corporation, Gulf Opportunity Zone
Revenue Bonds, King Edward Mixed-Use Project, Refunding Series
2019A, 4.250%, 10/15/49, (Mandatory Put 10/15/39), 144A (4)
10/26 at 100.00 N/R   $ 362,360
523 Mississippi Home Corporation, Multifamily Housing Revenue Bonds,
Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34,
(AMT) 2021 04-2
6/23 at 100.00 N/R   450,704
Total Mississippi 813,064
Missouri - 4.8% (3.0% of Total Investments)
7,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT), (UB)
(5)
3/29 at 100.00 A-   7,265,761
5,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2020A, 5.000%, 3/01/57 - AGM Insured,
(AMT), (UB) (5)
3/30 at 100.00 A   5,154,050
655 Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016, 5.000%,
4/01/46, 144A
4/26 at 100.00 N/R   573,223
9,740 Kansas City, Missouri, Special Obligation Bonds, Main Streetcar
Expansion Project, Refunding & Improvement Series 2022C, 4.000%,
9/01/46, (UB) (5)
9/32 at 100.00 A2   9,563,414
2,000 Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Subordinate Lien Series 2015B,
8.500%, 6/15/46, 144A
6/25 at 100.00 N/R   1,843,880
15,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53, (UB) (5)
6/30 at 100.00 A+   13,979,400
Missouri Southern State University, Auxiliary Enterprise System Revenue
Bonds, Series 2021:
1,000 4.000%, 10/01/34 10/31 at 100.00 N/R   941,200
1,000 4.000%, 10/01/44 10/31 at 100.00 N/R   825,750
484 North Outer Forty Transportation Development District, Chesterfield,
Missouri, Transportation Development Revenue Notes, Refunding
Series 2021A, 4.000%, 12/01/46 2021 2021
No Opt. Call N/R   351,135
Saint Louis County, Missouri, Special Obligation Bonds, Community
Center Projects, Series 2022A:
8,050 4.000%, 12/01/40, (UB) (5) 12/30 at 100.00 AA   7,990,350
8,970 4.000%, 12/01/41, (UB) (5) 12/30 at 100.00 AA   8,834,732
1,351 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion
Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26
9/23 at 100.00 N/R   405,300
732 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace
Lofts Redevelopment Projects, Series 2007A, 2.700%, 12/31/26 (4)
No Opt. Call N/R   51,240
1,230 Universal City Industrial Development Authority, Missouri, Revenue
Bonds, Tax Increment and Special District Markets at Olive Project
Series 2023A, 5.500%, 6/15/42
6/33 at 100.00 N/R   1,230,861
Total Missouri 59,010,296
Nevada - 1.2% (0.8% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,744,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 1,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017, 6.250%, 12/15/37, (AMT), 144A
12/27 at 100.00 N/R   $ 899,850
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   1,590,060
920 Henderson, Nevada, Local Improvement District No. T-20 Rainbow
Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48
9/28 at 100.00 N/R   927,976
10,000 Las Vegas Convention and Visitors Authority, Nevada, Convention
Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49,
(UB) (5)
7/28 at 100.00 A   9,329,200
550 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49
12/28 at 100.00 N/R   504,367
Total Nevada 14,995,973
New Jersey - 4.3% (2.7% of Total Investments)
3,210 New Jersey Economic Development Authority, Lease Revenue Bonds,
State Government Buildings-Juvenile Justice Commission Facilities
Project, Series 2018C, 5.000%, 6/15/47, (UB) (5)
12/27 at 100.00 BBB+   3,332,462
2,500 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project
Series 2022A, 5.000%, 11/01/52, (UB) (5)
11/32 at 100.00 A-   2,666,000
9,500 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-
refunded 6/15/27), (UB) (5)
6/27 at 100.00 A-  (7) 10,467,385
2,080 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B,
5.625%, 11/15/30, (AMT)
3/24 at 101.00 BB-   2,110,992
40,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/35 - AMBAC Insured,
(UB) (5)
No Opt. Call A-   24,567,600
6,790 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/50, (UB) (5)
12/30 at 100.00 A-   7,179,542
2,200 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BBB-   2,190,936
Total New Jersey 52,514,917
New Mexico - 0.4% (0.2% of Total Investments)
265 Mariposa East Public Improvement District, New Mexico, Revenue
Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32
9/23 at 65.72 N/R   124,950
45 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015A, 5.900%, 9/01/32
9/25 at 100.00 N/R   42,378
185 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015B, 5.900%, 9/01/32
9/25 at 100.00 N/R   176,683
330 Mariposa East Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Series 2015C, 5.900%, 9/01/32
No Opt. Call N/R   305,395
1,210 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R   1,192,165
1,020 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R   991,756
500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R   420,000

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Mexico (continued)
$ 1,500 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   $ 1,349,325
Total New Mexico 4,602,652
New York - 9.9% (6.2% of Total Investments)
610 Build New York City Resource Corporation, New York, Revenue Bonds,
New World Preparatory Charter School Project, Series 2021A, 4.000%,
6/15/41
6/31 at 100.00 N/R   502,176
4,350 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R   4,350,914
1,000 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,004,520
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1:
5,000 5.250%, 6/01/40, 144A 12/30 at 100.00 N/R   4,237,100
2,000 5.500%, 6/01/55, 144A 12/30 at 100.00 N/R   1,582,640
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
1,000 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   822,340
2,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   1,457,740
1,000 Build Resource Corporation, New York, Revenue Bonds, Shefa School,
Series 2021A, 5.000%, 6/15/51, 144A
6/31 at 100.00 N/R   861,250
9,000 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52 -
AGM Insured, (UB) (5)
5/32 at 100.00 A-   8,974,710
3,220 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 BBB-   3,244,697
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB-   197,478
4,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2022A, 4.000%, 3/15/49,
(UB) (5)
3/32 at 100.00 AA+   3,908,520
2,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E,
4.000%, 3/15/49
3/32 at 100.00 AA+   1,954,260
1,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 5.730%, 2/01/50
2/30 at 100.00 N/R   965,440
Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project, Series
2021A:
2,360 4.050%, 2/01/31 2/30 at 100.00 A2   2,059,312
1,000 4.600%, 2/01/51 2/30 at 100.00 A2   744,850
1,000 Madison County Capital Resource Corporation, New York, Revenue
Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/23 (4)
9/22 at 100.00 N/R   350,000
10,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.000%, 11/15/50, (UB) (5)
5/30 at 100.00 BBB+   10,347,200
1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-1,
5.000%, 11/15/43, (UB) (5)
11/30 at 100.00 BBB+   1,048,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020D-3,
4.000%, 11/15/49, (UB) (5)
11/30 at 100.00 BBB+   $ 926,680
11,850 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Neighborhood
Green Series 2018K, 4.125%, 11/01/53, (UB) (5)
9/26 at 100.00 Aa2   10,715,481
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
1,500 0.000%, 10/01/37 (4) 5/23 at 100.00 N/R   1,200,000
5,000 2.350%, 10/01/46 (4) 5/23 at 100.00 N/R   4,000,000
170 New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series
2008A-1, 5.800%, 7/01/23, 144A
5/23 at 100.00 N/R   168,776
2,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through
Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42
5/23 at 100.00 B-   1,847,060
1,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   971,720
2,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R   2,252,565
7,000 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%,
11/15/44, 144A
11/24 at 100.00 N/R   7,086,450
2,000 New York State Urban Development Corporation, State Sales Tax
Revenue Bonds, Series 2021A, 3.000%, 3/15/50
9/31 at 100.00 AA+   1,552,580
15,990 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment
Project, Series 2016A, 5.250%, 1/01/50, (AMT), (UB) (5)
7/24 at 100.00 Baa2   16,009,348
10,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016, 5.000%, 8/01/31,
(AMT)
5/23 at 100.00 B-   10,012,200
3,070 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B-   3,105,520
1,000 Niagara Area Development Corporation, New York, Revenue Bonds;
Catholic Health System, Inc, Series 2022, 4.500%, 7/01/52
7/32 at 100.00 Caa2   724,580
5,000 Port Authority of New York and New Jersey, Consolidated Revenue
Bonds, Two Hundred Thirty Two Series 2022, 4.625%, 8/01/52, (AMT),
(UB) (5)
8/32 at 100.00 AA-   5,143,000
855 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   95,632
Westchester County Local Development Corporation, New York,
Revenue Bond, Purchase Senior Learning Community, Inc. Project, Accd
Inv Series 2021A:
5,000 4.500%, 7/01/56, 144A 7/27 at 104.00 N/R   3,308,600
2,775 5.000%, 7/01/56, 144A 7/27 at 104.00 N/R   2,024,196
2,475 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB-   2,386,519

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 250 Western Regional Off-Track Betting Corporation, New York, Tax Exempt
Revenue Bonds, Additional Secured General Obligation Series 2021,
4.125%, 12/01/41, 144A
6/31 at 100.00 N/R   $ 187,798
Total New York 122,332,442
North Carolina - 0.3% (0.2% of Total Investments)
10,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Capital Appreciation Series 2019, 0.000%, 1/01/48
1/30 at 55.97 AA+   3,212,800
Total North Carolina 3,212,800
North Dakota - 0.1% (0.0% of Total Investments)
2,000 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle
Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R   900,000
Total North Dakota 900,000
Ohio - 4.6% (2.9% of Total Investments)
137,120 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   16,778,003
245 Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment
Financing Revenue Bonds, Flats East Bank Project, Refunding Senior
Series 2021A, 4.000%, 12/01/55, 144A
12/29 at 100.00 BB   207,314
340 Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020,
4.000%, 12/01/46
6/29 at 100.00 N/R   268,291
1,000 Jefferson County Port Authority, Ohio, Economic Develoepment
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2021,
3.500%, 12/01/51, (AMT)
12/31 at 100.00 Ba1   703,420
11,160 Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering
Health Network Obligated Group, Series 2016, 4.000%, 8/01/47, (UB)
(5)
8/26 at 100.00 A2   10,539,169
2,800 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   28
3,310 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   3,060,029
365 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   4
1,300 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   1,183,741
4,750 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   47
1,000 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3   982,560
3,085 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   31
3,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2005B, 4.000%, 1/01/34 (4)
No Opt. Call N/R   30

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 255 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008B, 3.625%, 10/01/33
No Opt. Call N/R   $ 3
1,015 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2008C, 3.950%, 11/01/32 (4)
No Opt. Call N/R   10
2,725 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010A, 3.750%, 7/01/33 (4)
No Opt. Call N/R   27
11,300 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   10,948,796
1,000 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 N/R   767,610
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   789,750
8,500 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   6,343,720
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/25, (AMT), 144A
12/24 at 105.00 N/R   1,911,760
2,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R   1,997,380
Total Ohio 56,481,723
Oklahoma - 1.6% (1.0% of Total Investments)
1,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/44
8/32 at 100.00 N/R   1,159,176
990 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax
Apportionment Revenue Bonds, Santa Fe Square Project, Series 2021,
4.375%, 12/01/41, 144A
12/31 at 100.00 N/R   818,978
490 Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma,
Tax Apportionment Revenue Bonds, Vast Bank Project, Series 2021,
4.000%, 12/01/43, 144A
12/31 at 100.00 N/R   384,792
15,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   15,005,400
2,600 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   2,600,780
Total Oklahoma 19,969,126
Oregon - 0.1% (0.1% of Total Investments)
Clackamas and Washington Counties School District 3JT, Oregon,
General Obligation Bonds, Series 2020A:
1,750 0.000%, 6/15/49 6/30 at 57.54 Aa1   508,935
2,000 0.000%, 6/15/50 6/30 at 55.67 Aa1   551,880
Total Oregon 1,060,815
Pennsylvania - 2.2% (1.4% of Total Investments)
2,280 Allentown Commercial and Industrial Development Authority,
Pennsylvania, Revenue Bonds, Arts Academy Charter Middle School
Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
6/29 at 103.00 N/R   1,915,930

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   $ 948,907
1,250 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Lien, Series 2018, 5.125%, 5/01/32, 144A
5/28 at 100.00 N/R   1,267,575
2,500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, 3.500%, 4/01/41 (4)
No Opt. Call N/R   25
2,715 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   27
500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   371,085
290 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+   257,036
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   912,480
1,500 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   1,507,485
1,245 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A, 4.000%, 11/01/51
11/31 at 100.00 BBB+   1,058,599
675 Lehigh County Industrial Development Authority, Pennsylvania, Charter
School Revenue Bonds, Seven Generations Charter School, Series
2021A, 4.000%, 5/01/31
5/30 at 100.00 BB   630,099
7,730 Pennsylvania Economic Development Financing Authority, 5.000%,
12/31/57, (AMT), (UB) (5)
12/32 at 100.00 A1   8,088,672
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   1,549,238
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   1,549,238
2,970 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   2,455,863
5 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy
Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
No Opt. Call N/R   0
6,650 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   2,128,000
1,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   870,500
Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series
2020B:
925 4.875%, 12/15/35, 144A 12/27 at 100.00 N/R   833,749
1,000 5.125%, 12/15/44, 144A 12/27 at 100.00 N/R   863,260

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 160 The Redevelopment Authority of the City of Scranton, Lackawanna
county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series
2016A, 5.000%, 11/15/28
5/24 at 100.00 BB+   $ 157,869
Total Pennsylvania 27,365,637
Puerto Rico - 10.1% (6.3% of Total Investments)
1,417 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
5/23 at 100.00 N/R   1,417,016
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A:
2,000 5.000%, 7/01/35, 144A 7/30 at 100.00 N/R   1,999,860
3,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R   2,897,760
8,625 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
5/23 at 100.00 D   5,951,250
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A:
4,835 3.957%, 7/01/42 (4) 5/23 at 100.00 D   3,408,675
185 3.961%, 7/01/42 (4) 5/23 at 100.00 D   130,425
2,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (4)
No Opt. Call D   1,400,000
1,025 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/37 (4)
5/23 at 100.00 D   722,625
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
5,690 3.978%, 7/01/23 (4) No Opt. Call N/R   3,968,775
3,000 3.978%, 7/01/25 (4) 5/23 at 100.00 D   2,115,000
1,186 3.978%, 7/01/28 (4) 5/23 at 100.00 D   836,130
890 3.978%, 7/01/29 (4) 5/23 at 100.00 D   627,450
658 3.978%, 7/01/31 (4) 5/23 at 100.00 D   463,890
405 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC, 3.957%, 7/01/28 (4)
5/23 at 100.00 D   285,525
1,350 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (4)
5/23 at 100.00 D   951,750
4,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.978%, 7/01/21 (4)
7/20 at 100.00 D   2,790,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A, 4.102%, 7/01/36 (4)
7/23 at 100.00 D   715,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
710 3.988%, 7/01/23 (4) 5/23 at 100.00 D   499,662
360 3.988%, 7/01/23 (4) No Opt. Call N/R   251,100
375 3.978%, 7/01/33 (4) 5/23 at 100.00 D   264,375
5,500 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable
Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)
5/23 at 100.00 D   3,795,000
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   4,829,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
42,500 0.000%, 7/01/46 7/28 at 41.38 N/R   11,612,700
183,530 0.000%, 7/01/51 7/28 at 30.01 N/R   37,511,697
1,250 5.000%, 7/01/58 7/28 at 100.00 N/R   1,207,000
5,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R   4,661,500

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
$ 0 (9) 5.625%, 7/01/27 No Opt. Call N/R   $ 95
6,201 0.000%, 7/01/33 7/31 at 89.94 N/R   3,626,981
6,979 4.000%, 7/01/41 7/31 at 103.00 N/R   5,877,982
14,018 4.000%, 7/01/46 7/31 at 103.00 N/R   11,408,587
16,579 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43 2022 1
No Opt. Call N/R   7,812,884
Total Puerto Rico 124,039,694
Rhode Island - 0.2% (0.2% of Total Investments)
18,260 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
5/23 at 17.96 CCC-   3,015,274
Total Rhode Island 3,015,274
South Carolina - 2.5% (1.6% of Total Investments)
550 Hardeeville, South Carolina, Special Assessment Revenue Bonds, East
Argent Improvement District, Series 2021, 4.000%, 5/01/52, 144A
5/29 at 100.00 N/R   384,670
Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B:
7,665 0.000%, 11/01/39 5/23 at 28.69 N/R   1,523,266
7,895 0.000%, 11/01/39 5/23 at 28.69 N/R   1,568,973
5,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Custodial Receipts CR-086, 5.000%,
8/15/36, (Pre-refunded 8/15/26), 144A
8/26 at 100.00 N/R  (7) 5,380,100
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R   338,104
955 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Midland Valley Preparatory School
Project, Series 2014, 7.750%, 11/15/45, 144A
11/26 at 100.00 N/R   1,002,549
3,000 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Patriots Place Apartments Project,
Series 2022A-1, 5.750%, 6/01/52
No Opt. Call N/R   2,090,100
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   866,570
4,215 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Lowcountry Leadership Charter School
Project, Series 2019A, 5.000%, 12/01/49, 144A
12/29 at 100.00 Baa3   4,067,812
South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
2,980 5.000%, 5/01/38, (UB) (5) 5/28 at 100.00 A3   3,092,793
9,895 5.000%, 5/01/48, (UB) (5) 5/28 at 100.00 A3   10,053,518
750 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
5/23 at 100.00 N/R   808,530
Total South Carolina 31,176,985
Tennessee - 0.7% (0.4% of Total Investments)
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46 (4)
7/27 at 100.00 N/R   620,840

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 150 Metropolitan Government of Nashville-Davidson County Industrial
Development Board, Tennessee, Special Assessment Revenue Bonds,
South Nashville Central Business Improvement District, Series 2021A,
4.000%, 6/01/51, 144A
6/31 at 100.00 N/R   $ 120,562
5,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R   1,100,000
6,024 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB   6,251,647
900 Wilson County Health and Educational Facilities Board, Tennessee,
Senior Living Revenue Bonds, Rutland Place Inc. Project, Series
2015A, 4.400%, 1/01/46, 144A (4)
5/23 at 100.00 N/R   598,671
Total Tennessee 8,691,720
Texas - 6.2% (3.9% of Total Investments)
1,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, First-Lien Series 2021A, 4.000%, 10/01/50
10/31 at 100.00 BBB-   761,690
2,000 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   1,668,320
1,000 Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public
Improvement District 2 Area 1 Project, Series 2021, 4.000%, 9/15/41,
144A
9/31 at 100.00 N/R   844,320
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51
6/26 at 100.00 N/R   831,920
1,000 Arlington Higher Education Finance Corporation, Texas, Education
Revenue Bonds, Legacy Traditional Schools - Texas Project, Refunding
Series 2021A, 4.500%, 2/15/56
2/30 at 100.00 N/R   701,400
2,500 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series
2015, 7.250%, 9/01/45
9/23 at 103.00 N/R   2,585,100
300 Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds,
Backyard Public Improvement District Project, Series 2021, 5.250%,
9/01/51, 144A
9/31 at 100.00 N/R   277,617
500 Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields
II Public Improvement District Neighborhood Improvement Areas 2-3
Project, Series 2019, 4.250%, 9/01/49, 144A
9/29 at 100.00 N/R   426,020
995 Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy
Public Improvement District Phase 1 Project, Series 2014, 7.000%,
9/01/40
9/23 at 102.00 N/R   1,019,915
1,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky Public
Improvement District Major Improvements Area Project, Series 2023,
6.125%, 9/01/52, 144A
9/33 at 100.00 N/R   999,890
500 Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson
Creek Public Improvement District Initial Major Improvement Project,
Series 2021, 4.500%, 9/01/51, 144A
9/31 at 100.00 N/R   432,890
1,765 Comal County Meyer Ranch Municipal Utility District, Texas, General
Obligation Bonds,  Road Series 2021, 3.000%, 8/15/51
8/26 at 100.00 N/R   1,165,747
675 Conroe Local Government Corporation, Texas, Hotel Revenue and
Contract Revenue Bonds, Subordinate Third Lien Series 2021C,
4.000%, 10/01/50
10/31 at 100.00 A2   619,103
1,000 Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds,
Crandall Carwright Ranch Public Improvement District Improvement
Area 1 Project, Series 2021, 4.500%, 9/15/51, 144A
9/31 at 100.00 N/R   855,920

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional
Health System, Series 2013A:
$ 315 6.625%, 9/01/31, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R  (7) $ 318,200
1,000 6.375%, 9/01/42, (Pre-refunded 9/01/23) 9/23 at 100.00 N/R  (7) 1,009,680
165 Fate, Rockwall County, Texas, Special Assessment Revenue Bonds,
Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1,
Series 2019, 4.250%, 8/15/49, 144A
8/27 at 100.00 N/R   143,428
1,500 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%,
5/01/38
5/23 at 100.00 Baa2   1,474,200
1,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series
1998, 8.000%, 4/01/28, (AMT)
5/23 at 100.00 B3   1,000,800
1,450 Harris County Municipal Utility District 213A, Texas, General Obligation
Bonds, Series 2021, 3.000%, 4/01/48
4/29 at 100.00 N/R   988,059
125 Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public
Improvement District 5 Improvement Area 1 Project, Series 2019,
4.375%, 9/01/49, 144A
9/29 at 100.00 N/R   109,634
705 Heart of Texas Education Finance Corporation, Texas, Gateway Charter
Academy, Series 2006A, 6.000%, 2/15/36
5/23 at 100.00 N/R   697,492
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.625%, 7/15/38, (AMT)
5/23 at 100.00 BB-   1,002,860
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Durango Farms Public Improvement Project Series 2021, 4.000%,
9/01/56, 144A
9/29 at 100.00 N/R   395,995
500 Hutto, Williams County Texas, Special Assessment Revenue Bonds,
Emory Crossing, Public Improvement Area 1 Project Series 2021,
4.000%, 9/01/56, 144A
9/29 at 100.00 N/R   396,030
1,000 Kaufman County Fresh Water Supply District 1-D, Texas, General
Obligation Road Bonds, Series 2021, 3.000%, 9/01/46
9/26 at 100.00 N/R   693,820
4,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital
Appreciation Series 2021A-2, 5.000%, 12/01/51
6/26 at 100.67 N/R   2,578,440
1,000 Legato Community Authority, Commerce City, Texas, Limited Tax
Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%,
12/15/51
6/26 at 103.00 N/R   902,370
1,435 Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District Improvement Area 1-2 Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   1,165,450
Manor, Texas, Special Assessment Revenue Bonds, Manor Heights
Public Improvement District Major Improvement Area Project, Series
2021:
900 4.125%, 9/15/41, 144A 9/31 at 100.00 N/R   772,947
1,500 4.375%, 9/15/51, 144A 9/31 at 100.00 N/R   1,252,905
1,170 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 2 Project,
Series 2019, 4.250%, 9/15/39, 144A
9/29 at 100.00 N/R   1,083,759
Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019:
300 5.750%, 9/15/39, 144A 9/29 at 100.00 N/R   303,159
500 6.000%, 9/15/49, 144A 9/29 at 100.00 N/R   508,410

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 1,965 Mission Economic Development Corporation, Texas, Water Supply
Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series
2015, 7.750%, 1/01/45, (AMT), 144A 2045 2045 (4)
1/26 at 102.00 N/R   $ 39,304
1,125 Missouri City Management District 1, Fort Bend County, Texas, General
Obligation  Bonds, Road Series 2021, 3.000%, 9/01/46
9/27 at 100.00 N/R   861,424
20,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1, 5.500%, 1/01/57
1/28 at 103.00 N/R   14,351,400
1,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing
Foundation - San Antonio 1, L.L.C. - Texas A&M University - San
Antonio Project, Series 2016A, 5.000%, 4/01/48, (Pre-refunded
4/01/26)
4/26 at 100.00 N/R  (7) 1,059,520
1,000 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (7) 1,015,500
New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties
LLC - Texas A&M University Project,  Series 2015A:
1,250 5.000%, 7/01/35 (4) 7/25 at 100.00 Caa2   1,062,500
2,445 5.000%, 7/01/47 (4) 7/25 at 100.00 Caa2   2,078,250
500 North Parkway Municipal Management District 1, Celina, Texas, Special
Assessment Revenue Bonds, Major Improvements Project, Series
2021, 5.000%, 9/15/51, 144A
9/31 at 100.00 N/R   465,680
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
Second Tier Series 2021B, 3.000%, 1/01/46, (UB) (5)
1/31 at 100.00 A2   7,740,800
1,070 Oak Point, Denton County, Texas, Special Assessment Revenue Bonds,
Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%,
9/01/50, 144A
9/30 at 100.00 N/R   872,992
250 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone A Improvement Area 1 Project, Series
2022, 5.625%, 9/15/52, 144A
9/32 at 100.00 N/R   248,203
325 Pilot Point, Texas, Special Assessment Revenue Bonds, Creekview Public
Improvement District Zone B Improvement Area 1 Project, Series
2022, 5.625%, 9/15/52, 144A
9/32 at 100.00 N/R   322,663
2,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek East Public Improvement District Project, Series
2021, 4.375%, 9/15/51, 144A
9/31 at 100.00 N/R   1,642,660
1,000 Plano, Collin and Denton Counties, Texas, Special Assessment Revenue
Bonds, Collin Creek West Public Improvement District Project, Series
2021, 4.000%, 9/15/51, 144A
9/31 at 100.00 N/R   800,320
440 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2020, 4.000%, 1/01/50, (AMT), 144A
5/23 at 102.00 N/R   314,490
8,000 Port Beaumont Navigation District, Jefferson County, Texas, Dock and
Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project,
Series 2021A, 3.000%, 1/01/50, (AMT), 144A
7/23 at 103.00 N/R   4,681,120
Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien
Series 2019A:
1,650 4.000%, 6/01/38, (AMT) 6/29 at 100.00 A+   1,552,534
1,620 4.000%, 6/01/39, (AMT) 6/29 at 100.00 A+   1,506,811
1,000 Princeton, Collins County, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District 2 Project, Series 2022,
5.250%, 9/01/52
9/30 at 100.00 N/R   972,010

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 205 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%,
9/01/49, 144A
9/29 at 100.00 N/R   $ 189,147
185 Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails
Public Improvement District 2 Phase 2-6 Major Improvement Project,
Series 2019, 5.500%, 9/01/39, 144A
9/29 at 100.00 N/R   187,747
2,000 Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.000%,
12/15/32 (4)
5/23 at 100.00 N/R   1,200,000
145 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public
Improvement District North Improvement Area, Series 2016, 5.750%,
9/15/36
3/24 at 102.00 N/R   144,249
3,195 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48, (UB)
9/27 at 100.00 AA+   3,184,680
Total Texas 76,481,494
Utah - 0.5% (0.3% of Total Investments)
2,500 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.000%, 3/01/51, 144A
9/26 at 103.00 N/R   1,896,050
1,000 Black Desert Public Infrastructure District, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B, 7.375%, 9/15/51, 144A
9/26 at 103.00 N/R   823,720
1,000 Military Installation Development Authority, Utah, Tax Allocation and
Hotel Tax Revenue Bonds, Series 2021A-1, 4.000%, 6/01/52
9/26 at 103.00 N/R   723,130
2,000 ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.250%, 3/01/51, 144A
9/26 at 103.00 N/R   1,526,500
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   762,410
1,000 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/51
10/31 at 100.00 Aa2   900,450
Total Utah 6,632,260
Virgin Islands - 1.2% (0.7% of Total Investments)
2,375 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R   2,338,306
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C:
1,000 5.000%, 10/01/30, 144A 10/24 at 100.00 N/R   898,320
5,000 5.000%, 10/01/39, 144A 10/24 at 100.00 N/R   3,913,900
3,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   2,881,860
3,085 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022A, 7.750%,
7/01/24
No Opt. Call N/R   3,023,639
215 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Taxable Series 2022B, 10.000%,
7/01/24
No Opt. Call N/R   213,214
1,480 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.250%, 10/01/42, (AMT),
144A
10/29 at 104.00 N/R   1,456,853
Total Virgin Islands 14,726,092

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virginia - 3.8% (2.4% of Total Investments)
$ 762 Celebrate Virginia North Community Development Authority, Special
Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/22 (4)
No Opt. Call N/R   $ 495,300
1,000 Cutalong II Community Development Authority, Louisa County, Virginia,
Special Assessment Revenue Bonds, Cutalong II Project, Series 2022,
4.500%, 3/01/55, 144A
3/27 at 103.00 N/R   799,600
640 Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A, 3.750%,
3/01/36, 144A
3/31 at 100.00 N/R   604,141
15,000 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series
2017A, 5.000%, 7/01/46, 144A
7/27 at 100.00 N/R   15,157,800
11,495 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding Series
2021, 4.000%, 1/01/55, (UB) (5)
1/32 at 100.00 Baa1   10,296,646
1,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
5/23 at 100.00 B-   938,730
7,000 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019A, 5.500%, 7/01/54, 144A
7/34 at 100.00 N/R   6,300,350
8,111 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK
7.500%)
No Opt. Call N/R   7,610,536
4,665 Virginia Small Business Financing Authority, Sports and Entertainment
Facilities Revenue Bonds, P3 VB Holdings LLC, Senior Series 2023A,
8.500%, 12/01/52, 144A
6/33 at 105.00 N/R   4,452,043
550 West Falls Community Development Authority, Arlington County,
Virginia, Revenue Bonds, Series 2022A, 5.375%, 9/01/52, 144A
9/32 at 100.00 N/R   551,754
Total Virginia 47,206,900
Washington - 0.4% (0.3% of Total Investments)
1,000 King County Public Hospital District 4, Washington, Hospital Revenue
Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45
12/25 at 100.00 N/R   1,027,710
1,000 Kitsap County Consolidated Housing Authority, Washington, Pooled Tax
Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37, (AMT)
5/23 at 100.00 N/R   944,230
1,300 Port of Seattle Industrial Development Corporation, Washington,
Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc.
Project, Series 2012, 5.000%, 4/01/30, (AMT)
5/23 at 100.00 BB   1,300,650
2,500 Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow
Apartments Project, Series 2021, 2.500%, 6/01/54
6/31 at 100.00 AA   1,564,525
180 Tacoma Consolidated Local Improvement District 65, Washington,
Special Assessment Bonds, Series 2013, 5.750%, 4/01/43
5/23 at 100.00 N/R   174,020
3,065 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2017A,
7.500%, 1/01/32, (AMT), 144A (4),(6)
1/28 at 100.00 N/R   31
545 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2018,
7.250%, 1/01/32, (AMT), 144A (4),(6)
1/28 at 100.00 N/R   5
1,565 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project,  Series 2019A,
7.500%, 1/01/32, (AMT), 144A (4),(6)
1/28 at 100.00 N/R   16

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 1,000 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series
2021A, 12.000%, 1/01/33, (AMT), 144A (4),(6)
No Opt. Call N/R   $ 265,200
255 Washington Economic Development Finance Authority, Environmental
Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior
Series 2021B, 14.250%, 1/01/27, 144A (4),(6)
No Opt. Call N/R   67,626
Total Washington 5,344,013
West Virginia - 0.3% (0.2% of Total Investments)
1,294 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers,
Commercial Development Revenue Bonds, Scattered Site Housing
Projects, Series 2010, 5.750%, 12/01/44
12/23 at 100.00 N/R   1,259,631
1,125 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A,
5.750%, 6/01/43, 144A
6/27 at 100.00 N/R   1,150,324
950 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A,
4.125%, 6/01/43, 144A
6/31 at 100.00 N/R   845,377
975 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   785,645
Total West Virginia 4,040,977
Wisconsin - 8.5% (5.3% of Total Investments)
2,500 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,081,150
2,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%,
6/01/32
12/27 at 100.00 N/R   1,790,820
255 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Ascend Leadership Academy Project, Series 2021A, 5.000%, 6/15/51,
144A
6/29 at 100.00 N/R   202,574
850 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Coral Academy of Science, Reno, Series 2021A, 4.000%, 6/01/51,
144A
6/27 at 100.00 N/R   610,589
150 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55,
144A
7/28 at 100.00 BB-   129,289
2,015 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Guilford Preparatory Academy, North Carolina, Taxable Series 2022A,
5.000%, 4/01/57, 144A
4/31 at 100.00 N/R   1,681,437
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
High Desert Montessori Charter School, Series 2021A, 5.000%,
6/01/51, 144A
6/29 at 100.00 N/R   860,140
4,985 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A,
5.000%, 6/15/46, 144A
6/26 at 100.00 N/R   3,831,820
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A
6/27 at 103.00 N/R   396,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1:
$ 13 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   $ 276
11 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   230
11 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   214
10 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   193
10 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   180
13 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   219
13 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   206
13 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   188
13 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   174
12 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   163
667 5.500%, 7/01/56, 144A (4) 3/28 at 100.00 N/R   374,147
14 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   171
13 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   158
13 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   147
13 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   135
12 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   126
12 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   116
12 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   108
12 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   101
11 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   93
12 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   94
148 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   1,023
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier
Series 2018B:
24 0.000%, 1/01/46, 144A (4) No Opt. Call N/R   567
24 0.000%, 1/01/47, 144A (4) No Opt. Call N/R   520
24 0.000%, 1/01/48, 144A (4) No Opt. Call N/R   492
23 0.000%, 1/01/49, 144A (4) No Opt. Call N/R   463
23 0.000%, 1/01/50, 144A (4) No Opt. Call N/R   425
25 0.000%, 1/01/51, 144A (4) No Opt. Call N/R   443
651 1.000%, 7/01/51, 144A (4) 3/28 at 100.00 N/R   378,409
25 0.000%, 1/01/52, 144A (4) No Opt. Call N/R   411
25 0.000%, 1/01/53, 144A (4) No Opt. Call N/R   386
25 0.000%, 1/01/54, 144A (4) No Opt. Call N/R   362
24 0.000%, 1/01/55, 144A (4) No Opt. Call N/R   338
24 0.000%, 1/01/56, 144A (4) No Opt. Call N/R   319
24 0.000%, 1/01/57, 144A (4) No Opt. Call N/R   299
23 0.000%, 1/01/58, 144A (4) No Opt. Call N/R   280
23 0.000%, 1/01/59, 144A (4) No Opt. Call N/R   265
23 0.000%, 1/01/60, 144A (4) No Opt. Call N/R   248
23 0.000%, 1/01/61, 144A (4) No Opt. Call N/R   231
23 0.000%, 1/01/62, 144A (4) No Opt. Call N/R   217
22 0.000%, 1/01/63, 144A (4) No Opt. Call N/R   204
22 0.000%, 1/01/64, 144A (4) No Opt. Call N/R   193
22 0.000%, 1/01/65, 144A (4) No Opt. Call N/R   180
22 0.000%, 1/01/66, 144A (4) No Opt. Call N/R   165
281 0.000%, 1/01/67, 144A (4) No Opt. Call N/R   1,947
4,700 Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer
Crossing Public Improvement District Project, Series 2017, 7.000%,
3/01/47, 144A
3/27 at 100.00 N/R   4,882,078
1,500 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Pioneer Springs Community School, Series 2020A, 6.250%, 6/15/40,
144A
6/27 at 100.00 N/R   1,339,260
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   817,750

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   $ 1,684,620
1,550 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R   1,259,375
3,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, Lenoir-Rhyne University, Refunding Series 2022, 5.125%,
4/01/52
4/32 at 100.00 BBB   2,902,380
335 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series 2016,
4.000%, 8/01/35, (AMT)
8/26 at 100.00 N/R   293,895
1,275 Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson
Valley Medical Center, Series 2021A, 4.000%, 12/01/41
12/31 at 100.00 BB+   1,034,994
5,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/62
2/32 at 100.00 BBB-   4,931,750
6,665 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B, 6.000%, 2/01/62, 144A
2/32 at 100.00 N/R   6,745,380
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
1,665 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   1,271,644
1,000 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   550,000
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
2,000 6.750%, 12/01/42, 144A 12/27 at 100.00 N/R   1,735,140
20,835 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   18,096,031
400 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   24,000
3,500 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf
Coast Zoo, Series 2018A, 6.500%, 9/01/48, 144A
9/28 at 100.00 N/R   2,284,730
500 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   300,000
Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A:
4,415 6.950%, 7/01/38, 144A 7/28 at 100.00 N/R   3,598,181
6,585 7.000%, 7/01/48, 144A 7/28 at 100.00 N/R   5,372,438
1,060 Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2015, 5.875%, 4/01/45
4/25 at 100.00 BB   1,076,865
Public Finance Authority of Wisconsin, Revenue Bonds, SearStone
Retirement Community, Series 2023A:
1,000 5.000%, 6/01/37 6/28 at 103.00 N/R   922,770
4,000 5.000%, 6/01/52 6/28 at 103.00 N/R   3,238,040
Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021:
1,200 4.000%, 7/01/41, (AMT) 7/31 at 100.00 N/R   939,072
2,485 4.250%, 7/01/54, (AMT) 7/31 at 100.00 N/R   1,822,375
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   756,640
2,500 Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-
Moorhead Metropolitan Area Flood Risk Management P3 Project,
Green Series 2021, 4.000%, 3/31/56, (AMT)
9/31 at 100.00 Baa3   2,009,325

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
$ 1,000 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   $ 615,000
2,000 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   1,230,000
3,500 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   2,152,500
91 Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota
College of Osteopathic Medicine, Senior Series 2019A-1, 0.000%,
12/01/48, 144A (4)
12/28 at 100.00 N/R   28,301
815 Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy
Charter School, Series 2021, 5.000%, 10/15/56, 144A
10/31 at 100.00 N/R   679,661
1,000 Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding
Senior Series 2021, 5.000%, 9/30/41, 144A
9/28 at 100.00 N/R   757,510
7,250 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (5)
2/27 at 100.00 BBB+   7,215,345
Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series
2016A:
1,400 4.000%, 11/15/46, (Pre-refunded 5/15/26), (UB) 5/26 at 100.00 N/R  (7) 1,442,224
3,600 4.000%, 11/15/46, (UB) 5/26 at 100.00 AA+   3,396,744
6,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016,
4.000%, 12/01/46, (UB) (5)
11/26 at 100.00 N/R   5,685,600
Total Wisconsin 105,441,833
Total Municipal Bonds (cost $2,073,287,035) 1,913,010,441
Shares Description (1) Value
X 61,354,392 COMMON STOCKS - 5.0% (3.1% of Total Investments)
X 61,354,392
Independent Power and Renewable Electricity Producers - 4.7% (2.9% of Total Investments)
750,823 Energy Harbor Corp (10),(11) $ 58,251,101
Total Independent Power and Renewable Electricity Producers 58,251,101
Passenger Airlines - 0.3% (0.2% of Total Investments)
227,514 American Airlines Group Inc (11),(12) 3,103,291
Total Passenger Airlines 3,103,291
Total Common Stocks (cost $27,440,409) 61,354,392
Principal
Amount (000) Description (1)
Coupon
(13)
Reference
Rate (13) Spread (13) Maturity (14) Ratings (3) Value
11,547 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% (0.0% of Total Investments) (13)
X 11,547
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
$ 12 Lombard Starwood Westin
Hotel Conference Center
and Hotel Project Revenue
Bonds , (cash 7.500%, PIK
7.500%)(6),(15)
7.500% N/A N/A 12/31/23 N/R $ 11,547
Total Hotels, Restaurants & Leisure 11,547
Total Variable Rate Senior Loan Interests (cost $11,547) 11,547

Nuveen Municipal High Income Opportunity Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMZ
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 357,097 CORPORATE BONDS - 0.0% (0.0% of Total Investments)
X 357,097
Machinery - 0.0% (0.0% of Total Investments)
$ 357 Columbia Pulp I LLC (6) 16.000% 8/31/23 N/R $ 357,097
Total Machinery 357,097
Total Corporate Bonds (cost $357,097) 357,097
Total Long-Term Investments (cost $2,101,096,088) 1,974,733,477
Floating Rate Obligations - (34.8)% (428,766,000)
AMTP Shares, Net- (28.9)%(16) (356,487,158)
Other Assets & Liabilities, Net -   3.7% 44,376,884
Net Assets Applicable to Common Shares - 100% $ 1,233,857,203
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue
Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio
Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating
Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33,
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor,
Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH.
Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(13) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(14) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(15) Senior loan received as part of the bondholder funding agreement during March 2022 for Public Finance Authority of Wisconsin, Conference
Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(16) AMTP Shares, Net as a percentage of Total Investments is 18.1%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 169.2%   (100.0% of Total Investments)
X
1,038,832,643 MUNICIPAL BONDS - 158.7% (93.8% of Total Investments)
X 1,038,832,643
Alabama - 5.8% (3.5% of Total Investments)
$ 395 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   $ 434,828
36,450 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Project, Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 B1   37,013,517
Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A:
427 4.500%, 5/01/32, 144A 2021 2021 5/29 at 100.00 N/R   391,831
500 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R   442,500
Total Alabama 38,282,676
Arizona - 5.4% (3.2% of Total Investments)
4,000 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Leman Academy of Excellence ? East Tucson &
Central Tucson Projects, Series 2019A, 5.000%, 7/01/49, 144A
7/24 at 101.00 N/R   3,551,920
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019:
1,860 5.000%, 7/01/49, 144A 7/29 at 100.00 BB+   1,717,133
1,500 5.000%, 7/01/54, 144A 7/29 at 100.00 BB+   1,359,735
340 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A,
4.000%, 7/15/40, 144A
7/28 at 100.00 BB+   288,096
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%,
1/01/50, 144A
1/30 at 100.00 N/R   868,140
Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B:
2,000 5.000%, 7/01/39, 144A 7/29 at 100.00 Ba2   1,924,740
5,355 5.000%, 7/01/49, 144A 7/29 at 100.00 Ba2   4,781,426
1,525 5.000%, 7/01/54, 144A 7/29 at 100.00 Ba2   1,336,098
315 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.500%, 10/01/51, 144A
10/27 at 103.00 N/R   312,741
11,400 Maricopa County Pollution Control Corporation, Arizona, Pollution
Control Revenue Bonds, El Paso Electric Company, Refunding Series
2009A, 3.600%, 2/01/40
6/29 at 100.00 Baa2   10,114,992
600 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/35, 144A
7/25 at 100.00 BB   601,908
280 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2   225,750
2,700 Phoenix Industrial Development Authority, Arizona, Lease Revenue
Bonds, Guam Facilities Foundation, Inc. Project, Series 2014, 5.375%,
2/01/41
2/24 at 100.00 B+   2,700,081

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 500 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Series 2019, 5.000%, 6/15/52, 144A
6/25 at 100.00 N/R   $ 447,910
1,000 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019,
5.875%, 7/01/51, 144A
7/26 at 103.00 N/R   1,000,490
50 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Imagine East Mesa Charter Schools Project,
Series 2019, 5.000%, 7/01/49, 144A
7/26 at 100.00 N/R   45,330
380 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020, 5.250%, 6/15/50, 144A
6/28 at 100.00 N/R   341,563
1,000 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R   707,240
Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A:
2,205 6.000%, 10/01/37, 144A 10/27 at 100.00 N/R   1,563,742
2,350 6.125%, 10/01/52, 144A 10/27 at 100.00 N/R   1,434,111
Total Arizona 35,323,146
Arkansas - 0.7% (0.4% of Total Investments)
4,835 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   4,827,554
Total Arkansas 4,827,554
California - 6.7% (3.9% of Total Investments)
3,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50,
144A
8/32 at 100.00 N/R   2,218,800
4,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A,
5.000%, 2/01/50, 144A
2/30 at 100.00 N/R   3,732,570
1,555 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.000%, 6/01/55
6/30 at 26.72 N/R   264,381
1,530 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R   1,439,133
4,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R   4,035,400
1,385 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   1,112,141
320 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   274,592
California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A:
4,020 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R   3,278,632
4,380 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R   3,350,262
California School Finance Authority, Charter School Revenue Bonds,
Arts in Action Charter Schools - Obligated Group, Series 2020A:
1,410 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R   1,093,413

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R   $ 894,336
1,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   742,670
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,480 5.000%, 12/01/41, 144A 6/26 at 100.00 BB   1,474,983
10,090 5.250%, 12/01/56, 144A 6/26 at 100.00 BB   9,674,594
California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005A:
51 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R   50,904
1 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R   644
24 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R   24,405
40 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005G, 5.500%,
7/01/24 2022 2022 (4),(5)
1/22 at 100.00 N/R   39,950
18 California Statewide Community Development Authority, Revenue
Bonds, Daughters of Charity Health System, Series 2005H, 5.750%,
7/01/25 (4),(5)
1/22 at 100.00 N/R   18,203
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
5/23 at 24.21 N/R   6,040,000
2,500 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Vineyard Gardens Apartments, Senior Lien
Series 2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R   1,699,900
2,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Mezzanine Lien
Series 2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R   1,498,700
615 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Private
Activity Series 2021A, 5.000%, 5/15/39, (AMT)
5/31 at 100.00 AA-   662,576
Total California 43,621,189
Colorado - 11.7% (6.9% of Total Investments)
3,000 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   2,716,890
2,000 Bradley Heights Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds, Series
2021A-3, 4.750%, 12/01/51
9/26 at 103.00 N/R   1,510,100
963 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/35
6/24 at 103.00 N/R   765,855
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R   777,060
1,000 Broadway Station Metropolitan District 3, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Subordinate
Convertible to Senior Capital Appreciation Series 2019B, 7.500%,
12/01/49
6/24 at 79.97 N/R   611,150
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds World Compass Academy Project, Series 2017,
5.375%, 10/01/37
10/27 at 100.00 N/R   441,440

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 3,145 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Belle Creek Charter School, Series 2022A, 5.250%,
3/15/52, 144A
3/32 at 100.00 Ba2   $ 2,966,679
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Loveland Classical Schools Project, Series 2016:
525 3.750%, 7/01/26, 144A No Opt. Call BB+   503,024
500 5.000%, 7/01/36, 144A 7/26 at 100.00 BB+   484,955
10,170 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Rocky Mountain Classical Academy Project, Refunding Series 2019,
5.000%, 10/01/59, 144A
10/27 at 100.00 Ba1   9,081,810
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, 5.250%, 11/01/52, (UB) (6)
11/32 at 100.00 Baa1   2,209,515
1,000 Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax
Increment and Sales Tax Supported Revenue Bonds, Series 2019,
5.000%, 12/01/39
12/24 at 103.00 N/R   930,580
2,000 Crossroads Metropolitan District 1, El Paso County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Series 2022,
6.500%, 12/01/51
12/29 at 103.00 N/R   1,925,880
14,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Convertible Capital Appreciation Series
2020A-2, 0.000%, 12/01/49 (7)
3/25 at 93.28 N/R   10,081,260
5,500 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49
3/25 at 103.00 N/R   4,865,740
1,075 Indy Oak Tod Metropolitan District, Lakewood, Jefferson County,
Colorado, Limited Tax  General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A
6/25 at 103.00 N/R   1,014,768
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   443,885
500 Johnstown North Metropolitan District 2, Johnstown, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2022A, 7.000%,
8/15/52
12/27 at 103.00 N/R   508,615
1,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A-3,
4.500%, 12/01/50
9/26 at 103.00 N/R   726,080
2,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   1,997,600
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26
12/25 at 100.00 N/R   486,165
1,000 North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
12/25 at 103.00 N/R   900,660
515 North Vista Highlands Metropolitan District 3, Pueblo County, Colorado,
Limited Tax General Obligation Bonds, Series 2020, 5.125%,
12/01/49
3/25 at 103.00 N/R   473,367
Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019:
5,000 5.000%, 12/01/39 12/24 at 103.00 N/R   4,805,000
5,000 5.000%, 12/01/49 12/24 at 103.00 N/R   4,529,900
1,000 Palisade Metropolitan District 2, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%,
12/15/49
12/24 at 103.00 N/R   919,150
705 Penrith Park Metropolitan District, Adams County, Colorado, General
Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   641,571

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 4,445 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   $ 4,189,057
5,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2022A,
6.750%, 12/01/52
12/29 at 103.00 N/R   4,947,200
1,200 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Senior Series
2019A, 5.000%, 12/01/49
12/24 at 102.00 N/R   1,163,904
806 Sky Ranch Community Authority Board, Arapahoe County, Colorado,
Limited Tax Supported District 1 Revenue Bonds, Subordinate Series
2019B, 7.625%, 12/15/49
12/24 at 102.00 N/R   840,311
500 STC Metropolitan District 2, Superior, Boulder County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding & improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   452,355
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported and Special Revenue Bonds, Special District 3,
Series 2022, 6.750%, 12/01/53
12/27 at 103.00 N/R   1,013,510
760 Talon Pointe Metropolitan District, Adams County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Refunding & Improvement Series 2019A, 5.250%, 12/01/51
12/25 at 103.00 N/R   591,310
Thompson Crossing Metropolitan District 4, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax, Refunding & Improvement Series 2019:
1,400 5.000%, 12/01/39 9/24 at 103.00 N/R   1,328,796
2,125 5.000%, 12/01/49 9/24 at 103.00 N/R   1,880,030
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/51
3/26 at 103.00 N/R   805,160
1,000 Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R   907,240
1,000 Willow Bend Metropolitan District, City of Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A, 5.000%, 12/01/49
9/24 at 103.00 N/R   899,500
Total Colorado 76,337,072
District of Columbia - 3.3% (2.0% of Total Investments)
87,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
5/23 at 24.22 N/R   20,095,260
1,998 District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc.,
Series 2019A, 5.250%, 5/15/55, 144A
5/30 at 100.00 N/R   1,665,533
Total District of Columbia 21,760,793
Florida - 26.1% (15.5% of Total Investments)
Academical Village Community Development District, Davie, Florida,
Special Assessment Revenue Bonds, Series 2020:
2,000 3.625%, 5/01/40 5/30 at 100.00 N/R   1,617,100
1,000 4.000%, 5/01/51 5/30 at 100.00 N/R   770,030
Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, Franklin Academy Projects, Series 2020:
140 5.000%, 12/15/35, 144A 7/26 at 100.00 N/R   135,412
100 5.000%, 12/15/50, 144A 7/26 at 100.00 N/R   85,983

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 100 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Imagine School at Land O'Lakes Project, Series 2020A, 5.000%,
12/15/49, 144A
12/30 at 100.00 Ba1   $ 91,099
1,950 Capital Trust Agency, Florida, Educational Facilities Revenue Bonds,
Pineapple Cove Classical Academy, Series 2019A, 5.125%, 7/01/39,
144A
1/29 at 100.00 N/R   1,870,187
725 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
2018 1 (4)
6/28 at 100.00 N/R   94,248
1,000 Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior
Living Community Project, Series 2015A, 7.000%, 4/01/49 (4)
5/23 at 102.00 N/R   762,000
Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds,
Elim Senior Housing, Inc. Project, Series 2017:
1,490 5.625%, 8/01/37, 144A 8/24 at 103.00 N/R   1,164,495
3,735 5.875%, 8/01/52, 144A 8/24 at 103.00 N/R   2,630,934
2,085 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 6.125%, 6/01/43
6/23 at 100.00 BBB-   2,089,545
170 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 N/R   136,440
Epperson North Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,000 5.500%, 11/01/39, 144A 11/29 at 100.00 N/R   1,018,780
1,000 5.750%, 11/01/49, 144A 11/29 at 100.00 N/R   1,013,790
5,675 Escambia County Health Facilities Authority, Florida, Health Care
Facilities Revenue Bonds, Baptist Health Care Corporation Obligated,
Series 2020A, 4.000%, 8/15/45
2/30 at 100.00 BBB   5,073,223
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
165 5.000%, 6/15/24, 144A No Opt. Call N/R   161,819
2,500 5.875%, 6/15/34, 144A 6/24 at 100.00 N/R   2,203,825
5,795 6.000%, 6/15/44, 144A 6/24 at 100.00 N/R   4,769,169
Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies of Pasco County Inc., Series 2020A:
2,435 5.000%, 1/01/40, 144A 1/27 at 100.00 N/R   2,292,942
500 5.000%, 1/01/50, 144A 1/27 at 100.00 N/R   450,380
1,575 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Southwest Charter Foundation Inc Projects, Series
2017A, 6.000%, 6/15/37, 144A
6/27 at 100.00 N/R   1,475,192
40,325 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   38,335,768
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
8,535 6.250%, 1/01/49, (AMT), (Mandatory Put 1/01/24), 144A 5/23 at 101.00 N/R   8,480,376
3,200 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   3,043,040
42,090 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   39,722,437
7,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   7,371,375
10,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   10,127,700

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 3,000 Florida Development Finance Corporation, Senior Living Revenue
Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021,
5.000%, 6/01/51, 144A
6/28 at 103.00 N/R   $ 2,377,200
1,070 Lee County Industrial Development Authority, Florida, Charter School
Revenue Bonds, Lee County Community Charter Schools, Series
2007A, 5.250%, 6/15/27
5/23 at 100.00 BB   1,052,687
Lee County Industrial Development Authority, Florida, Healthcare
Facilities Revenue Bonds, Preserve Project, Series 2017A:
1,000 5.375%, 12/01/32, 144A 5/23 at 105.00 N/R   817,820
1,100 5.625%, 12/01/37, 144A 5/23 at 105.00 N/R   848,298
1,300 5.750%, 12/01/52, 144A 5/23 at 105.00 N/R   893,568
690 LT Ranch Community Development District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Series 2019, 4.000%, 5/01/40
5/30 at 100.00 N/R   594,476
2,425 Mandarin Grove Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2022 Project Series
2022, 6.625%, 5/01/53, 144A
5/42 at 100.00 N/R   2,524,231
Miami Health Facilities Authority, Florida, Health Facilities Revenue
Bonds, Miami Jewish Health System Inc. Project, Series 2017:
1,260 5.000%, 7/01/26 No Opt. Call BB+   1,211,503
1,000 5.000%, 7/01/27 No Opt. Call BB+   949,710
1,410 Miami World Center Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2017, 5.125%,
11/01/39
11/27 at 100.00 N/R   1,412,073
2,410 Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022, 6.200%, 5/01/53, 144A
11/30 at 100.00 N/R   2,457,670
2,135 Mirada Community Development District, Florida, Capital Improvement
Bonds,  Assessment Area 4 Series 2021, 3.250%, 5/01/32
No Opt. Call N/R   1,892,613
4,935 North Springs Improvement District, Browaard County, Florida, Special
Assessment Bonds, Area C, Series 2017, 5.000%, 5/01/38
5/28 at 100.00 N/R   4,919,307
500 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Capital Appreciation Series
2019A-2, 0.000%, 10/01/54
10/29 at 40.38 BBB-   88,050
100 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020, 3.875%,
5/01/40
5/30 at 100.00 N/R   83,766
125 Portico Community Development District, Lee County, Florida,
Special  Assessment, Refunding Improvement Series 2020-1, 3.500%,
5/01/37
5/30 at 100.00 N/R   103,369
2,325 Saint Johns County Industrial Development Authority, Florida, First
Mortgage Revenue Bonds, Presbyterian Retirement Communities
Obligated Group Project, Series 2020A, 4.000%, 8/01/55
8/25 at 103.00 A-   1,841,935
Seminole County Industrial Development Authority, Florida, Retirement
Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970 5.500%, 11/15/49 11/26 at 103.00 N/R   3,079,886
2,440 5.750%, 11/15/54 11/26 at 103.00 N/R   1,931,260
2,390 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50
5/29 at 100.00 N/R   2,136,254
70 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-2, 4.750%, 5/01/29
No Opt. Call N/R   69,907
1,645 Twin Creeks North Community Development District, Florida, Special
Assessment Bonds, Master Infrastructure Improvements, Series
2016A-1, 6.375%, 11/01/47
11/31 at 100.00 N/R   1,696,604

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 410 West Villages Improvement District, Florida, Special Assessment
Revenue Bonds, Unit of Development 1, Series 2017, 4.000%,
5/01/27
No Opt. Call N/R   $ 404,727
900 Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019, 4.125%,
5/01/38, 144A
5/29 at 100.00 N/R   809,316
Total Florida 171,183,519
Georgia - 2.0% (1.2% of Total Investments)
Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1:
1,250 6.500%, 1/01/29 (4) 1/28 at 100.00 N/R   562,500
7,030 6.750%, 1/01/35 (4) 1/28 at 100.00 N/R   3,163,500
18,430 7.000%, 1/01/40 (4) 1/28 at 100.00 N/R   8,293,500
441 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call Baa2   468,099
850 White County Development Authority, Georgia, Revenue Bonds Truett
McConnell University, Series 2019, 5.125%, 10/01/39
10/26 at 103.00 N/R   758,277
Total Georgia 13,245,876
Guam - 0.3% (0.2% of Total Investments)
2,105 Guam Government, General Obligation Bonds, Series 2019, 5.000%,
11/15/31, (AMT)
5/29 at 100.00 BB-   2,202,840
Total Guam 2,202,840
Hawaii - 0.2% (0.1% of Total Investments)
1,150 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3   987,839
Total Hawaii 987,839
Illinois - 15.1% (8.9% of Total Investments)
2,800 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38, (UB) (6)
1/26 at 100.00 BBB   2,833,348
5,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%,
1/01/49, (UB) (6)
1/29 at 100.00 BBB   5,211,600
3,965 Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand
Series 2007F, 0.000%, 1/01/42, (UB) (6)
1/25 at 100.00 Baa3   4,027,607
325 Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds,
Evergreen Plaza Development Project, Senior Lien Series 2019A,
4.375%, 12/01/36, 144A
12/29 at 100.00 N/R   278,301
10,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47, (UB) (6)
11/28 at 100.00 A   9,376,800
10,850 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project,
Refunding Series 2017, 5.250%, 5/15/54
5/24 at 103.00 N/R   7,865,707
5,000 Illinois Finance Authority, Student Housing Revenue Bonds, CHF-
Collegiate Housing Foundation - Cook LLC Northeastern Illinois
University Project, Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 B-   4,110,550
9,945 Illinois State, General Obligation Bonds, June Series 2022A, 5.500%,
3/01/47, (UB) (6)
3/32 at 100.00 Baa1   10,885,101
4,840 Illinois State, General Obligation Bonds, May Series 2018A, 5.000%,
5/01/32
5/28 at 100.00 Baa1   5,208,421

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 890 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 Baa1   $ 974,835
14,600 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/28
11/27 at 100.00 BBB+   15,679,816
7,935 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 5.000%, 6/15/50
12/29 at 100.00 BBB   8,023,634
10,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2012B, 0.000%, 12/15/50 - AGM
Insured
No Opt. Call A1   2,680,200
4,565 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 BBB   4,595,357
39,815 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM
Insured
No Opt. Call BBB   7,819,268
12,500 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/44 - AGM Insured
No Opt. Call BBB   4,716,125
500 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R   458,675
Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Series 2021:
425 4.000%, 10/01/39 - BAM Insured 4/31 at 100.00 Ba1   403,448
800 4.000%, 10/01/40 - BAM Insured 4/31 at 100.00 Ba1   749,336
700 4.000%, 10/01/41 - BAM Insured 4/31 at 100.00 Ba1   652,645
Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Second Lien Series 2020A:
150 4.000%, 1/01/38 1/30 at 100.00 AA-   149,115
120 4.000%, 1/01/39 1/30 at 100.00 AA-   118,339
1,000 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26
(4)
5/23 at 100.00 N/R   430,000
870 Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds,
Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 2007
650569
5/23 at 100.00 N/R   870,083
770 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113
Cannoball & Beecher, Series 2007, 5.750%, 3/01/28
5/23 at 100.00 N/R   770,077
Total Illinois 98,888,388
Indiana - 1.3% (0.8% of Total Investments)
140 Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee
at the Wigwam Project, Series 2020A, 5.375%, 1/01/40, 144A
1/27 at 102.00 N/R   112,973
2,700 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   2,681,856
3,105 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Earlham College, Refunding Series 2013A, 5.000%, 10/01/32
10/23 at 100.00 N/R   3,109,006
500 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020, 6.750%,
5/01/39, (AMT)
11/30 at 100.00 B1   561,785
2,325 Valparaiso, Indiana, Exempt Facilitiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
1/24 at 100.00 N/R   2,370,686
Total Indiana 8,836,306

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Iowa - 1.1% (0.7% of Total Investments)
$ 6,540 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
5/23 at 100.00 BB+   $ 6,307,568
1,100 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
5.000%, 12/01/50
12/29 at 103.00 BBB-   1,093,433
Total Iowa 7,401,001
Kansas - 1.1% (0.7% of Total Investments)
1,365 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A,
Series 2015, 5.750%, 9/01/32
9/25 at 100.00 N/R   1,282,253
6,475 Wyandotte County-Kansas City Unified Government, Kansas, Sales
Tax Special Obligation Bonds, Village East Project Areas 2B 3 and 5,
Series 2022, 5.750%, 3/01/41, 144A
3/29 at 103.00 N/R   6,142,509
Total Kansas 7,424,762
Louisiana - 1.3% (0.8% of Total Investments)
3,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Entergy Lousiana,
LLC Project, Refunding Series 2021B, 2.500%, 4/01/36
4/26 at 100.00 A   2,483,820
260 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake
Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A
6/27 at 100.00 N/R   217,175
2,365 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A,
5.000%, 7/01/47
7/27 at 100.00 A   2,403,526
Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane
University, Refunding Series 2020A:
235 4.000%, 4/01/50, (Pre-refunded 4/01/30) 4/30 at 100.00 N/R  (8) 256,413
15 4.000%, 4/01/50 4/30 at 100.00 A+   14,415
200 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2008, 6.100%, 6/01/38, (Mandatory Put 6/01/30), 144A
No Opt. Call BB-   215,814
1,235 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   1,335,615
800 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB-   865,176
695 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010B, 6.100%, 12/01/40, (Mandatory Put 6/01/30),
144A
No Opt. Call BB-   749,954
Total Louisiana 8,541,908
Maryland - 0.5% (0.3% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017:
1,480 5.000%, 9/01/24 No Opt. Call CCC+   1,473,681
1,000 5.000%, 9/01/39 9/27 at 100.00 CCC+   988,890
680 5.000%, 9/01/46 9/27 at 100.00 CCC+   640,927
Total Maryland 3,103,498
Massachusetts - 0.7% (0.4% of Total Investments)
1,620 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds,
Series 2019, 5.000%, 6/15/54
6/26 at 100.00 N/R   1,470,814
3,900 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2017, 5.000%, 7/01/47
7/27 at 100.00 B-   3,124,758
Total Massachusetts 4,595,572

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan - 0.5% (0.3% of Total Investments)
$ 40 Advanced Technology Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44
11/27 at 102.00 BB+   $ 36,006
74,130 Michigan Tobacco Settlement Finance Authority, Tobacco Settlement
Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term
Series 2008C, 0.000%, 6/01/58
6/33 at 11.41 N/R   3,054,897
Total Michigan 3,090,903
Minnesota - 1.0% (0.6% of Total Investments)
500 Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership
Academy Project, Series 2018A, 5.000%, 7/01/53
7/26 at 102.00 N/R   413,825
1,300 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos
Leadership Academy Project, Series 2015A, 5.750%, 7/01/46
7/25 at 100.00 N/R   1,126,853
2,440 Columbia Heights, Minnesota, Charter School Lease Revenue Bonds,
Prodeo Academy Project, Series 2019A, 5.000%, 7/01/54
7/27 at 102.00 N/R   2,064,460
130 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A, 5.250%,
12/01/52, 144A
12/27 at 100.00 N/R   111,169
30 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Northeast College Prep Project, Series 2020A, 5.000%, 7/01/40
7/30 at 100.00 N/R   26,810
2,040 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos
Academy, Series 2022A, 5.875%, 6/01/57, 144A
6/30 at 102.00 N/R   1,892,080
1,000 Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth
Health Services Project, Refunding Series 2020, 3.950%, 3/01/50
3/25 at 101.00 N/R   681,950
Total Minnesota 6,317,147
Mississippi - 0.4% (0.2% of Total Investments)
2,285 Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A, 5.000%, 9/01/46 (WI/DD,
Settling 5/15/23)
9/26 at 100.00 BBB+   2,296,174
Total Mississippi 2,296,174
Missouri - 0.2% (0.1% of Total Investments)
315 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital
Center, Refunding Series 2016, 4.000%, 8/01/38
8/26 at 100.00 Ba3   235,412
1,500 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF
Financing, Series 2018B, 5.000%, 2/01/50, 144A
2/28 at 100.00 N/R   1,095,285
Total Missouri 1,330,697
Nevada - 2.8% (1.6% of Total Investments)
9,385 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2018, 6.950%, 2/15/38, (AMT), 144A
8/28 at 100.00 N/R   8,433,079
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,744,520
Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Series 2017:
1,810 5.875%, 12/15/27, (AMT), 144A 2021 2021 No Opt. Call N/R   1,852,823
340 6.250%, 12/15/37, (AMT), 144A 12/27 at 100.00 N/R   305,949
2,750 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, 5.750%, 2/15/38, (AMT), 144A
8/29 at 100.00 N/R   2,186,333

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nevada (continued)
$ 28,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transportation Rail Access Corridor
Project, Series 2018C, 0.000%, 7/01/58, 144A
7/38 at 31.26 N/R   $ 3,591,280
Total Nevada 18,113,984
New Hampshire - 0.1% (0.0% of Total Investments)
470 National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%,
11/01/42, (AMT), 144A
7/23 at 100.00 B   410,188
Total New Hampshire 410,188
New Jersey - 3.8% (2.2% of Total Investments)
4,000 New Jersey Economic Development Authority Revenue Bonds, Black
Horse EHT Urban Renewal LLC Project, Series 2019A, 5.000%,
10/01/39, 144A
10/27 at 102.00 N/R   2,902,000
1,500 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.000%, 1/01/34
1/24 at 100.00 N/R   1,364,205
5,475 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R   3,940,960
7,500 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Refunding Series 2012,
5.750%, 9/15/27, (AMT)
5/23 at 100.00 BB-   7,521,450
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call A-   7,101,300
South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Subordinate Series 2017B:
1,260 5.000%, 1/01/37, (AMT) 1/28 at 100.00 A3   1,295,229
500 5.000%, 1/01/42, (AMT) 1/28 at 100.00 A3   508,450
Total New Jersey 24,633,594
New Mexico - 1.2% (0.7% of Total Investments)
9,500 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A, 3.000%,
8/01/48
8/29 at 100.00 Aa3   7,295,240
825 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   742,129
Total New Mexico 8,037,369
New York - 11.7% (6.9% of Total Investments)
950 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.250%, 11/01/34
11/24 at 100.00 BB-   860,586
2,910 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   2,302,741
1,590 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R   1,158,903
450 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2018A, 4.000%, 8/01/38
8/28 at 100.00 BBB-   383,679
36,150 Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%,
6/01/60, 144A
5/23 at 6.22 N/R   2,058,020
650 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School Project,
Series 2020A, 5.730%, 2/01/50
2/30 at 100.00 N/R   627,536

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,570 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1,
5.250%, 11/15/55
5/30 at 100.00 BBB+   $ 1,650,902
5,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014A-1, 5.250%, 11/15/39
11/23 at 100.00 BBB+   5,010,100
380 Monroe County Industrial Development Corporation, New York,
Revenue Bonds, Academy of Health Sciences Charter School Project,
Social Impact Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 N/R   370,143
7,250 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R   7,044,970
New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014:
3,235 5.150%, 11/15/34, 144A 11/24 at 100.00 N/R   3,238,688
6,960 5.375%, 11/15/40, 144A 11/24 at 100.00 N/R   6,965,359
1,740 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment
Project, Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2   1,742,105
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
6,690 5.000%, 8/01/26, (AMT) 5/23 at 100.00 B-   6,694,817
8,000 5.000%, 8/01/31, (AMT) 5/23 at 100.00 B-   8,009,760
875 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B-   885,124
1,450 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35, (AMT)
10/30 at 100.00 BB+   1,530,837
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R   1,118,500
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A:
2,950 5.000%, 1/01/32, (AMT) 1/26 at 100.00 C   2,259,257
4,000 5.000%, 1/01/33, (AMT) 1/26 at 100.00 C   3,049,680
3,320 5.000%, 1/01/35, (AMT) 1/26 at 100.00 C   2,458,095
2,775 5.000%, 1/01/36, (AMT) 1/26 at 100.00 C   2,054,194
16,200 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006,
5.000%, 6/01/48
6/27 at 100.00 N/R   15,021,126
Total New York 76,495,122
North Dakota - 0.2% (0.1% of Total Investments)
1,500 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C, 5.000%, 6/01/48
6/28 at 100.00 BB+   1,233,405
Total North Dakota 1,233,405
Ohio - 10.7% (6.3% of Total Investments)
69,235 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R   8,471,595
195 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 BBB+   143,432

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 13,070 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R   $ 12,200,976
7,610 Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines
Inc. Project, Series 1998, 5.375%, 9/15/27, (AMT)
5/23 at 100.00 BB-   7,631,764
Evans Farm New Communty Authority, Ohio, Community Development
Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020:
2,170 3.750%, 12/01/38 6/29 at 100.00 N/R   1,767,443
140 4.000%, 12/01/46 6/29 at 100.00 N/R   110,473
4,500 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel
Expansion Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB-   4,212,360
905 Hilliard Hickory Chase Community Authority, Ohio, Infustructure
Improvement Revenue Bonds, Hickory Chase Project, Senior Series
2019A, 5.000%, 12/01/40, 144A
12/29 at 100.00 N/R   822,084
3,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
5/23 at 100.00 Ba2   2,637,270
5,020 Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation
Project, Series 2009A, 5.700%, 8/01/23
No Opt. Call N/R   50
11,950 Ohio Air Quality Development Authority, Ohio, Exempt Facilities
Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%,
7/01/49, (AMT), 144A
7/29 at 100.00 B-   11,047,536
2,085 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009B, 3.100%, 9/01/23
No Opt. Call N/R   21
4,140 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 3.750%, 12/01/23 (4)
No Opt. Call N/R   41
16,350 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding
Series 2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call BBB-   15,841,842
2,010 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/35
- AGM Insured, (AMT)
6/25 at 100.00 A-   2,030,060
2,470 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Generating Corporation Project, Refunding Series 2006A,
3.000%, 5/15/49 (4)
No Opt. Call N/R   25
2,000 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding
Series 2010C, 4.000%, 6/01/33
No Opt. Call N/R   20
2,510 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R   25
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R   789,750
2,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   1,492,640
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   926,590
Total Ohio 70,125,997

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma - 1.3% (0.8% of Total Investments)
$ 975 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 BB-   $ 920,780
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017,
5.250%, 11/15/45
11/25 at 102.00 BBB-   1,000,770
2,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2000B, 5.500%, 6/01/35, (AMT)
6/23 at 100.00 N/R   2,475,891
860 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2001B, 5.500%, 12/01/35, (AMT)
6/23 at 100.00 N/R   860,258
3,475 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT),
(Mandatory Put 6/01/25)
6/25 at 100.00 B-   3,502,835
Total Oklahoma 8,760,534
Oregon - 0.1% (0.1% of Total Investments)
100 Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy
Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 102.00 N/R   88,200
1,000 Yamhill County Hospital Authority, Oregon, Revenue Bonds,
Friendsview Retirement Community, Refunding Series 2021A,
5.000%, 11/15/56
11/28 at 103.00 N/R   725,820
Total Oregon 814,020
Pennsylvania - 5.7% (3.4% of Total Investments)
1,125 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
5/23 at 100.00 B1   1,130,040
6,995 Allegheny County Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corp., Refunding Series 2019, 5.125%, 5/01/30
No Opt. Call B1   7,141,196
335 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   341,811
Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A:
3,300 4.375%, 1/01/35, (Mandatory Put 7/01/33) No Opt. Call BBB-   3,298,482
560 3.500%, 4/01/41 (4) No Opt. Call N/R   6
1,440 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R   14
1,025 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)
No Opt. Call N/R   10
5,355 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Series 2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R   54
1,555 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   1,154,074
2,565 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 BB+   2,273,437
3,100 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Reading Hospital & Medical Center Project, Series 2012A, 5.000%,
11/01/44
5/23 at 100.00 B   1,918,125

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 1,000 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A,
5.000%, 12/01/30
12/25 at 100.00 N/R   $ 940,330
Chester County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Collegium Charter School Project, Series 2017A:
1,870 5.125%, 10/15/37 4/27 at 100.00 BB   1,820,613
3,250 5.250%, 10/15/47 4/27 at 100.00 BB   2,941,283
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019:
2,160 5.000%, 1/01/39 1/25 at 104.00 N/R   1,936,353
1,240 5.000%, 1/01/45 1/25 at 104.00 N/R   1,063,821
3,555 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   3,572,739
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R   1,549,238
1,720 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R   1,549,238
1,260 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   1,041,881
6,950 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 N/R   2,224,000
1,025 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/27
11/25 at 100.00 N/R   1,067,035
545 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A,
5.375%, 6/15/50, 144A
12/27 at 100.00 N/R   474,423
Total Pennsylvania 37,438,203
Puerto Rico - 13.6% (8.0% of Total Investments)
1,365 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R   1,351,254
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2012A:
2,070 3.957%, 7/01/29 (4) 5/23 at 100.00 D   1,459,350
3,170 3.957%, 7/01/42 (4) 5/23 at 100.00 D   2,234,850
1,000 3.961%, 7/01/42 (4) 5/23 at 100.00 D   705,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT:
130 3.957%, 7/01/21 (4) No Opt. Call N/R   90,350
3,750 3.957%, 7/01/26 (4) 5/23 at 100.00 D   2,643,750
310 3.957%, 7/01/32 (4) 5/23 at 100.00 D   218,550
1,860 3.957%, 7/01/37 (4) 5/23 at 100.00 D   1,311,300
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010AAA:
1,124 3.978%, 7/01/28 (4) 5/23 at 100.00 D   792,420
468 3.978%, 7/01/29 (4) 5/23 at 100.00 D   329,940
346 3.978%, 7/01/31 (4) 5/23 at 100.00 D   243,930

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010CCC:
$ 2,995 3.957%, 7/01/28 (4) 5/23 at 100.00 D   $ 2,111,475
500 3.978%, 7/01/28 (4) 5/23 at 100.00 D   352,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX:
100 3.978%, 7/01/27 (4) 5/23 at 100.00 D   70,500
4,000 3.978%, 7/01/35 (4) 5/23 at 100.00 D   2,820,000
400 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010ZZ, 3.978%, 7/01/24 (4)
5/23 at 100.00 D   282,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2013A:
5,000 4.123%, 7/01/33 (4) 7/23 at 100.00 D   3,575,000
10,000 4.102%, 7/01/36 (4) 7/23 at 100.00 D   7,150,000
1,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2016A-4-RSA-1, 4.371%, 7/01/19 (4)
No Opt. Call N/R   722,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
373 3.988%, 7/01/23 (4) 5/23 at 100.00 D   262,499
190 3.988%, 7/01/23 (4) No Opt. Call N/R   132,525
25 3.978%, 7/01/33 (4) 5/23 at 100.00 D   17,625
4,500 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R   4,346,100
5,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R   2,987,650
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
22,702 0.000%, 7/01/46 7/28 at 41.38 N/R   6,203,107
17,551 0.000%, 7/01/51 7/28 at 30.01 N/R   3,587,114
1,000 5.000%, 7/01/58 7/28 at 100.00 N/R   965,675
1,000 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022, 0.000%,
11/01/51
No Opt. Call N/R   472,500
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
0 (9) 5.625%, 7/01/27 No Opt. Call N/R   3
240 5.750%, 7/01/31 No Opt. Call N/R   256,973
23,533 0.000%, 7/01/33 7/31 at 89.94 N/R   13,764,468
15,704 4.000%, 7/01/33 7/31 at 103.00 N/R   14,404,397
0 (9) 4.000%, 7/01/37 7/31 at 103.00 N/R   331
5,182 4.000%, 7/01/41 7/31 at 103.00 N/R   4,365,017
2,012 4.000%, 7/01/46 7/31 at 103.00 N/R   1,637,172
13,955 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43 2022 1
No Opt. Call N/R   6,576,373
500 University of Puerto Rico, University System Revenue Bonds, Series
2006Q, 5.000%, 6/01/24
5/23 at 100.00 CC   496,885
Total Puerto Rico 88,941,083
South Carolina - 0.3% (0.2% of Total Investments)
430 Berkeley County, South Carolina, Special Assessment Revenue Bonds,
Nexton Improvement District, Series 2019, 4.375%, 11/01/49
11/29 at 100.00 N/R   354,109
400 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Hilton Head Christian Academy, Series
2020, 5.000%, 1/01/55, 144A
1/30 at 100.00 N/R   338,104

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
$ 1,450 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Palmetto Scholars Academy Project,
Series 2015A, 5.125%, 8/15/35, 144A
2/25 at 100.00 BB   $ 1,320,153
Total South Carolina 2,012,366
Tennessee - 2.0% (1.2% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B,
0.000%, 12/01/31, 144A
No Opt. Call N/R   619,020
5,000 Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42,
144A
12/26 at 100.00 N/R   4,558,750
1,587 Knox County Health, Educational, and Housing Facilities Board,
Tennessee, Revenue Bonds, Provision Center for Proton Therapy
Project, Series 2014, 5.250%, 5/01/25, 144A 2014 2014 (4)
11/24 at 100.00 N/R   159
1,000 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46 (4)
7/27 at 100.00 N/R   620,840
6,590 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A   6,699,921
1,500 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 6.500%, 6/01/27, 144A (4)
No Opt. Call N/R   330,000
Total Tennessee 12,828,690
Texas - 3.7% (2.2% of Total Investments)
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding First Tier Series 2017A:
500 5.000%, 1/01/31 1/27 at 100.00 BB+   516,085
500 5.000%, 1/01/32 1/27 at 100.00 BB+   515,760
Austin Convention Enterprises Inc., Texas, Convention Center Hotel
Revenue Bonds, Refunding Second Tier Series 2017B:
540 5.000%, 1/01/25 No Opt. Call B   538,170
475 5.000%, 1/01/29 1/27 at 100.00 B   478,985
850 5.000%, 1/01/34 1/27 at 100.00 B   855,848
4,665 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Continental Airlines Inc. - Terminal Improvement Project, Refunding
Series 2011, 6.500%, 7/15/30, (AMT)
5/23 at 100.00 BB-   4,678,342
650 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%,
7/01/29, (AMT)
7/24 at 100.00 BB-   652,035
250 Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public
Improvement District Southern Improvement Area Project, Series
2017, 4.750%, 9/01/37, 144A
9/26 at 100.00 N/R   240,432
200 Manor, Texas, Special Assessment Revenue Bonds, Lagos Public
Improvement District Major Improvement Area Project, Series 2020,
4.625%, 9/15/49, 144A
9/30 at 100.00 N/R   178,710
520 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Beta Academy, Series 2019A, 5.000%,
8/15/49, 144A
8/24 at 100.00 N/R   472,638
70 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-1, 7.500%, 11/15/37
No Opt. Call N/R   55,166

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 445 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021A-2, 7.500%, 11/15/36
No Opt. Call N/R   $ 370,956
4,006 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Buckingham Senior Living
Community, Inc. Project, Series 2021B, 5.625%, 11/15/61
11/26 at 105.00 N/R   1,730,143
12,025 New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1, 5.500%, 1/01/57
1/28 at 103.00 N/R   8,628,779
625 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R  (8) 662,200
400 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/29, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R  (8) 406,200
110 North Richland Hills, Texas, Special Assessment Revenue Bonds,
City Point Public Improvement District Zone B Project, Series 2019,
5.375%, 9/01/50, 144A
9/30 at 100.00 N/R   106,773
145 Royse CIty, Rockwall County, Texas, Special Assessment Revenue
Bonds, Waterscape Public improvement District Improvement Area 2
Project, Series 2019, 4.750%, 9/15/49, 144A
9/27 at 100.00 N/R   135,459
Tarrant County Cultural Education Facilities Finance Corporaton, Texas,
Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project,
Series 2016A:
1,000 0.000%, 2/15/41 (4) 2/27 at 100.00 N/R   550,000
4,575 0.000%, 2/15/48 (4) 2/27 at 100.00 N/R   2,516,250
Total Texas 24,288,931
Utah - 0.8% (0.4% of Total Investments)
2,000 Military Installation Development Authority, Utah, Tax Allocation
Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52
9/26 at 103.00 N/R   1,435,140
1,000 Utah Charter School Finance Authority, Charter School Revenue
Bonds, Leadership Learning Academy Project, Series 2019A, 5.000%,
6/15/50, 144A
6/27 at 102.00 N/R   886,290
2,500 Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc.,
Series 2020A, 5.000%, 5/15/43
5/30 at 100.00 AA+   2,667,800
Total Utah 4,989,230
Virgin Islands - 3.3% (1.9% of Total Investments)
3,085 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/39 (WI/DD,
Settling 5/24/23)
10/32 at 100.00 N/R   3,037,337
710 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32
5/23 at 100.00 N/R   635,982
16,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/30, 144A
10/24 at 100.00 N/R   14,373,120
295 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/24, 144A
No Opt. Call N/R   290,159
2,000 Virgin Islands Water and Power Authority, Electric System Revenue
Bonds, Bond Anticipation Notes, Senior Series 2021A, 6.750%,
7/01/26, 144A
No Opt. Call N/R   1,921,240

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Virgin Islands (continued)
$ 1,400 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R   $ 1,349,880
Total Virgin Islands 21,607,718
Virginia - 1.1% (0.7% of Total Investments)
Roanoke Economic Development Authority, Virginia Residential Care
Facility Revenue Bonds, Richfield Living, Series 2020:
5,870 5.000%, 9/01/50 (4) 9/27 at 103.00 N/R   3,698,335
4,840 5.125%, 9/01/55 (4) 9/27 at 103.00 N/R   3,033,421
580 Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student Housing
Project, Series 2019B, 6.525%, 7/01/52, 144A , (cash 7.500%, PIK
7.500%)
No Opt. Call N/R   543,609
Total Virginia 7,275,365
Washington - 0.3% (0.2% of Total Investments)
1,125 Port of Seattle Industrial Development Corporation, Washington,
Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc.
Project, Series 2012, 5.000%, 4/01/30, (AMT)
5/23 at 100.00 BB   1,125,563
1,000 Washington State Housing Finance Commission, Nonprofit Housing
Revenue Bonds, Rockwood Retirement Communities Project, Series
2020A, 5.000%, 1/01/51, 144A
1/26 at 103.00 N/R   716,310
Total Washington 1,841,873
West Virginia - 0.7% (0.4% of Total Investments)
Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A:
3,000 5.500%, 6/01/37, 144A 6/27 at 100.00 N/R   3,062,850
625 5.750%, 6/01/43, 144A 6/27 at 100.00 N/R   639,069
1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   984,810
Total West Virginia 4,686,729
Wisconsin - 9.9% (5.8% of Total Investments)
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
21st Century Public Academy Project, Series 2020A:
750 5.000%, 6/01/40, 144A 6/28 at 102.00 N/R   666,090
1,340 5.000%, 6/01/49, 144A 6/28 at 102.00 N/R   1,109,359
365 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R   323,259
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A:
3,000 5.000%, 6/15/36, 144A 6/26 at 100.00 N/R   2,605,140
4,240 5.000%, 6/15/46, 144A 6/26 at 100.00 N/R   3,259,161
3,315 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Uwharrie Charter Academy, North Carolina, Series 2022A, 5.000%,
6/15/52, 144A
6/32 at 100.00 Ba2   2,910,404
2,000 Public Finance Authority of Wisconsin, Educational Facilities Revenue
Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A
10/29 at 100.00 N/R   1,684,620
Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A:
14,695 3.125%, 8/01/27, 144A (4) No Opt. Call N/R   11,223,306

Nuveen Municipal Credit Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NMCO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
$ 2,375 6.750%, 8/01/31, 144A (4) No Opt. Call N/R   $ 1,306,250
Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
555 6.500%, 12/01/37, 144A 12/27 at 100.00 N/R   480,375
15,915 7.000%, 12/01/50, 144A 12/27 at 100.00 N/R   13,822,814
215 Public Finance Authority of Wisconsin, Retirement Facility Revenue
Bonds, Shalom Park Development Project, Series 2019, 0.000%,
12/31/24, 144A
No Opt. Call N/R   12,900
1,000 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A (4)
10/27 at 100.00 N/R   400,000
1,765 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 BBB   1,810,149
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton
Therapy Center, Senior Series 2018A, 7.000%, 7/01/48, 144A
7/28 at 100.00 N/R   1,631,720
Public Finance Authority of Wisconsin, Revenue Bonds, Roseman
University of Health Sciences, Series 2020:
600 5.000%, 4/01/50, 144A 4/30 at 100.00 BB   557,292
35 5.000%, 4/01/50, (Pre-refunded 4/01/30), 144A 4/30 at 100.00 N/R  (8) 40,394
8,930 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.250%,
7/01/54, (AMT)
7/31 at 100.00 N/R   6,548,815
Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland
Proton Treatment Center, Series 2018A-1:
5,885 6.125%, 1/01/33, 144A 1/28 at 100.00 N/R   3,619,275
250 6.250%, 1/01/38, 144A 1/28 at 100.00 N/R   153,750
8,735 6.375%, 1/01/48, 144A 1/28 at 100.00 N/R   5,372,025
Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Junior Series 2020D:
6,225 0.000%, 12/15/45 - AGM Insured 12/30 at 56.77 A1   2,111,209
4,500 0.000%, 12/15/60 - AGM Insured 12/30 at 29.95 A1   659,475
3,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A,
5.000%, 11/01/46
11/26 at 103.00 N/R   2,391,600
Total Wisconsin 64,699,382
Total Municipal Bonds (cost $1,138,789,165) 1,038,832,643
Shares Description (1) Value
X 66,652,564 COMMON STOCKS - 10.2% (6.0% of Total Investments)
X 66,652,564
Independent Power and Renewable Electricity Producers - 10.2% (6.0% of Total Investments)
859,113 Energy Harbor Corp (10),(11) $ 66,652,564
Total Independent Power and Renewable Electricity Producers 66,652,564
Total Common Stocks (cost $24,407,228) 66,652,564

Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 2,007,118 CORPORATE BONDS - 0.3% (0.2% of Total Investments)
X 2,007,118
Independent Power And Renewable Electricity Producers - 0.3% (0.2% of Total Investments)
$ 6,272 Talen Energy Corp 0.000% 8/31/23 N/R $ 2,007,118
Total Independent Power And Renewable Electricity Producers 2,007,118
Total Corporate Bonds (cost $–) 2,007,118
Total Long-Term Investments (cost $1,163,196,393) 1,107,492,325
Floating Rate Obligations - (3.9)% (25,350,000)
MFP Shares, Net - (68.6)%(12) (449,072,865)
Other Assets & Liabilities, Net -   3.3% 21,548,932
Net Assets Applicable to Common Shares - 100% $ 654,618,392
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) Principal Amount (000) rounds to less than $1,000.
(10) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development
Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35,
Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project,
Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation
Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control
Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development
Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33,
Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010C, 4.000%, 6/01/33. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) MFP Shares, Net as a percentage of Total Investments is 40.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments April 30, 2023
(Unaudited)
NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 133.1%   (100.0% of Total Investments)
X 771,399,912 MUNICIPAL BONDS - 117.5% (88.2% of Total Investments)
X 771,399,912
Alabama - 1.2% (0.9% of Total Investments)
$ 2,360 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Green Series 2020, 6.375%, 11/01/50, (AMT), (Mandatory
Put 11/01/30)
No Opt. Call B1   $ 2,597,959
4,960 Mobile County, Alabama, Limited Obligation Warrants, Gomesa
Projects, Series 2020, 4.000%, 11/01/45, 144A
11/29 at 100.00 N/R   4,331,022
855 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A 2021 2021
5/29 at 100.00 N/R   783,662
Total Alabama 7,712,643
Arizona - 6.3% (4.7% of Total Investments)
2,580 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Series
2021B, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   1,890,418
4,070 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021A, 5.000%, 7/01/51, 144A
7/28 at 103.00 N/R   3,052,378
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Heritage Academy - Gateway and Laveen Pojects, Taxable
Series 2021C, 6.000%, 7/01/29, 144A
No Opt. Call N/R   931,420
Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Mater Academy of Nevada - Bonanza Campus Project, Series
2020A:
920 5.000%, 12/15/40, 144A 12/28 at 100.00 BB   897,846
1,500 5.000%, 12/15/50, 144A 12/28 at 100.00 BB   1,392,000
1,500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 5.000%,
7/01/55, 144A
7/28 at 100.00 BB-   1,268,535
4,500 Arizona Industrial Development Authority, Arizona, Hotel Revenue
Bonds, Provident Group ? Falcon Properties LLC, Project, Senior
Series 2022A-1, 4.000%, 12/01/51, 144A
12/31 at 100.00 BB   3,514,995
5,085 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2022-
2, 5.000%, 9/01/52, (AMT), (Mandatory Put 9/01/27)
3/27 at 100.00 A   5,300,045
1,090 Coconino County Industrial Development Authority, Arizona, Education
Revenue Bonds, Flagstaff Arts & Leadership Academy Project,
Refunding Series 2020, 5.500%, 7/01/40, 144A
7/28 at 100.00 N/R   925,116
1,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University Projects,
Series 2020, 5.250%, 10/01/40, 144A
10/27 at 103.00 N/R   987,590
3,405 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/55, 144A
9/30 at 100.00 Ba2   2,745,281
2,140 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, American Leadership Academy Project,
Refunding Series 2022. Forward Delivery, 4.000%, 6/15/41, 144A
6/26 at 100.00 N/R   1,753,216

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Edkey Charter Schools Project, Refunding
Series 2020:
$ 5,265 5.000%, 7/01/35, 144A 7/26 at 103.00 N/R   $ 5,212,613
6,800 5.000%, 7/01/40, 144A 7/26 at 103.00 N/R   6,393,836
4,580 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Synergy Public Charter School Project, Series
2020-1, 5.000%, 6/15/50, 144A
6/28 at 100.00 N/R   3,964,494
Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A:
400 4.000%, 4/01/39 4/31 at 100.00 A   386,692
800 4.000%, 4/01/40 4/31 at 100.00 A   769,480
Total Arizona 41,385,955
Arkansas - 1.8% (1.3% of Total Investments)
4,500 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 BB-   4,493,070
8,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 BB-   7,180,080
Total Arkansas 11,673,150
California - 10.4% (7.8% of Total Investments)
2,000 Alvord Unified School District, Riverside County, California, General
Obligation Bonds, Refunding Series 2002A, 5.900%, 8/01/30 - NPFG
Insured
No Opt. Call A1   2,183,400
1,205 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/26
No Opt. Call BBB   1,214,989
1,960 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023C, 5.250%, 1/01/54, (Mandatory
Put 10/01/31)
10/30 at 100.65 Baa1   2,047,534
3,815 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R   2,945,562
10,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Sonoma County Tobacco Securitization
Corporation, Series 2020B-2, 0.000%, 6/01/55
12/30 at 34.02 N/R   2,044,400
5,500 California Infrastructure and Economic Development Bank, Revenue
Bonds, Los Angeles County Museum of Natural History Foundation,
Series 2020, 3.000%, 7/01/50
7/30 at 100.00 A2   4,094,805
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R   192,308
2,750 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/47, (AMT)
6/28 at 100.00 BBB-   2,786,712
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call BB-   6,826,750
5,000 California Public Finance Authority, Charter School Lease Revenue
Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%,
7/01/55, 144A
7/28 at 100.00 N/R   4,014,950
465 California Public Finance Authority, Senior Living Revenue Bonds, Enso
Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
11/29 at 102.00 N/R   399,017

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 2,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools ? Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R   $ 1,485,340
1,000 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Refunding Series 2023B, 5.000%, 12/01/35
12/32 at 100.00 A+   1,192,610
6,680 California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Series 2021D, 5.000%, 11/01/46
11/31 at 100.00 A+   7,350,672
California State, General Obligation Bonds, Various Purpose Refunding
Series 2023:
1,105 4.000%, 10/01/42 4/33 at 100.00 AA-   1,129,232
5,910 5.000%, 10/01/42 4/33 at 100.00 AA-   6,763,286
3,935 California State, General Obligation Bonds, Various Purpose Series
2023, 5.250%, 10/01/45
4/33 at 100.00 AA-   4,569,086
6,180 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Center City Anaheim, Series 2020A,
5.000%, 1/01/54, 144A
1/31 at 100.00 N/R   5,087,376
160 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%,
6/01/51
12/31 at 100.00 BBB+   167,603
2,750 Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 5.000%,
9/01/40 (WI/DD, Settling 5/04/23)
9/33 at 100.00 AA-   3,138,025
1,280 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 AA-   1,403,610
985 Northstar Community Services District, Calfornia, Special Tax Bonds,
Community Facilities District 1, Series 2006, 1.250%, 9/01/37 2006 1
(4)
9/23 at 100.00 N/R   404,027
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1:
1,070 5.000%, 9/01/42 - AGM Insured 9/29 at 103.00 AA   1,194,494
525 5.250%, 9/01/52 - AGM Insured 9/29 at 103.00 AA   587,239
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate
Series 2022B-2:
1,070 5.000%, 9/01/42 9/29 at 103.00 N/R   1,043,806
1,805 5.250%, 9/01/47 9/29 at 103.00 N/R   1,801,372
1,000 5.000%, 9/01/52 9/29 at 103.00 N/R   954,530
750 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%,
6/15/41
6/30 at 100.00 A1   599,205
San Jose, California, Airport Revenue Bonds, Taxable Refunding Series
2021C:
290 2.310%, 3/01/30 No Opt. Call A   250,230
420 3.290%, 3/01/41 3/31 at 100.00 A   326,512
Total California 68,198,682
Colorado - 17.1% (12.8% of Total Investments)
2,370 64th Avenue ARI Authority, Adams County, Colorado, Special Revenue
Bonds, Series 2020, 6.500%, 12/01/43
12/25 at 103.00 N/R   2,272,877
480 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R   372,282

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,240 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible
to Unlimited Tax Series 2018A, 5.000%, 12/01/38
12/23 at 103.00 N/R   $ 1,209,211
1,060 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
9/25 at 103.00 N/R   935,588
2,285 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2020B, 7.750%,
12/15/50
9/25 at 103.00 N/R   2,114,585
5,220 Aurora Highlands Community Authority Board, Adams County,
Colorado, Special Tax Revenue Bonds, Refunding & Improvement
Series 2021A, 5.750%, 12/01/51
12/28 at 103.00 N/R   4,727,389
499 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A, 4.000%, 12/01/29
9/24 at 103.00 N/R   469,419
1,725 Belford North Metropolitan District, Douglas County, Colorado, General
Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
12/25 at 103.00 N/R   1,546,342
1,000 Bennett Ranch Metropolitan District 1, Adams County, Colorado,
General Obligation Limited Tax Bonds, Convertible to Unlimited Tax
Series 2021A, 5.000%, 12/01/51
3/26 at 103.00 N/R   871,030
734 Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2018A, 5.250%, 12/01/48
12/23 at 103.00 N/R   663,316
500 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series
2020, 5.000%, 12/01/40, 144A
12/25 at 103.00 N/R   479,080
1,000 Broadway Station Metropolitan District 2, Denver City and County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Series 2019A, 5.125%, 12/01/48
6/24 at 103.00 N/R   772,330
1,500 Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Junior Subordinate
Series 2016, 7.000%, 12/15/57
5/23 at 100.00 N/R   1,030,095
1,755 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R   1,524,990
1,450 Citadel on Colfax Business Improvement District, Aurora, Colorado,
Special Revenue and Tax Supported Bonds, Senior Series 2020A,
5.350%, 12/01/50
12/25 at 103.00 N/R   1,314,570
Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, New Summit Charter Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R   83,204
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R   75,498
1,000 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Global Village Academy - Northglenn Project, Series 2020, 5.000%,
12/01/50, 144A
12/30 at 100.00 N/R   864,940
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54,
144A
12/26 at 103.00 N/R   341,960
16,000 Colorado International Center Metropolitan District 8, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2020,
6.500%, 12/01/50
9/25 at 103.00 N/R   14,678,240
6,500 Crystal Valley Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2020A, 3.000%, 12/01/49 - AGM Insured
12/30 at 100.00 A1   4,878,445
656 Dacono Urban Renewal Authority, Weld County, Colorado, Tax
Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39
12/25 at 103.00 N/R   622,288

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
Denver City and County, Colorado, Airport System Revenue Bonds,
Series 2022A:
$ 1,000 5.000%, 11/15/31, (AMT) No Opt. Call AA-   $ 1,128,570
1,355 5.500%, 11/15/40, (AMT) 11/32 at 100.00 AA-   1,532,017
4,000 Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34,
144A
9/27 at 103.00 N/R   4,036,840
1,000 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R   940,220
Fourth North Business Improvement District, Silverthorne, Summit
County, Colorado, Special Revenue and Tax Supported Bonds,
Refunding & Improvement Senior Series 2022A:
1,425 5.250%, 12/01/32 12/30 at 102.00 N/R   1,415,410
1,200 5.750%, 12/01/52 12/30 at 102.00 N/R   1,171,596
2,000 Future Legends Sports Park Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
6/25 at 103.00 N/R   1,721,100
1,000 Great Western Metropolitan District 5, Colorado, General Obligation
Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%,
12/01/50
12/25 at 102.00 N/R   861,220
5,250 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Subordinate Series 2020B,
5.750%, 12/15/50
12/23 at 103.00 N/R   5,083,837
2,000 Jones District Community Authority Board, Centennial, Colorado,
Special Revenue Convertible Capital Appreciaiton Bonds, Series
2020A, 5.750%, 12/01/50
12/25 at 103.00 N/R   1,687,320
1,000 Kinston Metropolitan District 5, Loveland, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A, 5.125%,
12/01/50
12/25 at 103.00 N/R   801,980
1,380 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2019A,
5.000%, 12/01/39
9/24 at 103.00 N/R   1,325,807
3,000 Ledge Rock Center Commercial Metropolitan District (In the Town of
Johnstown, Weld County, Colorado), Limited Tax General Obligation
Bonds, Series 2022, 7.375%, 11/01/52, 144A
11/29 at 103.00 N/R   2,996,400
Mayberry Community Authority, Colorado Springs, El Paso County,
Colorado, Special Revenue Bonds, Series 2021A:
500 5.000%, 12/01/41 6/26 at 103.00 N/R   457,645
500 5.000%, 4/15/51 6/26 at 103.00 N/R   429,005
500 Meadowbrook Heights Metropolitan District, Jefferson County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A(3),
4.875%, 12/01/51
9/26 at 103.00 N/R   392,175
480 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/49
3/25 at 103.00 N/R   433,171
North Range Metropolitan District 3, Adams County, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-3:
2,000 5.000%, 12/01/40 12/25 at 103.00 N/R   1,835,320
1,810 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A,
5.000%, 12/01/50
12/25 at 103.00 N/R   1,577,650
285 Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A,
5.000%, 12/01/51, 144A
3/26 at 103.00 N/R   248,013

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,100 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A-1,
7.500%, 12/01/52
12/27 at 103.00 N/R   $ 1,101,144
925 Pinon Pines Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40
9/25 at 103.00 N/R   880,267
7,040 Pioneer Community Authority Board (Weld County, Colorado), Special
Revenue Bonds, Series 2022, 6.500%, 12/01/34
6/29 at 103.00 N/R   6,634,637
3,665 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017, 5.000%, 12/01/42
12/27 at 100.00 A1   3,838,868
2,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R   1,557,640
1,000 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.750%, 12/01/40
12/25 at 102.00 N/R   807,960
740 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Subordinate Series 2020B, 7.125%,
12/15/50
12/25 at 102.00 N/R   710,045
Sterling Ranch Metropolitan District 1, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2020:
2,350 5.000%, 12/01/40 12/25 at 103.00 N/R   2,210,809
2,300 5.125%, 12/01/50 12/25 at 103.00 N/R   2,058,523
2,175 Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited
Tax General Obligation Bonds, Series 2020, 5.000%, 12/01/50
12/25 at 103.00 N/R   1,909,846
496 Tallman Gulch Metropolitan District,  Douglas County, Colorado,
Limited Tax General Obligation Refunding and Improvement
Bonds,Subordinate Limited Tax General Obligation Bonds, Series
2018A, 5.250%, 12/01/47
5/23 at 103.00 N/R   480,678
1,000 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 5.500%, 12/01/51
3/26 at 103.00 N/R   753,480
1,270 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1,
5.000%, 12/01/41
3/26 at 103.00 N/R   1,139,317
5,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Convertible Capital Appreciation
Series 2020A-2, 6.000%, 12/01/50
12/23 at 81.31 N/R   3,390,950
10,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
12/23 at 103.00 N/R   9,212,200
1,500 Verve Metropolitan District 1, Jefferson County and the City and County
of Broomfield, Colorado, General Obligation Bonds, Refunding and
Improvement Limited Tax Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R   1,318,335
2,000 Windler Public Improvement Authority, Aurora, Colorado, Limited Tax
Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51, 144A
9/26 at 103.00 N/R   1,221,960
983 Woodmen Heights Metropolitan District 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Taxable Converting to Tax-
Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40
12/25 at 103.00 N/R   931,402
Total Colorado 112,081,036
Connecticut - 0.2% (0.1% of Total Investments)
1,255 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2016B-1, 2.950%, 11/15/31
11/25 at 100.00 AAA   1,189,991
Total Connecticut 1,189,991

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia - 1.7% (1.3% of Total Investments)
$ 3,375 District of Columbia, Income Tax Secured Revenue Bonds, Refunding
Forward Delivery Series 2022C, 5.000%, 12/01/36
12/32 at 100.00 Aa1   $ 3,951,855
5,420 District of Columbia, Income Tax Secured Revenue Bonds, Series
2022A, 5.500%, 7/01/47
7/32 at 100.00 Aa1   6,238,420
1,000 Washington Convention and Sports Authority, Washington D.C.,
Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A,
4.000%, 10/01/37
10/30 at 100.00 A+   1,014,990
Total District of Columbia 11,205,265
Florida - 14.1% (10.6% of Total Investments)
1,000 Ave Maria Stewardship Community District, Florida, Bond Anticipation
Notes, Phase 4 Master Improvements Project, Series 2021, 3.500%,
5/01/26, 144A
5/23 at 100.00 N/R   972,190
1,565 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project, Series
2021, 3.750%, 5/01/41
5/31 at 100.00 N/R   1,288,809
1,310 Banyan Cay Community Development District, West Palm Beach,
Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51
11/30 at 100.00 N/R   1,021,813
Capital Trust Agency, Florida, Educational Facilities Lease Revenue
Bonds, South Tech Schools Project, Series 2020A:
1,235 5.000%, 6/15/40, 144A 6/27 at 100.00 N/R   1,124,826
1,260 5.000%, 6/15/55, 144A 6/27 at 100.00 N/R   1,068,782
Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood
School Inc, Series 2021:
250 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R   183,923
450 4.200%, 8/15/56, 144A 8/28 at 100.00 N/R   331,789
500 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R   361,245
1,000 Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical
Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A
6/30 at 100.00 N/R   707,620
5,060 Currents Community Development District, Collier County, Florida,
Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41,
144A
No Opt. Call N/R   4,443,338
1,500 Cypress Park Estates Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/32 at 100.00 N/R   1,172,445
2,500 Cypress Preserve Community Development District, Pasco County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2019,
4.125%, 11/01/50
11/29 at 100.00 N/R   2,006,475
1,000 Edgewater East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Assessment Area 1
Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   782,220
10,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Discovery High School Project, Series 2020A,
5.000%, 6/01/55, 144A
6/29 at 100.00 N/R   8,684,500
19,650 Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Brightline Passenger Rail
Project, Green Series 2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R   18,680,665
Florida Development Finance Corporation, Florida, Surface
Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail
Project, Series 2019A:
1,250 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 5/23 at 102.00 N/R   1,188,688
6,890 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 5/23 at 102.00 N/R   6,502,437

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Florida Development Finance Corporation, Healthcare Facilties
Revenue Bonds, Lakeland Regional Health Systems, Series 2021:
$ 450 4.000%, 11/15/35 11/31 at 100.00 A2   $ 452,331
1,000 4.000%, 11/15/37 11/31 at 100.00 A2   997,720
1,940 4.000%, 11/15/38 11/31 at 100.00 A2   1,923,704
2,750 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%,
7/01/57, (AMT), (Mandatory Put 8/15/24)
5/23 at 100.00 N/R   2,702,838
22,505 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2022A, 7.250%, 7/01/57,
(AMT), (Mandatory Put 10/03/23), 144A
5/23 at 103.00 N/R   22,792,389
985 Forest Lake Community Development District, Polk County, Florida,
Specia Assessment Bonds, Assessment Area 1 Project, Series 2020,
4.000%, 5/01/51, 144A
5/30 at 100.00 N/R   784,671
Grand Oaks Community Development District, Saint Johns County,
Florida, Special Assessment Bonds, Assessment Area 2, Series 2020:
1,100 4.250%, 5/01/40 5/31 at 100.00 N/R   976,162
1,500 4.500%, 5/01/52 5/31 at 100.00 N/R   1,273,680
2,500 Greater Orlando Aviation Authority, Florida, Special Purpose Airport
Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013,
5.000%, 11/15/36, (AMT)
5/23 at 100.00 N/R   2,500,050
1,000 Hammock Reserve Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, Area1 Project, Series
2020, 4.000%, 5/01/51
5/30 at 100.00 N/R   821,500
1,225 Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community Charter
School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A
6/26 at 103.00 Ba2   1,030,237
870 Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB) (5)
10/32 at 100.00 A3   930,126
2,840 Miami-Dade County, Florida, Special Obligation Bonds, Subordinate
Series 2009, 0.000%, 10/01/42 - BAM Insured
No Opt. Call A2   1,245,368
1,500 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51
5/31 at 100.00 N/R   1,172,445
500 Sawyers Landing Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021, 4.250%, 5/01/53, 144A
5/31 at 100.00 N/R   395,170
1,145 South Broward Hospital District, Florida, Hospital Revenue Bonds,
South Broward Hospital District Obligated Group, Refunding Series
2016A, 4.000%, 5/01/44
5/26 at 100.00 Aa3   1,121,241
500 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series 2021B,
4.625%, 5/01/36, 144A
9/23 at 100.00 N/R   463,435
425 Tradition Community Development District 9, Port Saint Lucie, Florida,
Special Assessment Bonds, Series 2021, 2.700%, 5/01/31
No Opt. Call N/R   364,514
470 Windward Community Development District, Florida, Special
Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35
No Opt. Call N/R   442,115
Total Florida 92,911,461
Georgia - 0.2% (0.2% of Total Investments)
500 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2021A, 3.000%, 2/15/51 - BAM Insured
2/31 at 100.00 AA   380,150

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia (continued)
$ 1,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series 2017A,
4.000%, 4/01/42
4/27 at 100.00 A2   $ 970,010
Total Georgia 1,350,160
Guam - 0.4% (0.3% of Total Investments)
Guam A.B. Won Pat  International Airport Authority, Revenue Bonds,
Series 2021A:
750 2.499%, 10/01/25 No Opt. Call Baa2   696,968
835 2.899%, 10/01/27 No Opt. Call Baa2   746,081
765 3.099%, 10/01/28 No Opt. Call Baa2   672,840
450 4.460%, 10/01/43 10/31 at 100.00 Baa2   347,895
Total Guam 2,463,784
Illinois - 7.5% (5.6% of Total Investments)
Chicago Board of Education, Illinois, Dedicated Capital Improvement
Tax Revenue Bonds, Series 2023:
1,000 5.250%, 4/01/34 4/33 at 100.00 A   1,124,040
1,055 5.000%, 4/01/41 4/33 at 100.00 A   1,100,534
1,275 5.500%, 4/01/43 4/33 at 100.00 A   1,385,581
2,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2021A, 5.000%, 12/01/34
12/30 at 100.00 BB+   2,078,920
15,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA   15,222,900
1,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second
Lien Series 2014A, 5.000%, 1/01/31
1/24 at 100.00 A3   1,005,420
Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
2,475 4.000%, 11/15/39 11/30 at 100.00 AA-   2,474,728
475 4.000%, 11/15/40 11/30 at 100.00 AA-   468,820
750 Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, 4.000%, 2/15/41
2/27 at 100.00 Aa2   741,682
240 Illinois Finance Authority, Revenue Bonds, Dominican University,
Refunding Series 2022, 5.000%, 3/01/34
9/32 at 100.00 BBB-   249,977
875 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R   694,426
815 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-
Elmhurst Health Credit Group, Series 2022A, 5.000%, 8/15/47
8/32 at 100.00 AA-   868,904
4,400 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-4, 7.100%, 7/01/35
No Opt. Call BBB+   4,869,392
1,500 Illinois State, General Obligation Bonds, May Series 2014, 5.000%,
5/01/32
5/24 at 100.00 BBB+   1,520,325
4,615 Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call BBB+   4,965,461
1,730 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior
Series 2023A, 5.000%, 1/01/43 (WI/DD, Settling 5/18/23)
7/33 at 100.00 Aa3   1,962,408
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2022A:
1,290 0.000%, 12/15/35 12/31 at 90.33 BBB   746,652
1,800 0.000%, 6/15/39 12/31 at 81.66 BBB   851,184
1,500 0.000%, 6/15/40 12/31 at 79.15 BBB   668,160
1,415 0.000%, 12/15/40 12/31 at 78.00 BBB   615,596
550 0.000%, 12/15/41 12/31 at 75.58 BBB   225,841

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,190 Romeoville, Will County, Illinois, Revenue Bonds, Lewis University
Project, Series 2015, 5.000%, 10/01/35
4/25 at 100.00 BBB   $ 5,237,904
Total Illinois 49,078,855
Indiana - 3.0% (2.3% of Total Investments)
6,750 Fort Wayne, Indiana Economic Development, Solid Waste Facility
Revenue Bonds, Do Good Foods LLC Fort Wayne, Series 2022A-1,
9.000%, 12/01/44, (AMT), 144A
12/29 at 105.00 N/R   6,704,640
1,415 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 N/R   1,222,900
1,190 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Depauw University Project, Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa1   1,235,042
3,445 Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose
Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/39
12/28 at 100.00 A2   3,665,204
1,625 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2020, 6.750%,
5/01/39, (AMT)
11/30 at 100.00 B1   1,825,801
1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Airport
Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%,
1/01/32, (AMT)
1/25 at 100.00 A   1,528,350
3,770 Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products
North America Inc. Project, Series 2015, 4.400%, 11/01/45, (AMT),
(Mandatory Put 6/10/31)
No Opt. Call A2   3,905,908
Total Indiana 20,087,845
Iowa - 0.3% (0.2% of Total Investments)
Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022:
1,745 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 BBB-   1,752,835
Total Iowa 1,752,835
Kentucky - 0.8% (0.6% of Total Investments)
3,000 Bell County, Kentucky, Special Assessment Industrial Building Revenue
Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40
12/30 at 100.00 N/R   2,660,310
2,175 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 A   1,739,674
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 N/R   814,010
Total Kentucky 5,213,994
Louisiana - 0.5% (0.4% of Total Investments)
1,150 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln
Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A
6/31 at 100.00 N/R   959,031
2,000 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010, 6.350%, 7/01/40, 144A
6/30 at 100.00 BB-   2,162,940
Total Louisiana 3,121,971
Maryland - 1.1% (0.8% of Total Investments)
200 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 4.500%, 6/01/33, 144A
6/31 at 100.00 N/R   196,812
2,200 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C,
4.000%, 7/01/50, 144A
7/30 at 100.00 N/R   1,923,900

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 5,255 Frederick County, Maryland, Special Tax Limited Obligation Bonds,
Jefferson Technology Park Project, Refunding Series 2020A, 5.000%,
7/01/43, 144A
7/30 at 102.00 N/R   $ 5,140,389
Total Maryland 7,261,101
Massachusetts - 0.7% (0.5% of Total Investments)
Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2022:
395 5.000%, 10/01/39 10/32 at 100.00 A1   451,682
2,755 5.000%, 10/01/41 10/32 at 100.00 A1   3,117,475
935 5.000%, 10/01/44 10/32 at 100.00 A1   1,047,509
Total Massachusetts 4,616,666
Michigan - 0.8% (0.6% of Total Investments)
5,000 Detroit, Wayne County, Michigan, General Obligation Bonds, Financial
Recovery Series 2014B-1, 4.000%, 4/01/44
5/23 at 100.00 N/R   3,689,000
710 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/46, (AMT)
1/32 at 100.00 AAA   754,191
7,610 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
12/30 at 18.38 N/R   766,403
Total Michigan 5,209,594
Minnesota - 0.7% (0.5% of Total Investments)
3,745 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community School of Excellence,
Series 2023, 5.500%, 3/01/53, 144A
3/33 at 100.00 N/R   3,500,788
1,140 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hope Community Academy Project,
Series 2020A, 5.000%, 12/01/55
12/28 at 102.00 BB-   942,632
Total Minnesota 4,443,420
Missouri - 1.2% (0.9% of Total Investments)
180 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021,
4.000%, 3/01/41
3/31 at 100.00 BB-   156,488
1,100 M150 and 135th Street Transporation Development District, Kansas
City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A,
4.250%, 10/01/43
10/27 at 100.00 N/R   913,286
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 4.000%, 11/15/45
11/24 at 100.00 A+   2,880,120
3,625 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020, 5.000%, 10/01/45 - AGM Insured
10/30 at 100.00 A1   3,846,379
Total Missouri 7,796,273
Nevada - 0.5% (0.4% of Total Investments)
2,000 Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels
LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
2/31 at 100.00 N/R   1,744,520
Las Vegas, Nevada, Local Improvement Bonds, Special Improvement
District 611 Sunstone Phase I and II, Series 2020:
445 4.000%, 6/01/40 6/30 at 100.00 N/R   392,565
1,145 4.125%, 6/01/50 6/30 at 100.00 N/R   960,598
Total Nevada 3,097,683

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire - 0.1% (0.1% of Total Investments)
$ 1,250 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2017, 3.750%, 7/01/40
7/27 at 100.00 Baa3   $ 1,060,038
Total New Hampshire 1,060,038
New Jersey - 0.4% (0.3% of Total Investments)
1,800 New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A,
7.000%, 6/15/30
No Opt. Call Baa2   1,799,961
750 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 BB+   733,193
545 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 4.000%, 6/15/50
12/30 at 100.00 A-   515,232
Total New Jersey 3,048,386
New Mexico - 0.9% (0.7% of Total Investments)
7,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R   6,296,850
Total New Mexico 6,296,850
New York - 12.7% (9.5% of Total Investments)
1,240 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2023, 7.250%, 6/01/55, 144A
12/30 at 100.00 N/R   1,245,605
5,000 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R   3,956,600
Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1:
1,310 5.000%, 6/01/40, 144A 12/30 at 100.00 N/R   1,077,265
3,000 5.000%, 6/01/55, 144A 12/30 at 100.00 N/R   2,186,610
10,000 Dormitory Authority of the State of New York, Revenue Bonds, Catholic
Health System Obligated Group Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 Caa2   7,024,500
10,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Series 2014D-1, 5.250%, 11/15/44
11/24 at 100.00 BBB+   10,076,600
4,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%,
2/01/47
2/32 at 100.00 Aa1   4,377,760
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2023 Series A-1:
2,785 5.250%, 8/01/42 8/32 at 100.00 Aa1   3,176,070
4,640 5.000%, 8/01/43 8/32 at 100.00 Aa1   5,166,269
3,005 5.000%, 8/01/44 8/32 at 100.00 Aa1   3,333,506
1,985 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal Series 2023F-1, 5.000%, 2/01/45
2/33 at 100.00 Aa1   2,203,370
2,500 New York City, New York, General Obligation Bonds, Fiscal 2023 Series
E-1, 5.250%, 4/01/44
4/33 at 100.00 AA   2,852,725
3,045 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding
Series 1WTC-2021, 2.750%, 2/15/44 - BAM Insured
2/30 at 100.00 AA   2,284,237
3,530 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/41
9/32 at 100.00 AA+   3,941,386
2,500 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Climate Certified Green Series 2022C, 5.000%, 3/15/53
9/32 at 100.00 AA+   2,715,925

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,500 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%,
3/15/45
9/32 at 100.00 Aa1   $ 3,849,195
180 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
10/31/41, (AMT)
10/31 at 100.00 BBB-   165,004
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020:
11,250 5.250%, 8/01/31, (AMT) 8/30 at 100.00 B-   11,627,550
3,400 5.375%, 8/01/36, (AMT) 8/30 at 100.00 B-   3,439,338
420 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2021, 2.250%, 8/01/26, (AMT)
No Opt. Call B   393,032
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals
C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30, (AMT)
No Opt. Call BB+   986,080
3,960 Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%,
1/01/28 - SYNCORA GTY Insured, 144A
No Opt. Call C   3,778,157
3,240 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49
11/30 at 100.00 AA-   3,471,887
Total New York 83,328,671
North Carolina - 0.4% (0.3% of Total Investments)
Greater Asheville Regional Airport Authority, Airport System Revenue
Bonds, Series 2023:
335 5.250%, 7/01/41 (WI/DD, Settling 5/16/23) No Opt. Call A1   365,546
340 5.250%, 7/01/43 (WI/DD, Settling 5/16/23) No Opt. Call A1   368,314
1,365 5.250%, 7/01/48 (WI/DD, Settling 5/16/23) No Opt. Call A1   1,466,176
370 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2021,
4.000%, 9/01/46
9/28 at 103.00 BBB-   306,438
Total North Carolina 2,506,474
Ohio - 3.3% (2.5% of Total Investments)
2,115 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+   1,872,515
675 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017, 4.000%, 11/15/23
No Opt. Call Baa2   672,955
1,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-
1, 5.000%, 12/01/51
6/29 at 100.00 N/R   982,000
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call BBB-   910,570
1,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A, 3.000%, 1/15/45
1/30 at 100.00 A   764,410
21,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020A, 7.000%, 12/01/42, (AMT), 144A
12/27 at 103.00 N/R   15,672,720
1,000 Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle
Project, Series 2020B, 10.000%, 12/01/27, (AMT), 144A
12/26 at 105.00 N/R   926,590
Total Ohio 21,801,760

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oregon - 0.2% (0.1% of Total Investments)
$ 1,085 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/48, (AMT)
7/33 at 100.00 AA-   $ 1,197,146
Total Oregon 1,197,146
Pennsylvania - 4.5% (3.4% of Total Investments)
1,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2019A, 4.000%, 7/15/37
7/29 at 100.00 A   1,001,780
930 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior
Series 2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R   948,907
500 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy Generation
Project, Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 BBB-   371,085
1,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2017,
5.125%, 10/15/41, 144A
10/27 at 100.00 BB   912,480
2,000 Dauphin County General Authority, Pennsylvania, Revenue Bonds,
Harrisburg University of Science & Technology Project, Series 2020,
6.250%, 10/15/53, 144A
10/28 at 100.00 BB   2,009,980
9,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-2, 5.000%,
2/15/39
2/27 at 100.00 A2   9,306,180
3,000 Montgomery County Industrial Development Authority, Pennsylvania,
Facilities Revenue Bonds, Constellation Energy Generation LLC
Project, Refunding Series 2023A, 4.100%, 10/01/53, (Mandatory Put
4/03/28)
No Opt. Call BBB   3,053,430
1,300 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2021A, 10.000%, 12/01/31
No Opt. Call N/R   1,074,957
2,960 Pennsylvania Economic Development Financing Authority, Parking
System Revenue Bonds, Capitol Region Parking System, Junior
Guaranteed Series 2013B, 0.000%, 1/01/45 - BAM Insured
No Opt. Call A3   977,954
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B:
30 5.250%, 12/01/41 12/32 at 100.00 A1   33,598
485 5.250%, 12/01/42 12/32 at 100.00 A1   539,296
1,310 5.250%, 12/01/44 12/32 at 100.00 A1   1,450,314
1,965 5.250%, 12/01/47 12/32 at 100.00 A1   2,163,072
5,000 5.250%, 12/01/52 12/32 at 100.00 A1   5,481,900
Total Pennsylvania 29,324,933
Puerto Rico - 3.8% (2.8% of Total Investments)
850 HTA Claas 6, Puerto Rico Highway and Transportation Authority
Highway Revenue Bonds, Series 2022, 5.250%, 7/01/38
5/23 at 100.00 N/R   850,209
6,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R   5,525,260
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2010XX, 3.978%, 7/01/40 (4)
5/23 at 100.00 D   5,640,000
1,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.550%, 7/01/40
7/28 at 100.00 N/R   957,720
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
447 5.250%, 7/01/23 No Opt. Call N/R   447,326
267 0.000%, 7/01/24 No Opt. Call N/R   253,482

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
$ 891 5.375%, 7/01/25 No Opt. Call N/R   $ 908,253
883 5.625%, 7/01/27 No Opt. Call N/R   921,163
869 5.625%, 7/01/29 No Opt. Call N/R   919,620
844 5.750%, 7/01/31 No Opt. Call N/R   904,811
1,029 0.000%, 7/01/33 7/31 at 89.94 N/R   602,145
800 4.000%, 7/01/33 7/31 at 103.00 N/R   733,779
719 4.000%, 7/01/35 7/31 at 103.00 N/R   644,957
1,117 4.000%, 7/01/37 7/31 at 103.00 N/R   978,755
839 4.000%, 7/01/41 7/31 at 103.00 N/R   706,719
873 4.000%, 7/01/46 7/31 at 103.00 N/R   710,196
6,474 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43 2022 1
No Opt. Call N/R   3,051,023
Total Puerto Rico 24,755,418
South Carolina - 0.3% (0.2% of Total Investments)
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Columbia College, Refunding Series
2020A, 5.625%, 10/01/40
10/27 at 103.00 N/R   902,760
1,000 South Carolina Jobs-Economic Development Authority, Educational
Facilities Revenue Bonds, Horse Creek Academy Project, Series
2021A, 5.000%, 11/15/55, 144A
11/26 at 100.00 N/R   866,570
250 South Carolina Jobs-Economic Development Authority, Retirement
Community Revenue Notes, Kiawah Life Plan Village, Inc. Project,
Series 2021A, 8.750%, 7/01/25
5/23 at 100.00 N/R   269,510
Total South Carolina 2,038,840
Texas - 12.9% (9.7% of Total Investments)
500 Abilene Convention Center Hotel Development Corporation, Texas,
Hotel Revenue Bonds, Second-Lien Series 2021B, 5.000%, 10/01/50,
144A
10/31 at 100.00 N/R   417,080
2,500 Argyle Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 Aaa   2,771,100
755 Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding
Combined Venue Tax Series 2021, 3.031%, 8/15/41 - AGM Insured
8/31 at 100.00 A-   562,611
1,000 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Senior Lien Series 2021D, 4.000%, 1/01/44
7/31 at 100.00 A-   948,760
225 City of Midlothian, Westside Preserve Public Improvement District
Improvement Area #1 Project, Special Assessment Revenue Bonds,
Series 2022, 4.750%, 9/15/32, 144A
No Opt. Call N/R   218,689
5,405 Community Independent School District, Collin & Hunt Counties, Texas,
School Building Series 2022A, 5.000%, 2/15/52
2/31 at 100.00 AAA   5,907,989
1,000 Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk
Public Improvement District 1, Refunding Series 2021, 3.500%,
9/01/36, 144A
9/31 at 100.00 N/R   828,200
5,625 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023, 5.500%,
2/15/58 - AGM Insured
2/33 at 100.00 Aa3   6,404,794
Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds, Refunding Series 2021:
5,610 4.000%, 11/01/38 - AGM Insured, (AMT) 11/31 at 100.00 A   5,575,779
1,000 4.000%, 11/01/39 - AGM Insured, (AMT) 11/31 at 100.00 A   985,690
375 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2021, 5.000%, 5/15/41
5/30 at 100.00 A   406,695

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 500 Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds,
Thunder Rock Public Improvement District Improvement Area 1
Project, Series 2021, 4.125%, 9/01/41, 144A
9/31 at 100.00 N/R   $ 433,465
625 McLendon-Chisholm, Texas, Special Assessment Revenue Bonds,
Sonoma Public Improvement  District Improvement Area 3 Project,
Series 2021, 3.625%, 9/15/41, 144A
9/31 at 100.00 N/R   493,981
5,885 Melissa Independent School District, Collin County, Texas, General
Obligation Bonds, Series 2022, 5.000%, 2/01/52
8/32 at 100.00 AAA   6,422,830
4,175 New Hope Cultural Education Facilities Finance Corporation, Texas,
Education Revenue Bonds, Southwest Preparatory School, Series
2020A, 5.000%, 8/15/50, 144A
8/25 at 103.00 BB+   3,751,279
New Hope Cultural Education Facilities Finance Corporation, Texas,
Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series
2021A-1:
6,795 5.250%, 1/01/42 1/28 at 103.00 N/R   5,165,423
6,465 5.500%, 1/01/57 1/28 at 103.00 N/R   4,639,090
Pflugerville Independent School District, Travis and Williamson
Counties, Texas, General Obligation Bonds, School Building Series
2023A:
1,485 4.000%, 2/15/42 2/33 at 100.00 AA+   1,487,109
2,075 4.000%, 2/15/44 2/33 at 100.00 AA+   2,054,935
3,500 Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021B,
4.100%, 1/01/28, 144A
7/23 at 102.05 N/R   2,842,840
6,675 Rockwall Independent School District, Rockwall, Kaufman, and Collin
Counties, Texas, General Obligation Bonds, School Building Series
2022A, 5.000%, 2/15/47
2/31 at 100.00 AAA   7,311,795
2,020 Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement
District 1 Major Improvement Area Project, Series 2020, 5.375%,
9/15/40, 144A
9/30 at 100.00 N/R   1,972,106
2,000 Spring Independent School District, Hardin County, Texas, Unlimited
Tax School Building Bonds, Series 2023, 4.000%, 8/15/52
8/33 at 100.00 AA-   1,927,240
450 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series
2021, 3.292%, 9/01/40 - AGM Insured
9/30 at 100.00 A1   358,866
Tarrant County Hospital District, Texas, General Obligation Bonds,
Limited Tax Series 2023:
1,000 4.000%, 8/15/43 8/32 at 100.00 AA   984,380
2,165 4.250%, 8/15/48 8/32 at 100.00 AA   2,131,551
4,750 5.250%, 8/15/48 8/32 at 100.00 AA   5,321,092
1,500 5.250%, 8/15/53 8/32 at 100.00 AA   1,669,935
3,540 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 AAA   3,448,314
6,915 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2022, 4.800%, 10/15/52
10/32 at 100.00 AAA   7,403,268
Total Texas 84,846,886
Utah - 0.2% (0.2% of Total Investments)
500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.125%, 2/01/41, 144A
2/26 at 103.00 N/R   391,055
985 Utah Charter School Finance Authority, Charter School Revenue Bonds,
Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A
1/25 at 102.00 N/R   762,410

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
Vineyard Redevelopment Agency, Utah, Tax Increment Revenue Bonds,
Refunding Series 2021:
$ 60 4.000%, 5/01/36 - AGM Insured 5/31 at 100.00 AA   $ 62,527
95 4.000%, 5/01/38 - AGM Insured 5/31 at 100.00 AA   96,958
Total Utah 1,312,950
Virgin Islands - 0.5% (0.4% of Total Investments)
2,365 Matching Fund Special Purpose Securitization Corporation, Virgin
Islands, Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call N/R   2,400,333
1,000 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.125%, 10/01/42, 144A
10/29 at 104.00 N/R   966,620
Total Virgin Islands 3,366,953
Virginia - 1.1% (0.8% of Total Investments)
600 Virginia Commonwealth Transportation Board, Interstate 81 Corridor
Program Revenue Bonds, Senior Lien Series 2021, 4.000%, 5/15/36
5/31 at 100.00 AA-   631,086
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds,
Series 2023A:
270 5.000%, 7/01/41 (WI/DD, Settling 5/11/23) 7/33 at 100.00 AA+   307,076
430 5.000%, 7/01/42 (WI/DD, Settling 5/11/23) 7/33 at 100.00 AA+   487,710
525 5.000%, 7/01/43 (WI/DD, Settling 5/11/23) 7/33 at 100.00 AA+   593,156
2,000 Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%,
12/31/47, (AMT)
6/27 at 100.00 Baa3   2,002,840
Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022:
770 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1   776,753
1,230 5.000%, 12/31/52, (AMT) 12/32 at 100.00 Baa1   1,234,871
1,000 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R   1,047,470
Total Virginia 7,080,962
Washington - 1.6% (1.2% of Total Investments)
1,000 University of Washington, General Revenue Bonds, Series 2020A,
4.000%, 4/01/45
4/30 at 100.00 AA+   995,920
2,145 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, 5.000%, 10/01/41
10/24 at 100.00 A   2,142,876
1,915 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B, 4.000%,
10/01/42, (Mandatory Put 10/01/30)
No Opt. Call A   1,952,611
2,000 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 3.000%, 7/01/58
7/31 at 100.00 BB+   1,274,360
3,500 Washington State, General Obligation Bonds, Various Purpose Series
2022A-2, 5.000%, 8/01/40
8/31 at 100.00 AA+   3,939,810
Total Washington 10,305,577
West Virginia - 0.6% (0.5% of Total Investments)
3,890 West Virginia Economic Development Authority, Dock and Wharf
Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project,
Series 2020, 7.625%, 12/01/40, 144A
12/27 at 103.00 N/R   3,134,523

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
West Virginia (continued)
$ 1,000 West Virginia Economic Development Authority, Solid Waste Disposal
Facilities Revenue Bonds, Arch Resources Project, Series 2021,
4.125%, 7/01/45, (AMT), (Mandatory Put 7/01/25)
1/25 at 100.00 B2   $ 984,810
Total West Virginia 4,119,333
Wisconsin - 3.5% (2.7% of Total Investments)
3,000 Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub
North LLC Renewable Natural Gas Production Plant Project, Series
2021A, 5.500%, 12/01/32, 144A
12/26 at 100.00 N/R   2,497,380
6,350 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Freedom Classical Academy Inc., Series 2020A, 5.000%, 1/01/56,
144A
1/28 at 100.00 N/R   5,365,242
200 Public Finance Authority of Wisconsin, Education Revenue Bonds,
Shining Rock Classical Academy, Series 2022A, 6.125%, 6/15/57
6/29 at 101.00 N/R   187,158
1,000 Public Finance Authority of Wisconsin, Education Revenue Bonds, The
Capitol Encore Academy, Series 2021A, 5.000%, 6/01/56, 144A
6/28 at 100.00 N/R   817,750
1,000 Public Finance Authority of Wisconsin, Educational Facility Revenue
Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/51, 144A
8/28 at 100.00 N/R   812,500
Public Finance Authority of Wisconsin, Health Care Facilities Revenue
Bonds, Appalachian Regional Healthcare System Obligated Group,
Series 2021A:
300 5.000%, 7/01/35 1/31 at 100.00 BBB   323,076
190 5.000%, 7/01/38 1/31 at 100.00 BBB   198,930
2,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Senior Lien Series 2022A,
5.000%, 2/01/52
2/32 at 100.00 BBB-   2,000,260
Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand
Hyatt San Antonio Hotel Acquisition Project, Subordinate Lien Series
2022B:
1,670 5.625%, 2/01/46, 144A 2/32 at 100.00 N/R   1,665,157
2,000 6.000%, 2/01/62, 144A 2/32 at 100.00 N/R   2,024,120
5,000 Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017, 7.000%, 12/01/50, 144A
12/27 at 100.00 N/R   4,342,700
1,000 Public Finance Authority of Wisconsin, Pollution Control Revenue
Bonds, Duke Energy Progress Project, Refunding Series 2022B,
4.000%, 10/01/46, (Mandatory Put 10/01/30)
No Opt. Call A   1,026,830
2,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour
LLC Obligated Group Aviation Facilities Project, Series 2021, 4.000%,
7/01/41, (AMT)
7/31 at 100.00 N/R   1,565,120
200 Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful
Foundations Charter School WFCS Portfolio Projects, Senior Series
2021A-1, 5.000%, 1/01/56, 144A
1/31 at 100.00 N/R   151,328
205 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Gundersen Health System, Refunding Series 2021A,
3.000%, 10/15/37
10/31 at 100.00 AA-   178,820
Total Wisconsin 23,156,371
Total Municipal Bonds (cost $832,796,370) 771,399,912
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 99,267,574 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.1% (11.4% of Total Investments)
X 99,267,574
$ 40,000 United States Treasury Bill 0.000% 5/25/23 AA+ $ 39,886,767
30,000 United States Treasury Bill 0.000% 7/06/23 AA+ 29,729,125
20,000 United States Treasury Bill 0.000% 7/13/23 AA+ 19,799,807

Nuveen Dynamic Municipal Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

NDMO
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
$ 10,000 United States Treasury Bill 0.000% 8/17/23 AA+ $ 9,851,875
Total U.S. Government and Agency Obligations (cost $99,289,176) 99,267,574
Principal
Amount (000) Description (1) Coupon Maturity Ratings (3) Value
X 3,445,768 CORPORATE BONDS - 0.5% (0.4% of Total Investments)
X 3,445,768
Electric Utilities - 0.1% (0.1% of Total Investments)
$ 1,500 Talen Energy Supply LLC (4) 6.000% 12/15/36 N/R $ 450,000
Total Electric Utilities 450,000
Health Care Providers & Services - 0.3% (0.2% of Total Investments)
3,000 Toledo Hospital/The 6.015% 11/15/48 BB 2,107,500
Total Health Care Providers & Services 2,107,500
Independent Power And Renewable Electricity Producers - 0.0% (0.0% of Total Investments)
1,227 Talen Energy Corp 0.000% 8/31/23 N/R 392,679
Total Independent Power And Renewable Electricity Producers 392,679
Real Estate Management & Development - 0.1% (0.1% of Total Investments)
517 Benloch Ranch Improvement Association No 12022
2022, 144A (6)
9.750% 12/01/39 N/R 495,589
Total Real Estate Management & Development 495,589
Total Corporate Bonds (cost $3,362,951) 3,445,768
Total Long-Term Investments (cost $935,448,497) 874,113,254
Floating Rate Obligations - (0.1)% (650,000)
MFP Shares, Net - (36.5)%(7) (239,589,845)
Other Assets & Liabilities, Net -   3.5% 22,824,950
Net Assets Applicable to Common Shares - 100% $ 656,698,359
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) MFP Shares, Net as a percentage of Total Investments is 27.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

April 30, 2023 (Unaudited) NVG NZF NMZ NMCO NDMO
ASSETS
Long-term investments, at value
†
$ 4,741,655,746 $ 4,273,850,906 $ 1,974,733,477 $ 1,107,492,325 $ 874,113,254
Short-term investments, at value
◊
20,000,000 – – – –
Cash 13,342,491 38,258 1,268,073 1,831,118 14,950,588
Receivables:
Dividends – 1,937 – – –
Interest 69,075,270 62,133,376 45,859,898 25,235,366 17,428,421
Investments sold 27,009,189 101,238,413 12,390,049 2,147,062 6,756,918
Deferred offering costs 80,165 – 272,668 216,315 282,436
Other assets 2,081,592 986,076 217,169 146,810 45,168
Total assets 4,873,244,453 4,438,248,966 2,034,741,334 1,137,068,996 913,576,785
LIABILITIES
Borrowings – 65,500,000 – – –
Floating rate obligations 207,070,000 349,316,000 428,766,000 25,350,000 650,000
AMTP Shares, Net
*
– – 356,487,158 – –
MFP Shares, Net
**
515,805,687 640,101,331 – 449,072,865 239,589,845
VRDP Shares, Net
***
1,233,840,625 673,444,496 – – –
Payables:
Dividends 8,606,737 7,776,941 4,944,432 2,584,176 3,367,793
Interest 4,139,463 5,334,952 9,294,634 581,873 4,005
Investments purchased - regular settlement 89,778 12,840,144 – — 3,731,454
Investments purchased - when-issued/delayed-delivery settlement 6,596,675 47,102,815 – 3,809,977 8,732,595
Offering costs – – 2,705 – –
Accrued expenses:
Custodian fees 336,683 332,475 128,920 84,333 90,753
Investor relations 84,726 71,573 26,262 17,180 12,739
Management fees 2,401,818 2,122,251 1,046,300 819,044 617,409
Trustees fees 1,169,811 800,672 135,426 25,188 21,322
Professional fees 16,612 67,336 13,864 4,033 16,164
Shareholder reporting expenses 86,904 74,483 33,885 19,294 18,173
Shareholder servicing agent fees 12,582 8,886 3,100 2,275 2,278
Shelf offering costs – – – 67,553 –
Other 43,483 12,425 1,445 12,813 23,896
Total liabilities 1,980,301,584 1,804,906,780 800,884,131 482,450,604 256,878,426
Commitments and contingencies
(1)
Net assets applicable to common shares $ 2,892,942,869 $ 2,633,342,186 $ 1,233,857,203 $ 654,618,392 $ 656,698,359
Common shares outstanding 213,522,363 193,749,050 110,539,338 54,801,890 59,535,109
Net asset value ("NAV") per common share outstanding $ 13.55 $ 13.59 $ 11.16 $ 11.95 $ 11.03
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 2,135,224 $ 1,937,491 $ 1,105,393 $ 548,019 $ 595,351
Paid-in capital 3,086,775,170 2,744,482,676 1,453,547,129 818,413,999 860,046,007
Total distributable earnings (loss) (195,967,525) (113,077,981) (220,795,319) (164,343,626) (203,942,999)
Net assets applicable to common shares $ 2,892,942,869 $ 2,633,342,186 $ 1,233,857,203 $ 654,618,392 $ 656,698,359
Authorized shares:
Common Unlimited Unlimited Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 4,854,148,774 $ 4,153,183,098 $ 2,101,096,088 $ 1,163,196,393 $ 935,448,497
◊
Short-term investments, cost $ 20,000,000 $ — $ — $ — $ —
*
AMTP Shares, liquidation preference — — 357,000,000 — —
**
MFP Shares, liquidation preference 517,400,000 641,000,000 — 450,000,000 240,000,000
***
VRDP Shares, liquidation preference 1,236,600,000 677,000,000 — — —
(1) As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Six Months Ended April 30, 2023 (Unaudited) NVG NZF NMZ NMCO NDMO
INVESTMENT INCOME
Interest $ 110,810,727 $ 89,720,088 $ 52,152,510 $ 31,035,937 $ 22,138,274
Total investment income 110,810,727 89,720,088 52,152,510 31,035,937 22,138,274
EXPENSES
– – – – –
Management fees 14,429,329 11,319,909 6,324,216 4,926,964 3,724,555
Shareholder servicing agent fees 42,368 19,883 9,785 7,949 7,959
Interest expense and amortization of offering costs 30,328,656 29,070,360 14,715,404 8,768,530 4,814,229
Trustees fees 65,508 50,571 23,029 15,505 13,474
Custodian expenses, net 164,726 164,225 87,488 44,859 31,143
Investor relations expenses 64,240 49,509 36,311 18,481 81,025
Liquidity fees 4,639,526 621,874 — 409,664 —
Merger expenses — 13,105 — — —
Professional fees 207,370 182,345 216,497 169,897 80,734
Remarketing fees 1,278,957 38,161 — 50,278 —
Shareholder reporting expenses 113,341 79,123 50,504 26,794 30,591
Stock exchange listing fees 31,458 20,840 39,798 7,861 12,024
Other 121,967 62,296 58,663 35,982 34,724
Total expenses 51,487,446 41,692,201 21,561,695 14,482,764 8,830,458
Net investment income (loss) 59,323,281 48,027,887 30,590,815 16,553,173 13,307,816
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (38,621,079) (27,674,495) (32,977,637) (22,598,959) (41,441,904)
Futures contracts — — — — 831,869
Net realized gain (loss) (38,621,079) (27,674,495) (32,977,637) (22,598,959) (40,610,035)
Change in unrealized appreciation (depreciation) on:
Investments 328,046,650 241,995,990 165,505,196 67,478,453 95,801,579
Futures contracts — — — — (2,140,765)
Change in net unrealized appreciation (depreciation) 328,046,650 241,995,990 165,505,196 67,478,453 93,660,814
Net realized and unrealized gain (loss) 289,425,571 214,321,495 132,527,559 44,879,494 53,050,779
Net increase (decrease) in net assets applicable to
common shares from operations $ 348,748,852 $ 262,349,382 $ 163,118,374 $ 61,432,667 $ 6 6,358,595

Statement of Changes in Net Assets
See Notes to Financial Statements

NVG NZF
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 59,323,281 $ 156,378,770 $ 48,027,887 $ 107,801,856
Net realized gain (loss) (38,621,079) (39,621,634) (27,674,495) (171,362,098)
Change in net unrealized appreciation (depreciation) 328,046,650 (1,029,776,506) 241,995,990 (552,200,933)
Net increase (decrease) in net assets applicable to common shares from operations 348,748,852 (913,019,370) 262,349,382 (615,761,175)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (59,572,739) (172,239,856) (45,941,833) (110,518,441)
Decrease in net assets applicable to common shares from
distributions to common shareholders (59,572,739) (172,239,856) (45,941,833) (110,518,441)
CAPITAL SHARE TRANSACTIONS
Common shares:
Fund Reorganization/Merger — — 391,798,148 337,312,370
Net proceeds from common shares issued to common
shareholders due to reinvestment of distributions — 1,689,861 — —
Net increase (decrease) in net assets applicable to common shares from capital share transactions — 1,689,861 391,798,148 337,312,370
Net increase (decrease) in net assets applicable to common shares 289,176,113 (1,083,569,365) 608,205,697 (388,967,246)
Net assets applicable to common shares at the beginning of the period 2,603,766,756 3,687,336,121 2,025,136,489 2,414,103,735
Net assets applicable to common shares at the end of the
period $ 2,892,942,869 $ 2,603,766,756 $ 2,633,342,186 $ 2,025,136,489

See Notes to Financial Statements

NMZ NMCO
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 30,590,815 $ 73,190,814 $ 16,553,173 $ 41,984,439
Net realized gain (loss) (32,977,637) (59,668,730) (22,598,959) (20,149,038)
Change in net unrealized appreciation (depreciation) 165,505,196 (412,043,906) 67,478,453 (215,318,529)
Net increase (decrease) in net assets applicable to common shares from operations 163,118,374 (398,521,822) 61,432,667 (193,483,128)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (31,947,080) (77,261,266) (17,672,804) –
Decrease in net assets applicable to common shares from
distributions to common shareholders (31,947,080) (77,261,266) (17,672,804) (39,698,302)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs 9,590,166 162,568,435 357,037 19,150,641
Net proceeds from common shares issued to common
shareholders due to reinvestment of distributions 111,408 1,447,326 — 260,907
Net increase (decrease) in net assets applicable to common shares from capital share transactions 9,701,574 164,015,761 357,037 19,411,548
Net increase (decrease) in net assets applicable to common shares 140,872,868 (311,767,327) 44,116,900 (213,769,882)
Net assets applicable to common shares at the beginning of the period 1,092,984,335 1,404,751,662 610,501,492 824,271,374
Net assets applicable to common shares at the end of the
period $ 1,233,857,203 $ 1,092,984,335 $ 654,618,392 $ 610,501,492

See Notes to Financial Statements

NDMO
Unaudited
Six Months Ended
4/30/23
Year Ended
10/31/22
OPERATIONS
Net investment income (loss) $ 13,307,816 $ 29,814,419
Net realized gain (loss) (40,610,035) (87,702,703)
Change in net unrealized appreciation (depreciation) 93,660,814 (199,839,884)
Net increase (decrease) in net assets applicable to common shares from operations 66,358,595 (257,728,168)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (25,588,952) (29,662,852)
Return of Capital – (24,771,804)
Decrease in net assets applicable to common shares from distributions to common shareholders (25,588,952) (54,434,656)
CAPITAL SHARE TRANSACTIONS
Common shares:
Proceeds from shelf offering, net of offering costs — 12,647,921
Net proceeds from common shares issued to common shareholders due to reinvestment of distributions 774,652 1,121,470
Net increase (decrease) in net assets applicable to common shares from capital share transactions 774,652 13,769,391
Net increase (decrease) in net assets applicable to common shares 41,544,295 (298,393,433)
Net assets applicable to common shares at the beginning of the period 615,154,064 913,547,497
Net assets applicable to common shares at the end of the period $ 656,698,359 $ 615,154,064

Statement of Cash Flows
See Notes to Financial Statements

April 30, 2023 (Unaudited)
NVG NZF NMZ NMCO NDMO
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from
Operations $ 348,748,852 $ 262,349,382 $ 163,118,374 $ 61,432,667 $ 66,358,595
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (303,906,027) (510,084,537) (305,836,368) (121,793,871) (330,726,606)
Proceeds from sale and maturities of investments 428,893,265 350,637,957 329,948,365 142,320,049 304,977,328
Proceeds from (Purchase of) short-term investments, net (20,000,000) — — — —
Taxes paid (15,418) (2,049) (39,730) (26,574) (16,444)
Amortization (Accretion) of premiums and discounts, net (8,791,667) (10,752,646) (3,782,180) (3,346,859) (120,297)
Amortization of deferred offering costs 710,164 475,414 33,912 54,573 15,495
(Increase) Decrease in:
Receivable for dividends — 921 — — —
Receivable for interest (1,440,437) (3,626,971) (3,661,020) (1,143,778) 1,573,290
Receivable for investments sold (2,787,339) 5,734,659 7,555,196 14,420,237 (6,376,918)
Receivable for variation margin on futures contracts — — — — 172,125
Other assets (199,819) (60,744) (82,804) (42,777) (15,336)
Increase (Decrease) in:
Payable for interest 2,374,329 3,617,317 4,968,122 268,083 (1,310,916)
Payable for investments purchased - regular settlement 89,778 (41,380,284) (17,587,406) (23,719,349) 3,731,454
Payable for investments purchased - when-issued/delayed-delivery settlement (2,282,185) 44,475,828 (9,402,867) 892,737 8,732,595
Payable for offering cost — — (11,624) — (190,634)
Accrued custodian fees (51,805) 12,805 (23,275) (21,949) (28,853)
Accrued investor relations fees (36,721) (18,333) 2,464 (6,286) 20,690
Accrued management fees (48,847) 258,198 18,764 (6,752) (12,509)
Accrued Trustees fees 73,677 48,785 5,479 (326) (388)
Accrued professional fees (44,833) (7,532) (22,427) (24,159) (50)
Accrued shareholder reporting expenses 620 13,187 999 (152) 500
Accrued shareholder servicing agent fees (2,047) 1,784 (6) 2,251 2,250
Accrued shelf offering costs — — (35,218) (6,574) (9,542)
Accrued other expenses 51,622 (279,559) (19,783) (40,238) 23,432
Net realized (gain) loss from investments 38,621,079 27,674,495 32,977,637 22,598,959 41,441,904
Net realized (gain) loss from paydowns (4,492) (8,245) — (332,016) —
Change in net unrealized (appreciation) depreciation of investments (328,046,650) (241,995,990) (165,505,196) (67,478,453) (95,801,579)
Net cash provided by operating activities 151,905,099 (112,916,158) 32,619,408 23,999,443 (7,560,414)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 51,992,872 255,821,869 104,000,000 48,709,893 —
(Repayments) of borrowings (51,992,872) (230,321,869) (104,000,000) (56,909,893) —
Proceeds from floating rate obligations 66,635,000 204,772,000 163,961,000 7,500,000 650,000
(Repayments of) floating rate obligations (49,185,000) (39,215,000) (177,800,000) — (8,405,000)
(Repayments for) MFP Shares redeemed, at liquidation preference (138,000,000) — — — —
(Repayments for) VRDP Shares redeemed, at liquidation preference — (50,000,000) — — —
(Payments for) deferred offering costs — — — — (118,149)
Proceeds from shelf offering 11,542 — 9,590,841 357,111 (96)
Increase (Decrease) in cash overdraft (544,737) (2,845,247) — (3,752,896) —
Cash distributions paid to common shareholders (61,979,413) (46,130,905) (32,583,494) (18,072,540) (25,549,757)
Net cash provided by (used in) financing activities (183,062,608) 92,080,848 (36,831,653) (22,168,325) (33,423,002)
Net increase (decrease) in cash and cash collateral at brokers (31,157,509) (20,835,310) (4,212,245) 1,831,118 (40,983,416)
Cash and Cash Collateral at Brokers at the beginning of period 44,500,000 — 5,480,318 — 55,934,004
Cash acquired in connection with the Reorganization — 20,873,568 — — —
Cash at the end of period $ 13,342,491 $ 38,258 $ 1,268,073 $ 1,831,118 $ 14,950,588
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NVG NZF NMZ NMCO NDMO
Cash paid for interest
$ 27,125,796 $ 24,657,818 $ 9,363,105 $ 8,327,964 $ 6,091,296
Non-cash financing activities not included herein consists of reinvestments of common share distributions — — 111,408 — 774,652

Financial Highlights

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NVG
NZF
4/30/23(c)
2.54% (d)
2.63% (d)
10/31/22
1.10
1.14
10/31/21
0.52
0.62
10/31/20
0.97
1.01
10/31/19
1.47
1.55
10/31/18
1.37
1.38
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
Net Asset
Value
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Ending
Net Asset
Value
Ending
Share
Price
NVG
4/30/23(c) $ 12.19 $ 0.28 $ 1.36 $ 1.64 $ (0.28) $ — $ (0.28) $ 13.55 $ 11.80
10/31/22 17.28 0.73 (5.01) (4.28) (0.78) (0.03) (0.81) 12.19 11.03
10/31/21 16.76 0.82 0.60 1.42 (0.81) (0.09) (0.90) 17.28 17.29
10/31/20 17.17 0.82 (0.41) 0.41 (0.79) (0.03) (0.82) 16.76 15.62
10/31/19 15.48 0.79 1.72 2.51 (0.79) (0.03) (0.82) 17.17 16.45
10/31/18 16.39 0.81 (0.88) (0.07) (0.84) — (0.84) 15.48 13.40
NZF
4/30/23(c) 12.24 0.29 1.33 1.62 (0.27) — (0.27) 13.59 11.67
10/31/22 16.98 0.71 (4.72) (4.01) (0.73) — (0.73) 12.24 10.83
10/31/21 15.96 0.78 1.03 1.81 (0.79) — (0.79) 16.98 16.73
10/31/20 16.63 0.80 (0.71) 0.09 (0.76) — (0.76) 15.96 14.74
10/31/19 15.07 0.75 1.60 2.35 (0.79) — (0.79) 16.63 16.03
10/31/18 16.03 0.81 (0.94) (0.13) (0.83) — (0.83) 15.07 13.29
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)
Portfolio
Turnover
Rate
13.47% 9.48% $ 2,892,943 3.62% (d) 4.17% (d) 6%
(25.56) (32.54) 2,603,767 2.16 4.83 19
8.54 16.65 3,687,336 1.52 4.70 12
2.53 0.06 3,576,356 1.98 4.89 15
16.52 29.47 3,476,962 2.49 4.82 6
(0.50) (6.49) 3,134,970 2.40 5.02 15
13.20 10.24 2,633,342 3.74 (d) 4.30 (d) 9
(24.20) (31.77) 2,025,136 2.20 4.78 61
11.45 19.05 2,414,104 1.61 4.60 15
0.58 (3.34) 2,267,965 2.04 4.95 21
15.90 27.08 2,364,022 2.60 4.68 12
(0.85) (6.21) 2,141,680 2.43 5.17 25
(c) Unaudited.
(d) Annualized.

Financial Highlights (continuted)

Ratios of Interest Expense to
Average Net Assets Applicable
to Common Shares
NMZ
NMCO
4/30/23(c)
2.41% (d)
2.82% (d)
10/31/22
0.93
1.21
10/31/21
0.36
0.72
10/31/20
0.66
0.10
10/31/19
1.16
— (d) ,(f)
10/31/18
0.91
N/A
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
Net Asset
Value
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Shelf
Offering
Costs
Premium
per
Share
Sold
through
Shelf
Offering
Ending
Net Asset
Value
Ending
Share
Price
NMZ
4/30/23(c) $ 9.97 $ 0.28 $ 1.19 $ 1.47 $ (0.29) $ — $ (0.29) $ — $ 0.01 $ 11.16 $ 10.80
10/31/22 14.53 0.70 (4.53) (3.83) (0.75) — (0.75) —(e) 0.02 9.97 9.85
10/31/21 13.22 0.72 1.30 2.02 (0.77) — (0.77) —(e) 0.06 14.53 14.71
10/31/20 14.04 0.70 (0.82) (0.12) (0.73) — (0.73) —(e) 0.03 13.22 13.22
10/31/19 12.77 0.76 1.20 1.96 (0.70) — (0.70) — 0.01 14.04 14.22
10/31/18 13.47 0.82 (0.78) 0.04 (0.74) — (0.74) — —(e) 12.77 11.76
NMCO
4/30/23(c) 11.15 0.30 0.82 1.12 (0.32) — (0.32) — — 11.95 11.09
10/31/22 15.47 0.78 (4.36) (3.58) (0.74) — (0.74) —(e) —(e) 11.15 10.39
10/31/21 12.81 0.82 2.58 3.40 (0.74) — (0.74) — —(e) 15.47 15.04
10/31/20 15.08 0.71 (2.25) (1.54) (0.73) — (0.73) — — 12.81 11.68
10/31/19(f) 15.00 0.04 0.04 0.08 — — — — — 15.08 15.39
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
14.88% 12.64% $ 1,233,857 3.56% (d) 5.05% (d) 16%
(27.13) (28.88) 1,092,984 2.05 5.61 30
15.80 17.32 1,404,752 1.43 5.13 6
(0.49) (1.84) 1,097,418 1.68 5.19 10
15.75 27.45 969,068 2.20 5.67 15
0.25 (7.93) 818,439 1.95 6.17 11
10.09 9.80 654,618 4.45 (d) 5.09 (d) 11
(23.88) (26.91) 610,501 2.74 5.69 30
26.91 35.55 824,271 2.18 5.52 12
(10.33) (19.78) 682,510 2.41 5.24 70
0.53 2.60 803,046 1.01 (d) 2.58 (d) 8
(c) Unaudited.
(d) Annualized.
(e)
(f)
Value rounded to zero.
For the period September 16, 2019 (commencement of operations) through October 31, 2019.

Financial Highlights (continuted)

Ratios of Interest
Expense to
Average Net Assets
Applicable
to Common Shares
NDMO
4/30/23(c)
1.48% (d)
10/31/22
0.75
10/31/21
0.33
10/31/20(e)
0.03 (d)
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Beginning
Common
Share
Net Asset
Value
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return of
Capital Total
Premium
per
Share
Sold
through
Shelf
Offering
Ending
Net Asset
Value
Ending
Share
Price
NDMO
4/30/23(c) $ 10.34 $ 0.22 $ 0.90 $ 1.12 $ (0.43) $ — $ — $ (0.43) $ — $ 11.03 $ 10.63
10/31/22 15.60 0.51 (4.85) (4.34) (0.50) — (0.42) (0.92) — 10.34 9.43
10/31/21 14.92 0.49 1.10 1.59 (0.50) (0.31) (0.11) (0.92) 0.01 15.60 15.64
10/31/20(e) 15.00 0.03 (0.03) — (0.08) — — (0.08) — 14.92 15.00
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.
• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Notes to Financial Statements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Ending
Net
Assets
(000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
10.79% 17.35% $ 656,698 2.72% (d) 4.09% (d) 35%
(28.77) (35.09) 615,154 2.07 3.78 61
10.77 10.47 913,547 1.55 3.02 63
(0.02) 0.51 846,790 0.89 (d) 1.06 (d) 4
(c) Unaudited.
(d)
(e)
Annualized.
For the period August 26, 2020 (commencement of operations) through October 31, 2020.

Financial Highlights (continued)
NVG
Asset
Coverage
Per $1,000
Share(c)
Series B
4/30/23(f)
$2,649
10/31/22
2,409
10/31/21
2,912
10/31/20
2,854
10/31/19
2,914
10/31/18
—
Series C
4/30/23(f)
$2,649
10/31/22
2,409
10/31/21
—
10/31/20
—
10/31/19
—
10/31/18
—
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares MFP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b),(d)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Asset
Coverage
Per $1
Liquidation
Preference(e)
NVG
4/30/23(f) $ — $ — $ 517,400 $ 264,934 $ 1,236,600 $ 264,934 $ 2.65
10/31/22 — — 610,900 240,935 1,236,600 240,935 2.41
10/31/21 112,000 291,153 405,400 291,153 1,411,600 291,153 2.91
10/31/20 112,000 285,399 405,400 285,399 1,411,600 285,399 2.85
10/31/19 — — 405,400 291,357 1,411,600 291,357 2.91
10/31/18 — — 405,400 272,535 1,411,600 272,535 2.73
NZF
4/30/23(f) — — 641,000 290,339 677,000 290,339 2.90
10/31/22 — — 641,000 243,831 727,000 243,831 2.44
10/31/21 — — 641,000 276,470 727,000 276,470 2.76
10/31/20 — — 641,000 265,787 727,000 265,787 2.66
10/31/19 — — 641,000 272,809 727,000 272,809 2.73
10/31/18 — — 641,000 256,556 727,000 256,556 2.57
(a)
Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year and does not included any preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities, where applicable.
(b)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c)
( d)
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,)
plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
NVG’s Series B and Series C MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NVG’s Series B and Series C MFP Shares were as follows:
(e)
Includes all preferred shares presented for the Fund.
(f)
Unaudited.

Financial Highlights (continued)

The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
Borrowings AMTP Shares MFP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per $1,000
Share(d)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
NMZ
4/30/23(c) $ — $ — $ 357,000 $ 445,618 $ — $ —
10/31/22 — — 357,000 406,158 — —
10/31/21 — — 257,000 646,596 — —
10/31/20 — — 87,000 1,361,400 — —
10/31/19 — — 87,000 1,213,872 — —
10/31/18 — — 87,000 1,040,734 — —
NMCO
4/30/23(c) — — — — 450,000 245,471
10/31/22 — — — — 450,000 237,489
10/31/21 — — — — 450,000 283,171
10/31/20 — — — — 450,000 251,669
10/31/19(e) — — — — — —
NDMO
4/30/23(c) — — — — 240,000 373,624
10/31/22 — — — — 240,000 356,314
10/31/21 191,900 5,761 — — — —
10/31/20(f) — — — — — —
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year and does not included any preferred shares noticed for redemption as noted on the Statement of Assets and Liabilities, where applicable.
(b)
(c)
(d)
(e)
(f)
Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
Unaudited.
Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
For the period September 16, 2019 (commencement of operations) through October 31, 2019.
For the period August 26, 2020 (commencement of operations) through October 31, 2020.

Notes to Financial Statements
(Unaudited)
1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NVG, NZF, NMZ, NMCO and NDMO were organized as Massachusetts business trusts on July 12, 1999, March 21, 2001,
October 8, 2003, April 18, 2019 and November 4, 2019, respectively.
Current Fiscal Period:
 The end of the reporting period for the Funds is April 30, 2023, and the period covered by these Notes to Financial
Statements is the six months ended April 30, 2023 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolio, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into  sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Fund Reorganization and Mergers:
Effective prior to the opening of business on June 6, 2022, Nuveen Enhanced Municipal Value Fund (NEV) (the
“Target Fund”) was reorganized into Nuveen Municipal Credit Income Fund (“NZF” or the “Acquiring Fund”), (the “Reorganization”). Upon the
closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for common shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Target Fund was then dissolved and terminated in accordance with its Declaration of Trust. Shareholders of the Target Fund became shareholders of the Acquiring Fund. Holders of common shares of the Target
Fund received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund was the survivor of the reorganization.
Effective prior to the opening of business on April 17, 2023, Nuveen Ohio Quality Municipal Income Fund (NUO) and Nuveen Georgia Quality
Municipal Income Fund (NKG) (the “Target Funds”) were each merged into NZF (the “Acquiring Fund”) (each a “Merger”).
With respect to each Merger of a Target Fund with and into the Acquiring Fund, the separate legal existence of the Target Fund ceased for all purposes and the Acquiring Fund succeeded to all the assets and assumed all the liabilities of the Target Fund. Shares of the Target Fund were converted into newly issued shares of the Acquiring Fund. Holders of common shares of the Target Fund received newly issued common shares of the Acquiring Fund, the aggregate net asset value (“NAV”) of which was equal to the aggregate NAV of the common shares of the Target Fund held immediately prior to the Merger (including for this purpose fractional Acquiring Fund shares to which shareholders were entitled). For accounting and performance reporting purposes, the Acquiring Fund is the survivor. Refer to Note 11 for further details on each Merger.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a
shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District
Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the Funds’ Control Share
By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
NDMO makes monthly cash distributions to common shareholders of a stated dollar amount per share. Subject to approval and oversight by the
Board, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular monthly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from the
Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by common shareholders as a nontaxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed the Fund’s total return on NAV, the difference will reduce NAV per share. If the Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by the Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of October 31 each year.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statements of Assets and Liabilities.
Fund
Gross
Custodian Fee
Credits
NVG
$ 33,545
NZF
4,847
NMZ
7,277
NMCO
5,199
NDMO
19,816

Notes to Financial Statements
(Unaudited) (continued)
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation
of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank
Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31,
2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset Date of Topic 848,
which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 - Fund Shares.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating
NVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,686,376,503 $ 96,089* $ 4,686,472,592
Common Stocks – 52,470,004 – 52,470,004
Corporate Bonds – 2,713,150 – 2,713,150
Short-Term Investments:
Municipal Bonds – 20,000,000 – 20,000,000
Total $ – $ 4,761,559,657 $ 96,089 $ 4,761,655,746
NZF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,155,222,290 $ 26,982* $ 4,155,249,272
Common Stocks – 117,347,934 – 117,347,934
Investment Companies 1,180,551 – – 1,180,551
Variable Rate Senior Loan Interests – – 73,149* 73,149
Total $ 1,180,551 $ 4,272,570,224 $ 100,131 $ 4,273,850,906
NMZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,912,653,400 $ 357,041* $ 1,913,010,441
Common Stocks 3,103,291 58,251,101 – 61,354,392
Corporate Bonds – – 357,097* 357,097
Variable Rate Senior Loan Interests – – 11,547* 11,547
Total $ 3,103,291 $ 1,970,904,501 $ 725,685 $ 1,974,733,477
NMCO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,038,698,537 $ 134,106* $ 1,038,832,643
Common Stocks – 66,652,564 – 66,652,564
Corporate Bonds – 2,007,118 – 2,007,118
Total $ – $ 1,107,358,219 $ 134,106 $ 1,107,492,325
NDMO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 771,399,912 $ – $ 771,399,912
U.S. Government and Agency Obligations – 99,267,574 – 99,267,574
Corporate Bonds – 2,950,179 495,589* 3,445,768
Total $ – $ 873,617,665 $ 495,589 $ 874,113,254
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NVG
$ 207,070,000 $ 28,330,000 $ 235,400,000
NZF
349,316,000 16,175,000 365,491,000
NMZ
428,766,000 17,610,000 446,376,000
NMCO
25,350,000 — 25,350,000
NDMO
650,000 — 650,000

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as “shortfall payments”). Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NVG
$ 196,833,425 3.55%
NZF
202,973,203 3.50
NMZ
437,677,479 4.00
NMCO
20,665,068 4.70
NDMO
7,203,096 2.85
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NVG
$ 204,540,000 $ 20,170,000 $ 224,710,000
NZF
346,801,000 16,175,000 362,976,000
NMZ
428,766,000 17,610,000 446,376,000
NMCO
25,350,000 — 25,350,000
NDMO
650,000 — 650,000

Notes to Financial Statements
(Unaudited) (continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts.  Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the
Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts:
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,”
into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of
Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current reporting period, NDMO managed the duration of its portfolio by shorting interest rate futures contracts.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets,
Fund
Purchases Sales and Maturities
NVG
$ 303,906,027 $ 428,893,265
NZF
510,084,537 350,637,957
NMZ
305,836,368 329,948,365
NMCO
121,793,871 142,320,049
NDMO
330,726,606 304,977,328
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
NDMO $ 16,604,934
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net
Unrealized Appreciation
(Depreciation) of
Futures Contracts
NDMO Interest rate Future contracts $831,869 $(2,140,765)

which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5. Fund Shares
Common Shares Equity Shelf Programs and Offering Costs:
The following Funds have filed a registration statement with the SEC authorizing each
Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during prior fiscal periods.
Under this Shelf Offering, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above each Fund’s NAV per common share. In the event the Fund’s
Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.
Maximum aggregate offering, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’
current and prior fiscal period were as follows:
Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Fund to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
NVG NMZ
Year Ended
4/30/23
Year Ended
10/31/22*
Year Ended
4/30/23
Year Ended
10/31/22
Maximum aggregate offering Unlimited Unlimited Unlimited Unlimited
Common shares sold – – 904,034 12,811,555
Offering proceeds, net of offering costs $– $– $9,590,166 $162,568,435
NMCO NDMO
Year Ended
4/30/23
Year Ended
10/31/22
Year Ended
4/30/23
Year Ended
10/31/22
Maximum aggregate offering $90,000,000 $90,000,000 $250,000,000 $250,000,000
Common shares sold 30,416 1,467,274 – 827,780
Offering proceeds, net of offering costs $357,037 $19,150,641 $– $12,647,921
* For the period November 21, 2021 through October 31, 2022.
NVG NZF
Six Months
Ended
4/30/23
Year Ended
10/31/22
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Issued in the Reorganization/Merger — — 28,358,649 23,223,782
Issued to shareholders due to reinvestment of distributions — 97,083 — —
Total — 97,083 28,358,649 23,223,782

Notes to Financial Statements
(Unaudited) (continued)
Adjustable Rate MuniFund Term Preferred Shares:
NMZ has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NMZ had $356,487,158 AMTP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
NMZ NMCO
Six Months
Ended
4/30/23
Year Ended
10/31/22
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Sold through shelf offering 904,034 12,811,555 30,416 1,467,274
Issued to shareholders due to reinvestment of distributions 10,000 113,611 — 18,120
Total 914,034 12,925,166 30,416 1,485,394
Weighted average common share:
Premium to NAV per shelf offering common share sold 1.23% 1.52% 1.12% 1.24%
NDMO
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Sold through shelf offering — 827,780
Issued to shareholders due to reinvestment of distributions 69,875 72,033
Total 69,875 899,813
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 1.28%
Fund Series
Shares
Outstanding
Liquidation
Preference
NMZ 2028 870 $87,000,000
2031 1,700 $170,000,000
2032 1,000 $100,000,000
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMZ 360-day 2028 March 1, 2028* August 31, 2018
360-day 2031 April 1, 2031* April 17, 2023
360-day 2032 June 1, 2032* June 8, 2023
* Subject to early termination by either the Fund or the holder.

Adjustable Rate MuniFund Term Preferred Shares:
NMZ has issued and has outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”)
Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NMZ had $356,487,158 AMTP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
NMZ NMCO
Six Months
Ended
4/30/23
Year Ended
10/31/22
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Sold through shelf offering 904,034 12,811,555 30,416 1,467,274
Issued to shareholders due to reinvestment of distributions 10,000 113,611 — 18,120
Total 914,034 12,925,166 30,416 1,485,394
Weighted average common share:
Premium to NAV per shelf offering common share sold 1.23% 1.52% 1.12% 1.24%
NDMO
Six Months
Ended
4/30/23
Year Ended
10/31/22
Common Shares:
Sold through shelf offering — 827,780
Issued to shareholders due to reinvestment of distributions 69,875 72,033
Total 69,875 899,813
Weighted average common share:
Premium to NAV per shelf offering common share sold –% 1.28%
Fund Series
Shares
Outstanding
Liquidation
Preference
NMZ 2028 870 $87,000,000
2031 1,700 $170,000,000
2032 1,000 $100,000,000
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NMZ 360-day 2028 March 1, 2028* August 31, 2018
360-day 2031 April 1, 2031* April 17, 2023
360-day 2032 June 1, 2032* June 8, 2023
* Subject to early termination by either the Fund or the holder.
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Fund's Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
MuniFund Preferred Shares:
NVG, NZF, NMCO and NDMO have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publicly available.
The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.
• Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.
Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.
• Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed
“spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.
The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.
• Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.
The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the
Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement
Operations.
For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MFP
Shares, Net” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Payable for interest” on the Statement of Assets and Liabilities.
Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NMZ
$ 357,000,000 3.79%

Notes to Financial Statements
(Unaudited) (continued)
Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with each Fund’s offering of MFP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NVG, NZF, NMCO and NDMO had $515,805,687, $640,101,331, $449,072,865 and $239,589,845 of MFP
Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NVG and NZF had $1,233,840,625 and $673,444,496 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NVG A 674 $67,400,000 January 3, 2028 VRM January 3, 2028*
B 200,000 $200,000,000 March 1, 2029 VRRM March 1, 2029
C 250,000 $250,000,000 December 1, 2031 VRRM December 1, 2031
NZF A 1,500 $150,000,000 May 1, 2047 VRM May 1, 2024
B 1,550 $155,000,000 February 3, 2048 VRM February 3, 2048*
C 3,360 $336,000,000 June 1, 2048 VRM September 1, 2023
NMCO A 1,000 $100,000,000 October 1, 2031 VRDM N/A
B 2,250 $225,000,000 October 1, 2031 VRM December 1, 2024
C 1,250 $125,000,000 October 1, 2031 VRM May 16, 2024
NDMO A 2,400 $240,000,000 September 1, 2032 VRM September 1, 2032
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 521,974,586 3.38%
NZF
641,000,000 3.78
NMCO
450,000,000 3.64
NDMO
240,000,000 3.73
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference Maturity
NVG 1 1,790 0.10% $179,000,000 December 1, 2043
2 2,954 0.10% $295,400,000 December 1, 2040
4 1,800 0.10% $180,000,000 June 1, 2046
5 2,955 0.10% $295,500,000 December 1, 2040
6 2,867 0.10% $286,700,000 December 1, 2040
NZF 1 2,688 N/A** $268,800,000 March 1, 2040
2 2,622 N/A** $262,200,000 March 1, 2040
3 1,460 0.05% $146,000,000 June 1, 2040
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.
Costs incurred in connection with each Fund’s offering of MFP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “MFP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
As of the end of the reporting period, NVG, NZF, NMCO and NDMO had $515,805,687, $640,101,331, $449,072,865 and $239,589,845 of MFP
Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:
The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NVG and NZF had $1,233,840,625 and $673,444,496 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the reporting period, were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Term
Redemption Date Mode
Mode
Termination Date
NVG A 674 $67,400,000 January 3, 2028 VRM January 3, 2028*
B 200,000 $200,000,000 March 1, 2029 VRRM March 1, 2029
C 250,000 $250,000,000 December 1, 2031 VRRM December 1, 2031
NZF A 1,500 $150,000,000 May 1, 2047 VRM May 1, 2024
B 1,550 $155,000,000 February 3, 2048 VRM February 3, 2048*
C 3,360 $336,000,000 June 1, 2048 VRM September 1, 2023
NMCO A 1,000 $100,000,000 October 1, 2031 VRDM N/A
B 2,250 $225,000,000 October 1, 2031 VRM December 1, 2024
C 1,250 $125,000,000 October 1, 2031 VRM May 16, 2024
NDMO A 2,400 $240,000,000 September 1, 2032 VRM September 1, 2032
* Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of MFP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 521,974,586 3.38%
NZF
641,000,000 3.78
NMCO
450,000,000 3.64
NDMO
240,000,000 3.73
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference Maturity
NVG 1 1,790 0.10% $179,000,000 December 1, 2043
2 2,954 0.10% $295,400,000 December 1, 2040
4 1,800 0.10% $180,000,000 June 1, 2046
5 2,955 0.10% $295,500,000 December 1, 2040
6 2,867 0.10% $286,700,000 December 1, 2040
NZF 1 2,688 N/A** $268,800,000 March 1, 2040
2 2,622 N/A** $262,200,000 March 1, 2040
3 1,460 0.05% $146,000,000 June 1, 2040
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
NZF’s Series 1 and Series 2 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on March 1, 2040 for the Fund’s Series 1 and 2 VRDP Shares, but is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
Transactions in preferred shares during the Funds' current and prior fiscal period, where applicable, are noted in the following table.
Transactions in AMTP Shares for the Funds, where applicable, were as follows:
Transactions in MFP Shares for the Funds, where applicable, were as follows:
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NVG
$ 1,236,600,000 2.86%
NZF
682,524,862 3.76
Year Ended
October 31, 2022
NVG Series Shares Amount
AMTP Shares redeemed 2028 (1,120) $(112,000,000)
NMZ
AMTP Shares issued 2032 1,000 $100,000,000

Notes to Financial Statements
(Unaudited) (continued)
Transactions in VRDP Shares for the Funds, where applicable, were as follows:
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NVG, the AMT applicable to individuals to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds is subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
April 30, 2023
NVG Series Shares Amount
MFP Shares redeemed A (935) $(93,500,000)
Year Ended
October 31, 2022
NVG Series Shares Amount
MFP Shares issued C 250,000 $250,000,000
MFP Shares noticed for redemption A (445) (44,500,000)
Year Ended
October 31, 2022
NDMO Series Shares Amount
MFP Shares issued A 2,400 $240,000,000
Six Months Ended
April 30, 2023
NZF Series Shares Amount
VRDP Shares redeemed 3 (500) $(50,000,000)
Year Ended
October 31, 2022
NVG Series Shares Amount
VRDP Shares redeemed 2 (900) $(90,000,000)
5 (450)    (45,000,000)
6 (400) (40,000,000)
Total (1,750) (175,000,000)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NVG
$ 4,664,035,407 $ 188,968,317 $ (298,416,291) $ (109,447,974)
NZF
3,805,916,754 233,918,182 (115,298,146) 118,620,036
NMZ
1,666,923,085 69,683,857 (190,635,565) (120,951,708)
NMCO
1,135,731,084 58,125,303 (111,713,931) (53,588,628)
NDMO
934,437,684 6,337,584 (67,312,007) (60,974,423)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NVG
$ 3,059,114 $ 640,469 $ — $ (437,592,703) $ (39,628,967) $ — $ (11,636,969) $ (485,159,056)
NZF
2,960,932 58,907 — (133,626,350) (190,528,853) — (8,352,215) (329,487,579)
NMZ
1,785,519 2,682,585 — (287,346,399) (63,280,785) — (5,847,263) (352,006,343)
NMCO
5,868,676 768,493 — (121,462,539) (89,959,088) — (3,167,233) (207,951,691)
NDMO
— 78,306 — (156,944,140) (86,230,737) — (4,563,162) (247,659,733)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend on October 3, 2022 and paid on November 1, 2022.
Fund
Short-Term Long-Term Total
NVG
1
$ 12,873,835 $ 26,755,132 $ 39,628,967
NZF
1
117,615,845 72,913,008 190,528,853
NMZ
29,362,558 33,918,227 63,280,785
NMCO
72,786,146 17,172,942 89,959,088
NDMO
46,082,932 40,147,805 86,230,737
1
A portion of NVG’s and NZF’s capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
NVG
NZF NMZ NMCO NDMO
Average Daily Managed Assets*
Fund-Level Fee
Rate
Fund-Level Fee
Rate
Fund-Level Fee
Rate
Fund-Level Fee
Rate
For the first $125 million 0.5000% 0.5500% 0.7500% 0.7000%
For the next $125 million 0.4875 0.5375 0.7375 0.6875
For the next $250 million 0.4750 0.5250 0.7250 0.6750
For the next $500 million 0.4625 0.5125 0.7125 0.6625
For the next $1 billion 0.4500 0.5000 0.7000 0.6500
For the next $3 billion 0.4250 0.4750 0.6750 0.6250
For managed assets over $5 billion 0.4125 0.4625 0.6625 0.6125

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April
30, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NVG
0.1592%
NZF
0.1592%
NMZ
0.1592%
NMCO
0.1592%
NDMO
0.1592%
Fund
Purchases Sales
Realized
Gain (Loss)
NVG
$ — $ — $ —
NZF
— — —
NMZ
— — —
NMCO
9,125,967 — —
NDMO
— — —

From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
9. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:
During the Funds' utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
10. Inter-Fund Borrowing and Lending
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through
Fund
Maximum
Outstanding
Balance
NVG
$ 51,100,000
NZF
82,800,000
NMZ
47,000,000
NMCO
18,809,893
NDMO
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NVG
23 $ 26,233,543 2.45%
NZF
74 29,632,220 2.64
NMZ
51 17,658,824 2.66
NMCO
42 10,065,228 2.63
NDMO
— — —

Notes to Financial Statements
(Unaudited) (continued)
the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.
11. Fund Mergers
The Mergers as previously described in Note 1 — General Information were structured to qualify as tax-free reorganizations under the Internal
Revenue Code for federal income tax purposes, and the Target Funds’ shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of each Merger, the Target Funds distributed all of their net investment income and capital gains, if any. Such a distribution may be taxable to the Target Funds’ shareholders for federal income tax purposes.
Investments:
The cost, fair value and net unrealized appreciation (depreciation) of the investments (including investments in derivatives) of the
Target Funds as of the date of each Merger, were as follows: share outstanding immediately before and after each Merger were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Common Shares:
The common shares outstanding, net assets applicable to common shares and NAV per common share outstanding immediately before and after each Merger were as follows:
Pro Forma Results of Operations (Unaudited):
The beginning of NUO and NKG’s current fiscal period was March 1, 2023 and June 1, 2022, respectively. Assuming the Mergers had been completed on November 1, 2022, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the Fund’s current fiscal period, are as follows:
NUO NKG
Cost of investments $244,285,021 $112,066,624
Fair value of investments 253,607,985 112,908,007
Net unrealized appreciation (depreciation) of investments 9,322,964 841,383
Target Fund - Prior to Merger into NZF NUO NKG
Common shares outstanding 18,254,255 10,399,812
Net assets applicable to common shares $269,057,366 $122,740,782
NAV per common share outstanding $14.74 $11.80
Acquiring Fund - Prior to Merger NZF
Common shares outstanding 165,390,401
Net assets applicable to common shares $2,284,999,614
NAV per common share outstanding $13.82
Acquiring Fund - Post Merger NZF
Common shares outstanding 193,749,050
Net assets applicable to common shares $2,676,797,762
NAV per common share outstanding $13.82

Because the combined investment portfolio of each Merger has been managed as a single integrated portfolio since each Merger was completed, it is not practicable to separate the amounts of revenue and earnings of each Target Fund that have been included in the Statement of Operations of the Acquiring Fund since each Merger was consummated.
Cost and Expenses:
In connection with each Merger, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as components of “Accrued other expenses” on the Statement of Assets and Liabilities and “Reorganization/Merger expenses” on the
Statement of Operations.
12. Subsequent Events
Committed Line of Credit
: During June 2023, the Participating Funds renewed the standby credit facility through June 2024. All other terms remain unchanged.
Acquiring Fund - Pro Forma Results from Operations NZF
Net investment income (loss) $51,689,269
Net realized and unrealized gains (losses) 209,640,810
Change in net assets resulting from operations 261,330,079

Risk Considerations
(Unaudited)
Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall
. Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NVG.
Nuveen Municipal Credit Income Fund (NZF)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NZF.
Nuveen Municipal High Income Opportunity Fund (NMZ)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NMZ.
Nuveen Municipal Credit Opportunities Fund (NMCO)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value.
Debt or fixed income
securities
such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall.
Lower credit debt
securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk
and
tax
risk
are described in more detail on the Fund’s web page at www.nuveen.com/NMCO.
Nuveen Dynamic Municipal Opportunities Fund (NDMO)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-
end fund shares may frequently trade at a discount or premium to their net asset value. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments.
Debt or fixed income
securities
such as those municipal securities held by the Fund, are subject to market risk, credit risk, interest rate risk, liquidity risk and income risk. As interest rates rise, bond prices fall. Lower quality municipal securities may be more likely to fail to make timely interest or principal payments.
Leverage
increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk,
derivatives risk
and
tax risk
are described in more detail on the Fund’s web page at www.nuveen.com/NDMO.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NVG NZF NMZ NMCO NDMO
Common shares repurchased 0 0 0 0 0

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return
: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration:
Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender
Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Industrial Development Revenue Bond (IDR):
A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-
term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100%
of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding
: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond:
A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond.
Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-C-0423P 2913718-INV-B-06/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Credit Income Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: July 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: July 6, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: July 6, 2023